NYLIAC Variable Universal Life Separate Account-I
Financial Statements

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities
As of December 31, 2020

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP CBRE Global Infrastructure— Initial Class	MainStay VP Conservative Allocation— Initial Class	MainStay VP Emerging Markets Equity— Initial Class
ASSETS:
Investment at net asset value	$18,532,867	$36,359,944	$1,022,458	$16,707,121	$42,440,203
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	2,747	36,151	1,180	9	97
Net receivable from (payable to) the Fund for shares sold or purchased	(2,632)	(35,808)	(1,179)	136	234

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	103	309	1	132	302
Administrative charges	12	34	—	13	29

Total net assets	$18,532,867	$36,359,944	$1,022,458	$16,707,121	$42,440,203

Total shares outstanding	1,249,983	2,365,828	157,767	1,343,103	3,686,029

Net asset value per share (NAV)	$14.83	$15.37	$6.48	$12.44	$11.51

Total units outstanding	706,412	1,358,211	121,874	735,342	3,383,168
Variable accumulation unit value (lowest to highest)	$19.53 to $27.23	$13.44 to $33.92	$8.13 to $8.40	$21.64 to $23.77	$12.10 to $12.87
Identified cost of investment	$17,882,803	$34,490,639	$1,229,677	$15,526,778	$33,957,246
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Growth Allocation— Initial Class	MainStay VP Income Builder— Initial Class
ASSETS:
Investment at net asset value	$128,833,185	$46,028,701	$16,349,694	$92,646,479	$68,261,188
Dividends due and accrued	—	—	6,900	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	36,589	(25,055)	24,399	(1,127)	543
Net receivable from (payable to) the Fund for shares sold or purchased	(35,281)	25,248	(31,198)	1,413	349

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,186	175	91	261	791
Administrative charges	122	18	10	25	101

Total net assets	$128,833,185	$46,028,701	$16,349,694	$92,646,479	$68,261,188

Total shares outstanding	8,517,052	3,727,865	1,854,565	7,341,999	3,929,945

Net asset value per share (NAV)	$15.13	$12.35	$8.81	$12.62	$17.37

Total units outstanding	4,187,708	2,332,185	947,460	3,391,053	1,758,552
Variable accumulation unit value (lowest to highest)	$21.71 to $34.61	$18.81 to $20.02	$13.75 to $17.97	$25.35 to $27.69	$19.63 to $52.81
Identified cost of investment	$116,767,847	$44,973,630	$16,556,508	$83,178,116	$60,838,866
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP Indexed Bond— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class
ASSETS:
Investment at net asset value	$—	$10,231,762	$164,488,866	$126,917,853	$77,526,391
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(5,502)	5,519	4,080	(2,040)
Net receivable from (payable to) the Fund for shares sold or purchased	—	5,513	(3,768)	(2,332)	2,718

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	10	1,621	1,568	626
Administrative charges	—	1	130	180	52

Total net assets	$—	$10,231,762	$164,488,866	$126,917,853	$77,526,391

Total shares outstanding	—	1,134,279	10,814,734	4,488,013	4,265,950

Net asset value per share (NAV)	$—	$9.02	$15.21	$28.28	$18.17

Total units outstanding	—	1,148,362	7,022,437	2,200,694	1,369,830
Variable accumulation unit value (lowest to highest)	$—	$8.53 to $8.94	$22.80 to $24.26	$37.10 to $95.38	$27.68 to $71.71
Identified cost of investment	$—	$9,651,961	$126,620,318	$99,766,816	$54,737,263
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Mid Cap Core— Initial Class
ASSETS:
Investment at net asset value	$16,291,238	$263,127,914	$151,430,140	$59,160,834	$105,460,047
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	27,671	(11,132)	16,613	(2,240)	(14,478)
Net receivable from (payable to) the Fund for shares sold or purchased	(27,511)	15,509	(15,425)	2,703	15,110

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	144	3,877	1,068	418	579
Administrative charges	16	500	120	45	53

Total net assets	$16,291,238	$263,127,914	$151,430,140	$59,160,834	$105,460,047

Total shares outstanding	1,452,979	6,720,350	15,304,786	3,209,454	7,554,986

Net asset value per share (NAV)	$11.21	$39.15	$9.89	$18.43	$13.96

Total units outstanding	734,146	5,353,344	3,401,579	1,533,733	2,026,340
Variable accumulation unit value (lowest to highest)	$11.99 to $27.16	$27.28 to $69.86	$18.37 to $59.23	$29.72 to $46.77	$46.12 to $55.36
Identified cost of investment	$16,184,476	$179,021,893	$149,802,287	$43,836,034	$101,974,859
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Initial Class	MainStay VP MacKay Unconstrained Bond— Initial Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Initial Class
ASSETS:
Investment at net asset value	$502,425,228	$47,014,571	$22,538,035	$29,021,274	$48,024,539
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	93,737	(30,155)	(14,647)	(3,724)	3,541
Net receivable from (payable to) the Fund for shares sold or purchased	(88,887)	30,397	14,696	3,848	(3,236)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,345	222	44	113	273
Administrative charges	505	20	5	11	32

Total net assets	$502,425,228	$47,014,571	$22,538,035	$29,021,274	$48,024,539

Total shares outstanding	7,036,137	4,009,772	2,199,326	4,433,775	4,006,485

Net asset value per share (NAV)	$71.41	$11.73	$10.25	$6.55	$11.99

Total units outstanding	8,687,006	3,170,253	1,613,275	4,237,275	1,930,574
Variable accumulation unit value (lowest to highest)	$10.57 to $111.21	$14.48 to $14.96	$13.24 to $14.07	$6.53 to $6.95	$18.84 to $25.79
Identified cost of investment	$249,164,391	$44,252,837	$21,827,398	$33,263,171	$45,336,206
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP Moderate Growth Allocation— Initial Class	MainStay VP PIMCO Real Return— Initial Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class
ASSETS:
Investment at net asset value	$98,314,022	$12,401,710	$64,791,994	$68,886,564	$62,921,544
Dividends due and accrued	—	—	—	—	51
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(51,134)	1,641	(45,964)	1,814	154,119
Net receivable from (payable to) the Fund for shares sold or purchased	51,651	(1,588)	46,632	(1,310)	(153,814)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	461	48	612	466	329
Administrative charges	56	5	56	38	27

Total net assets	$98,314,022	$12,401,710	$64,791,994	$68,886,564	$62,921,544

Total shares outstanding	8,066,990	1,309,855	3,568,391	5,959,509	62,915,201

Net asset value per share (NAV)	$12.19	$9.47	$18.16	$11.56	$1.00

Total units outstanding	3,705,228	1,011,684	2,321,173	3,131,014	49,658,818
Variable accumulation unit value (lowest to highest)	$20.88 to $27.29	$11.68 to $12.43	$27.14 to $28.87	$21.19 to $22.54	$1.04 to $1.51
Identified cost of investment	$94,022,061	$11,423,576	$41,785,928	$70,148,704	$62,921,161
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS International Value Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger Capital Appreciation Portfolio— Class I-2	American Century Investments® VP Inflation Protection Fund— Class II
ASSETS:
Investment at net asset value	$112,987,200	$5	$12,683,123	$3,053,504	$355,593
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(20,435)	—	4,333	72	—
Net receivable from (payable to) the Fund for shares sold or purchased	21,225	—	(4,281)	(72)	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	736	—	48	—	—
Administrative charges	54	—	4	—	—

Total net assets	112,987,200	5	12,683,123	3,053,504	355,593

Total shares outstanding	3,448,643	—	729,334	30,550	32,064

Net asset value per share (NAV)	$32.76	$14.45	$17.39	$99.95	$11.09

Total units outstanding	2,169,391	—	489,046	30,150	19,573
Variable accumulation unit value (lowest to highest)	$36.20 to $61.79	$12.04 to $12.04	$23.75 to $26.68	$44.85 to $106.68	$14.10 to $18.59
Identified cost of investment	$80,105,222	$5	$13,276,198	$2,372,986	$347,175
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	American Century Investments® VP International Fund— Class II	American Century Investments® VP Value Fund— Class II	American Funds IS Asset Allocation Fund— Class 2	American Funds IS Blue Chip Income and Growth Fund— Class 2	American Funds IS Global Small Capitalization Fund— Class 2
ASSETS:
Investment at net asset value	$3,394,722	$3,731,292	$3,602,044	$6,775,518	$5,622,591
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	216	—	(22)	(64)	212
Net receivable from (payable to) the Fund for shares sold or purchased	(216)	—	57	92	(198)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	32	25	13
Administrative charges	—	—	3	3	1

Total net assets	$3,394,722	$3,731,292	$3,602,044	$6,775,518	$5,622,591

Total shares outstanding	241,274	333,449	137,430	478,835	178,156

Net asset value per share (NAV)	$14.07	$11.19	$26.21	$14.15	$31.56

Total units outstanding	85,769	88,605	277,812	532,281	309,608
Variable accumulation unit value (lowest to highest)	$39.58 to $39.58	$42.11 to $42.11	$12.85 to $13.09	$12.51 to $12.79	$17.55 to $18.26
Identified cost of investment	$2,443,208	$3,072,022	$3,175,360	$6,078,339	$4,386,865
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	American Funds IS Growth Fund— Class 2	American Funds IS New World Fund®— Class 2	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares
ASSETS:
Investment at net asset value	$9,161,796	$18,509,630	$21,695,502	$5,255,293	$60,724,305
Dividends due and accrued	—	—	—	22,310	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,214	(338)	28,111	503	1,185
Net receivable from (payable to) the Fund for shares sold or purchased	(1,149)	380	(28,035)	(22,793)	(882)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	60	38	70	18	280
Administrative charges	5	4	6	2	23

Total net assets	$9,161,796	$18,509,630	$21,695,502	$5,255,293	$60,724,305

Total shares outstanding	76,880	592,308	1,113,161	692,193	1,655,515

Net asset value per share (NAV)	$119.17	$31.25	$19.49	$7.56	$36.68

Total units outstanding	454,975	1,109,209	1,632,296	378,756	776,966
Variable accumulation unit value (lowest to highest)	$19.86 to $20.30	$16.02 to $16.78	$13.10 to $13.35	$13.37 to $14.01	$59.73 to $88.47
Identified cost of investment	$6,571,789	$13,381,846	$19,079,794	$5,008,442	$34,779,285
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I	Columbia Variable Portfolio— Commodity Strategy Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Small Cap Value Fund— Class 2
ASSETS:
Investment at net asset value	$3,483,501	$2,634,575	$851,816	$3,282,303	$26,619
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	731	94	(1,019)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(725)	(91)	1,028	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	5	3	8	—
Administrative charges	—	1	—	1	—

Total net assets	$3,483,501	$2,634,575	$851,816	$3,282,303	$26,619

Total shares outstanding	70,147	51,107	196,724	329,218	1,658

Net asset value per share (NAV)	$49.66	$51.55	$4.33	$9.97	$16.06

Total units outstanding	92,198	161,181	106,816	248,106	1,253
Variable accumulation unit value (lowest to highest)	$37.78 to $37.78	$15.98 to $16.39	$7.72 to $8.03	$12.79 to $13.31	$21.25 to $21.25
Identified cost of investment	$2,617,985	$2,272,274	$962,426	$3,123,364	$27,056
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Delaware VIP® Diversified Income Series— Standard Class	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Series— Standard Class	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class
ASSETS:
Investment at net asset value	$71,944	$7,772,357	$1,614	$—	$11,926,804
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	2,703	—	—	(1,685)
Net receivable from (payable to) the Fund for shares sold or purchased	—	(2,677)	—	—	1,728

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	24	—	—	39
Administrative charges	—	2	—	—	4

Total net assets	$71,944	$7,772,357	$1,614	$—	$11,926,804

Total shares outstanding	6,224	264,186	84	—	349,145

Net asset value per share (NAV)	$11.56	$29.42	$19.16	$—	$34.16

Total units outstanding	4,691	402,003	159	—	564,514
Variable accumulation unit value (lowest to highest)	$15.34 to $15.34	$16.71 to $19.59	$10.18 to $10.18	$—	$20.15 to $21.81
Identified cost of investment	$64,827	$6,015,232	$1,586	$—	$11,903,727
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Delaware VIP® Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	DFA VA Short-Term Fixed Portfolio
ASSETS:
Investment at net asset value	$99,248	$124,894	$134,524	$190,143	$274,331
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—
Administrative charges	—	—	—	—	—

Total net assets	$99,248	$124,894	$134,524	$190,143	$274,331

Total shares outstanding	3,445	11,749	10,183	16,141	26,895

Net asset value per share (NAV)	$28.81	$10.63	$13.21	$11.78	$10.20

Total units outstanding	3,563	10,441	6,728	12,854	25,448
Variable accumulation unit value (lowest to highest)	$27.86 to $27.86	$11.96 to $11.96	$20.00 to $20.00	$14.79 to $14.79	$10.78 to $10.78
Identified cost of investment	$96,231	$124,528	$122,908	$177,985	$275,562
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A
ASSETS:
Investment at net asset value	$363,690	$202,877	$6,783,322	$1,391,346	$5,417,688
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	895	2,759	(1,084)
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(881)	(2,753)	1,116

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	13	5	28
Administrative charges	—	—	1	1	4

Total net assets	$363,690	$202,877	$6,783,322	$1,391,346	$5,417,688

Total shares outstanding	13,714	11,020	495,133	80,008	451,474

Net asset value per share (NAV)	$26.52	$18.41	$13.70	$17.39	$12.00

Total units outstanding	14,571	8,759	567,063	103,959	257,850
Variable accumulation unit value (lowest to highest)	$24.96 to $24.96	$23.16 to $23.16	$11.62 to $12.01	$12.87 to $26.95	$19.75 to $21.57
Identified cost of investment	$339,411	$180,883	$6,317,391	$1,180,562	$6,049,090
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$4,108,970	$333,526,684	$2,529,765	$89,601,853	$2,455,330
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(4,085)	7,234	5,452	7,739	(1,580)
Net receivable from (payable to) the Fund for shares sold or purchased	4,128	(4,311)	(5,442)	(6,935)	1,603

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	38	2,648	9	725	21
Administrative charges	5	275	1	79	2

Total net assets	$4,108,970	$333,526,684	$2,529,765	$89,601,853	$2,455,330

Total shares outstanding	362,024	6,923,950	171,509	3,749,031	163,362

Net asset value per share (NAV)	$11.35	$48.17	$14.75	$23.90	$15.03

Total units outstanding	410,902	4,701,189	179,405	2,295,050	137,709
Variable accumulation unit value (lowest to highest)	$10.00 to $10.00	$33.54 to $96.94	$13.90 to $14.16	$24.74 to $48.55	$17.36 to $18.32
Identified cost of investment	$4,154,709	$203,881,303	$2,001,528	$79,919,006	$2,197,714
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class
ASSETS:
Investment at net asset value	$6,697,048	$5,823,027	$32,774,022	$11,657,546	$5,929,589
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,265	473,341	(21,062)	48	4,496
Net receivable from (payable to) the Fund for shares sold or purchased	(1,229)	(473,320)	21,221	(48)	(4,457)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	33	19	143	—	36
Administrative charges	3	2	16	—	3

Total net assets	$6,697,048	$5,823,027	$32,774,022	$11,657,546	$5,929,589

Total shares outstanding	397,923	224,308	422,672	113,180	154,376

Net asset value per share (NAV)	$16.83	$25.96	$77.54	$103.00	$38.41

Total units outstanding	333,781	268,895	764,591	209,873	398,673
Variable accumulation unit value (lowest to highest)	$19.31 to $20.38	$20.74 to $21.88	$41.40 to $43.38	$55.55 to $55.55	$14.76 to $14.93
Identified cost of investment	$5,748,831	$4,856,102	$21,534,662	$5,868,947	$5,324,242
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class
ASSETS:
Investment at net asset value	$31,507,576	$4,139,453	$2,554,439	$17,725,258	$7,688,357
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	444	—	(16,312)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(418)	—	16,360	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	23	—	44	—
Administrative charges	—	3	—	4	—

Total net assets	$31,507,576	$4,139,453	$2,554,439	$17,725,258	$7,688,357

Total shares outstanding	84,791	378,032	181,294	457,780	289,908

Net asset value per share (NAV)	$371.59	$10.95	$14.09	$38.72	$26.52

Total units outstanding	687,495	390,905	113,783	683,172	233,827
Variable accumulation unit value (lowest to highest)	$34.33 to $45.98	$10.58 to $10.59	$15.36 to $22.96	$20.68 to $67.22	$18.62 to $32.92
Identified cost of investment	$15,525,829	$3,966,300	$2,433,675	$15,058,617	$5,115,371
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Invesco Oppenheimer V.I. Main Street Small Cap Fund®— Series I Shares	Invesco V.I. American Value Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares
ASSETS:
Investment at net asset value	$263,866	$—	$32,479	$22,635,753	$13,690,956
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	48	—	—	4,814	5,921
Net receivable from (payable to) the Fund for shares sold or purchased	(48)	—	—	(4,758)	(5,881)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	51	37
Administrative charges	—	—	—	5	3

Total net assets	$263,866	$—	$32,479	$22,635,753	$13,690,956

Total shares outstanding	9,623	—	2,211	532,355	145,324

Net asset value per share (NAV)	$27.42	$—	$14.69	$42.52	$94.21

Total units outstanding	17,033	—	2,032	1,244,918	708,480
Variable accumulation unit value (lowest to highest)	$15.42 to $15.49	$—	$15.99 to $15.99	$16.40 to $18.90	$16.12 to $83.01
Identified cost of investment	$253,776	$—	$37,961	$19,200,958	$10,954,226
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Legg Mason/QS Aggressive Model Portfolio— Class I	Legg Mason/QS Conservative Model Portfolio— Class I	Legg Mason/QS Moderate Model Portfolio— Class I
ASSETS:
Investment at net asset value	$23,449	$114,820,203	$2,088,823	$997,894	$2,128,864
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(4,913)	16,985	—	1,527
Net receivable from (payable to) the Fund for shares sold or purchased	—	6,425	(16,983)	2	(1,523)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1,385	2	2	4
Administrative charges	—	127	—	—	—

Total net assets	$23,449	$114,820,203	$2,088,823	$997,894	$2,128,864

Total shares outstanding	411	1,804,782	161,424	91,466	180,412

Net asset value per share (NAV)	$57.00	$63.62	$12.94	$10.91	$11.80

Total units outstanding	508	3,509,482	160,631	90,420	179,175
Variable accumulation unit value (lowest to highest)	$46.18 to $46.18	$25.43 to $45.10	$12.95 to $13.01	$10.99 to $11.04	$11.83 to $11.89
Identified cost of investment	$15,438	$60,555,184	$1,919,423	$984,545	$2,015,762
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Legg Mason/QS Moderately Aggressive Model Portfolio— Class I	Legg Mason/QS Moderately Conservative Model Portfolio— Class I	LVIP Baron Growth Opportunities Fund— Service Class	LVIP SSgA International Index Fund— Standard Class	LVIP SSgA Mid-Cap Index Fund— Standard Class
ASSETS:
Investment at net asset value	$3,055,643	$992,447	$38,667	$—	$1,132,195
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	9,354	—	—	—	17
Net receivable from (payable to) the Fund for shares sold or purchased	(9,347)	4	—	—	(14)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	6	4	—	—	3
Administrative charges	1	—	—	—	—

Total net assets	$3,055,643	$992,447	$38,667	$—	$1,132,195

Total shares outstanding	246,622	86,525	490	—	88,709

Net asset value per share (NAV)	$12.39	$11.47	$78.92	$—	$12.76

Total units outstanding	245,806	86,012	1,010	—	89,301
Variable accumulation unit value (lowest to highest)	$12.38 to $12.44	$11.50 to $11.55	$38.29 to $38.29	$—	$12.48 to $12.72
Identified cost of investment	$2,830,925	$951,737	$26,735	$—	$954,071
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Research Series— Initial Class
ASSETS:
Investment at net asset value	$19,007,967	$12,995,573	$7,041,632	$15,662,136	$4,872,443
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	5,917	(1,598)	5,279	(38,186)	801
Net receivable from (payable to) the Fund for shares sold or purchased	(5,827)	1,625	(5,258)	38,218	(782)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	82	24	20	30	17
Administrative charges	8	3	1	2	2

Total net assets	$19,007,967	$12,995,573	$7,041,632	$15,662,136	$4,872,443

Total shares outstanding	542,310	355,362	819,748	580,940	148,234

Net asset value per share (NAV)	$35.05	$36.57	$8.59	$26.96	$32.87

Total units outstanding	724,761	622,916	512,110	351,174	162,774
Variable accumulation unit value (lowest to highest)	$25.09 to $28.13	$19.94 to $43.92	$10.50 to $13.78	$35.54 to $72.92	$28.49 to $41.13
Identified cost of investment	$14,716,334	$10,435,023	$6,475,008	$11,505,501	$4,212,860
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MFS® Total Return Bond Series— Initial Class	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I
ASSETS:
Investment at net asset value	$46,482	$15,771	$425,157	$20,065,340	$21,541,769
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(2,499)	2,117
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	2,567	(2,059)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	62	53
Administrative charges	—	—	—	6	5

Total net assets	$46,482	$15,771	$425,157	$20,065,340	$21,541,769

Total shares outstanding	3,292	773	54,930	1,171,357	541,250

Net asset value per share (NAV)	$14.12	$20.40	$7.74	$17.13	$39.80

Total units outstanding	3,012	592	13,738	1,237,668	650,247
Variable accumulation unit value (lowest to highest)	$15.43 to $15.43	$26.63 to $26.63	$30.95 to $30.95	$14.25 to $37.91	$30.03 to $69.20
Identified cost of investment	$45,304	$14,895	$431,054	$22,730,592	$14,797,903
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Institutional Class
ASSETS:
Investment at net asset value	$183,396	$707,924	$10,314,736	$623,366	$3,080,270
Dividends due and accrued	—	34	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	321,106	(4,640)	—	(1,928)
Net receivable from (payable to) the Fund for shares sold or purchased	—	(321,140)	4,670	—	1,943

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	27	—	14
Administrative charges	—	—	3	—	1

Total net assets	$183,396	$707,924	$10,314,736	$623,366	$3,080,270

Total shares outstanding	15,045	64,295	917,681	60,055	296,751

Net asset value per share (NAV)	$12.19	$11.01	$11.24	$10.38	$10.38

Total units outstanding	9,403	62,972	756,100	43,824	281,228
Variable accumulation unit value (lowest to highest)	$19.53 to $19.53	$11.21 to $11.24	$13.12 to $13.74	$14.23 to $14.23	$10.69 to $11.05
Identified cost of investment	$178,841	$693,644	$10,126,237	$621,287	$3,038,943
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio
ASSETS:
Investment at net asset value	$1,868,415	$18,046,045	$136,008	$36,299	$235,018
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	48	2,885	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(48)	(2,787)	—	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	89	—	—	—
Administrative charges	—	9	—	—	—

Total net assets	$1,868,415	$18,046,045	$136,008	$36,299	$235,018

Total shares outstanding	161,209	1,557,036	2,682	2,125	47,003

Net asset value per share (NAV)	$11.59	$11.59	$50.71	$17.08	$5.00

Total units outstanding	90,969	1,396,361	2,922	1,939	15,791
Variable accumulation unit value (lowest to highest)	$14.78 to $21.33	$12.50 to $13.10	$46.55 to $46.55	$18.72 to $18.72	$11.93 to $16.07
Identified cost of investment	$1,776,947	$17,131,767	$69,393	$32,571	$229,328
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	T. Rowe Price New America Growth Portfolio	The Merger Fund VL	Victory VIF Diversified Stock Fund— Class A Shares
ASSETS:
Investment at net asset value	$12,457	$38,520	$—
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—
Administrative charges	—	—	—

Total net assets	$12,457	$38,520	$—

Total shares outstanding	314	3,155	—

Net asset value per share (NAV)	$39.66	$12.21	$—

Total units outstanding	269	2,820	—
Variable accumulation unit value (lowest to highest)	$46.26 to $46.26	$13.66 to $13.66	$—
Identified cost of investment	$10,212	$35,952	$—
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations
For the year ended December 31, 2020

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP CBRE Global Infrastructure— Initial Class	MainStay VP Conservative Allocation— Initial Class	MainStay VP Emerging Markets Equity— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$359,167	$735,661	$68,793	$323,690	$1,156,538
Mortality and expense risk charges	(35,866)	(114,269)	(330)	(44,865)	(91,405)
Administrative charges	(4,219)	(12,731)	(12)	(4,456)	(8,725)

Net investment income (loss)	319,082	608,661	68,451	274,369	1,056,408

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,605,835	5,155,530	199,951	3,099,423	3,406,895
Cost of investments sold	(2,342,046)	(5,139,915)	(280,406)	(3,029,851)	(3,649,138)

Net realized gain (loss) on investments	263,789	15,615	(80,455)	69,572	(242,243)
Realized gain distribution received	658,032	82,463	—	242,093	—
Change in unrealized appreciation (depreciation) on investments	(3,221)	1,853,670	(104,896)	904,519	7,802,146

Net gain (loss) on investments	918,600	1,951,748	(185,351)	1,216,184	7,559,903

Net increase (decrease) in net assets resulting from operations	$1,237,682	$2,560,409	$(116,900)	$1,490,553	$8,616,311
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Growth Allocation— Initial Class	MainStay VP Income Builder— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$3,278,251	$1,144,880	$620,526	$1,847,656	$1,590,828
Mortality and expense risk charges	(409,909)	(64,034)	(33,376)	(85,098)	(271,743)
Administrative charges	(42,078)	(6,595)	(3,581)	(8,187)	(34,434)

Net investment income (loss)	2,826,264	1,074,251	583,569	1,754,371	1,284,651

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,525,827	5,572,651	3,416,245	7,005,903	4,927,503
Cost of investments sold	(7,117,087)	(5,756,386)	(3,714,677)	(6,396,074)	(3,677,041)

Net realized gain (loss) on investments	2,408,740	(183,735)	(298,432)	609,829	1,250,462
Realized gain distribution received	4,204,870	2,527,400	—	4,020,549	2,373,721
Change in unrealized appreciation (depreciation) on investments	(10,838,531)	(3,955,668)	(7,370)	5,808,984	(287,337)

Net gain (loss) on investments	(4,224,921)	(1,612,003)	(305,802)	10,439,362	3,336,846

Net increase (decrease) in net assets resulting from operations	$(1,398,657)	$(537,752)	$277,767	$12,193,733	$4,621,497
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP Indexed Bond— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$44,778	$209,650	$2,815,402	$1,771,809	$474,277
Mortality and expense risk charges	(8,193)	(3,521)	(546,193)	(510,752)	(189,954)
Administrative charges	(1,123)	(319)	(43,419)	(58,538)	(15,689)

Net investment income (loss)	35,462	205,810	2,225,790	1,202,519	268,634

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,653,066	640,810	11,011,653	9,768,290	6,881,133
Cost of investments sold	(4,464,213)	(643,102)	(7,923,647)	(5,175,314)	(4,879,658)

Net realized gain (loss) on investments	188,853	(2,292)	3,088,006	4,592,976	2,001,475
Realized gain distribution received	6,260	—	5,342,688	8,648,905	700,188
Change in unrealized appreciation (depreciation) on investments	(79,229)	281,229	9,247,611	1,951,240	17,390,210

Net gain (loss) on investments	115,884	278,937	17,678,305	15,193,121	20,091,873

Net increase (decrease) in net assets resulting from operations	$151,346	$484,747	$19,904,095	$16,395,640	$20,360,507
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Mid Cap Core— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$230,463	$1,309,811	$8,374,302	$385,131	$892,813
Mortality and expense risk charges	(52,600)	(1,205,093)	(377,683)	(132,513)	(189,027)
Administrative charges	(5,865)	(154,716)	(42,398)	(14,346)	(17,193)

Net investment income (loss)	171,998	(49,998)	7,954,221	238,272	686,593

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,181,384	17,523,711	11,764,505	4,921,692	12,258,873
Cost of investments sold	(2,320,347)	(9,643,812)	(10,932,979)	(3,458,697)	(10,154,411)

Net realized gain (loss) on investments	(138,963)	7,879,899	831,526	1,462,995	2,104,462
Realized gain distribution received	—	21,583,892	—	2,829,167	6,312,975
Change in unrealized appreciation (depreciation) on investments	663,694	34,560,137	(1,783,409)	5,515,543	756,134

Net gain (loss) on investments	524,731	64,023,928	(951,883)	9,807,705	9,173,571

Net increase (decrease) in net assets resulting from operations	$696,729	$63,973,930	$7,002,338	$10,045,977	$9,860,164
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Initial Class	MainStay VP MacKay Unconstrained Bond— Initial Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$6,313,161	$49,970	$563,152	$632,136	$1,122,705
Mortality and expense risk charges	(1,402,841)	(66,332)	(15,639)	(34,172)	(92,459)
Administrative charges	(162,700)	(5,873)	(1,638)	(3,454)	(10,750)

Net investment income (loss)	4,747,620	(22,235)	545,875	594,510	1,019,496

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	31,424,862	3,249,567	2,355,529	1,786,318	4,421,650
Cost of investments sold	(13,241,372)	(3,740,164)	(2,475,537)	(3,205,378)	(4,827,621)

Net realized gain (loss) on investments	18,183,490	(490,597)	(120,008)	(1,419,060)	(405,971)
Realized gain distribution received	3,501,431	—	—	—	1,195,012
Change in unrealized appreciation (depreciation) on investments	49,600,577	4,822,509	753,017	2,941,502	2,934,929

Net gain (loss) on investments	71,285,498	4,331,912	633,009	1,522,442	3,723,970

Net increase (decrease) in net assets resulting from operations	$76,033,118	$4,309,677	$1,178,884	$2,116,952	$4,743,466
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP Moderate Growth Allocation— Initial Class	MainStay VP PIMCO Real Return— Initial Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,620,472	$228,738	$—	$2,164,493	$92,726
Mortality and expense risk charges	(156,113)	(15,696)	(175,661)	(155,329)	(115,902)
Administrative charges	(18,537)	(1,505)	(15,982)	(12,542)	(9,998)

Net investment income (loss)	2,445,822	211,537	(191,643)	1,996,622	(33,174)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,661,011	1,414,398	6,406,302	5,659,048	33,127,300
Cost of investments sold	(7,374,211)	(1,478,613)	(4,650,512)	(5,288,474)	(33,126,959)

Net realized gain (loss) on investments	286,800	(64,215)	1,755,790	370,574	341
Realized gain distribution received	3,068,690	—	1,587,425	4,619,297	—
Change in unrealized appreciation (depreciation) on investments	5,305,907	1,059,610	15,607,507	(7,137,194)	204

Net gain (loss) on investments	8,661,397	995,395	18,950,722	(2,147,323)	545

Net increase (decrease) in net assets resulting from operations	$11,107,219	$1,206,932	$18,759,079	$(150,701)	$(32,629)
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS International Value Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger Capital Appreciation Portfolio— Class I-2	American Century Investments® VP Inflation Protection Fund— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$100,801	$—	$4,564
Mortality and expense risk charges	(225,393)	—	(13,839)	—	—
Administrative charges	(16,545)	—	(1,190)	—	—

Net investment income (loss)	(241,938)	—	85,772	—	4,564

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,378,078	—	956,892	87,992	19,685
Cost of investments sold	(5,154,696)	—	(1,364,890)	(71,363)	(21,027)

Net realized gain (loss) on investments	3,223,382	—	(407,998)	16,629	(1,342)
Realized gain distribution received	6,608,193	—	461,413	389,587	—
Change in unrealized appreciation (depreciation) on investments	20,607,163	—	354,740	485,084	27,201

Net gain (loss) on investments	30,438,738	—	408,155	891,300	25,859

Net increase (decrease) in net assets resulting from operations	$30,196,800	$—	$493,927	$891,300	$30,423
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	American Century Investments® VP International Fund— Class II	American Century Investments® VP Value Fund— Class II	American Funds IS Asset Allocation Fund— Class 2	American Funds IS Blue Chip Income and Growth Fund— Class 2	American Funds IS Global Small Capitalization Fund— Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$10,488	$68,630	$53,148	$103,847	$6,882
Mortality and expense risk charges	—	—	(9,655)	(8,249)	(4,346)
Administrative charges	—	—	(873)	(926)	(465)

Net investment income (loss)	10,488	68,630	42,620	94,672	2,071

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	121,420	103,096	483,259	1,446,973	802,718
Cost of investments sold	(79,734)	(62,853)	(458,572)	(1,541,377)	(693,978)

Net realized gain (loss) on investments	41,686	40,243	24,687	(94,404)	108,740
Realized gain distribution received	40,444	77,773	13,738	64,184	256,971
Change in unrealized appreciation (depreciation) on investments	605,321	(110,174)	301,847	576,777	949,351

Net gain (loss) on investments	687,451	7,842	340,272	546,557	1,315,062

Net increase (decrease) in net assets resulting from operations	$697,939	$76,472	$382,892	$641,229	$1,317,133
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	American Funds IS Growth Fund— Class 2	American Funds IS New World Fund®— Class 2	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares
INVESTMENT INCOME (LOSS):
Dividend income	$16,788	$11,639	$248,614	$234,054	$110,414
Mortality and expense risk charges	(12,911)	(13,288)	(21,632)	(5,940)	(77,083)
Administrative charges	(988)	(1,320)	(2,013)	(511)	(6,365)

Net investment income (loss)	2,889	(2,969)	224,969	227,603	26,966

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,235,025	2,232,448	2,110,056	871,540	5,703,457
Cost of investments sold	(1,112,961)	(1,750,500)	(2,045,634)	(898,030)	(3,089,988)

Net realized gain (loss) on investments	122,064	481,948	64,422	(26,490)	2,613,469
Realized gain distribution received	110,667	171,732	1,013,229	—	4,406,376
Change in unrealized appreciation (depreciation) on investments	2,368,725	3,145,244	2,445,588	129,172	17,842,572

Net gain (loss) on investments	2,601,456	3,798,924	3,523,239	102,682	24,862,417

Net increase (decrease) in net assets resulting from operations	$2,604,345	$3,795,955	$3,748,208	$330,285	$24,889,383
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I	Columbia Variable Portfolio— Commodity Strategy Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Small Cap Value Fund— Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$17,624	$24,674	$157,230	$99,121	$65
Mortality and expense risk charges	—	(1,612)	(815)	(2,662)	—
Administrative charges	—	(193)	(78)	(261)	—

Net investment income (loss)	17,624	22,869	156,337	96,198	65

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	83,040	129,769	179,110	214,773	330
Cost of investments sold	(47,720)	(122,205)	(243,541)	(228,769)	(494)

Net realized gain (loss) on investments	35,320	7,564	(64,431)	(13,996)	(164)
Realized gain distribution received	—	72,043	—	—	835
Change in unrealized appreciation (depreciation) on investments	507,904	247,596	(96,083)	148,897	1,745

Net gain (loss) on investments	543,224	327,203	(160,514)	134,901	2,416

Net increase (decrease) in net assets resulting from operations	$560,848	$350,072	$(4,177)	$231,099	$2,481
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	Delaware VIP® Diversified Income Series— Standard Class	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Series— Standard Class (a)	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,819	$38,434	$—	$42	$143,705
Mortality and expense risk charges	—	(5,698)	—	—	(12,841)
Administrative charges	—	(571)	—	—	(1,264)

Net investment income (loss)	1,819	32,165	—	42	129,600

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,840	917,934	1	1,628	2,253,758
Cost of investments sold	(3,551)	(773,655)	(1)	(1,500)	(2,910,961)

Net realized gain (loss) on investments	289	144,279	—	128	(657,203)
Realized gain distribution received	—	89,050	—	82	623,417
Change in unrealized appreciation (depreciation) on investments	5,022	1,092,585	29	(178)	(237,939)

Net gain (loss) on investments	5,311	1,325,914	29	32	(271,725)

Net increase (decrease) in net assets resulting from operations	$7,130	$1,358,079	$29	$74	$(142,125)
(a) For the period December 11, 2020 (commencement of Investment Division) through December, 31 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	Delaware VIP® Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	DFA VA Short-Term Fixed Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$1,861	$23	$1,954	$3,283	$1,469
Mortality and expense risk charges	—	—	—	—	—
Administrative charges	—	—	—	—	—

Net investment income (loss)	1,861	23	1,954	3,283	1,469

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,881	2,392	11,313	14,194	1,112
Cost of investments sold	(9,747)	(2,337)	(10,919)	(14,457)	(1,110)

Net realized gain (loss) on investments	134	55	394	(263)	2
Realized gain distribution received	4,296	—	1,721	—	—
Change in unrealized appreciation (depreciation) on investments	(5,462)	292	9,140	8,793	(1,144)

Net gain (loss) on investments	(1,032)	347	11,255	8,530	(1,142)

Net increase (decrease) in net assets resulting from operations	$829	$370	$13,209	$11,813	$327
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$5,810	$2,185	$147,013	$10,746	$63,875
Mortality and expense risk charges	—	—	(4,501)	(1,385)	(8,532)
Administrative charges	—	—	(482)	(150)	(1,100)

Net investment income (loss)	5,810	2,185	142,030	9,211	54,243

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	123,408	61,907	442,141	311,275	561,181
Cost of investments sold	(113,656)	(75,753)	(475,287)	(377,970)	(901,826)

Net realized gain (loss) on investments	9,752	(13,846)	(33,146)	(66,695)	(340,645)
Realized gain distribution received	—	—	—	99,448	371,254
Change in unrealized appreciation (depreciation) on investments	(2,644)	28,627	300,786	183,385	(97,000)

Net gain (loss) on investments	7,108	14,781	267,640	216,138	(66,391)

Net increase (decrease) in net assets resulting from operations	$12,918	$16,966	$409,670	$225,349	$(12,148)
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	Fidelity® VIP Bond Index Portfolio— Initial Class (b)	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$37,267	$723,822	$16,746	$1,436,047	$37,066
Mortality and expense risk charges	(1,447)	(854,208)	(2,968)	(233,663)	(9,370)
Administrative charges	(199)	(88,224)	(378)	(25,423)	(749)

Net investment income (loss)	35,621	(218,610)	13,400	1,176,961	26,947

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	39,338	25,009,512	364,319	4,401,225	990,143
Cost of investments sold	(39,721)	(16,883,264)	(303,485)	(3,653,841)	(870,808)

Net realized gain (loss) on investments	(383)	8,126,248	60,834	747,384	119,335
Realized gain distribution received	10,750	1,492,959	183,222	3,464,324	152,175
Change in unrealized appreciation (depreciation) on investments	(45,739)	69,290,921	384,191	70,052	68,947

Net gain (loss) on investments	(35,372)	78,910,128	628,247	4,281,760	340,457

Net increase (decrease) in net assets resulting from operations	$249	$78,691,518	$641,647	$5,458,721	$367,404
(b) For the period November 23, 2020 (commencement of Investment Division ) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$73,471	$45,688	$2,844	$7,109	$28,140
Mortality and expense risk charges	(9,683)	(6,115)	(35,993)	—	(7,136)
Administrative charges	(787)	(755)	(4,255)	—	(740)

Net investment income (loss)	63,001	38,818	(37,404)	7,109	20,264

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	617,695	752,068	9,095,834	693,288	858,629
Cost of investments sold	(539,218)	(663,583)	(6,340,242)	(358,381)	(777,415)

Net realized gain (loss) on investments	78,477	88,485	2,755,592	334,907	81,214
Realized gain distribution received	254,512	222,782	1,246,238	905,160	107,522
Change in unrealized appreciation (depreciation) on investments	533,269	496,096	8,775,231	2,356,278	521,384

Net gain (loss) on investments	866,258	807,363	12,777,061	3,596,345	710,120

Net increase (decrease) in net assets resulting from operations	$929,259	$846,181	$12,739,657	$3,603,454	$730,384
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class (b)	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$479,818	$54,785	$49,795	$89,459	$29,786
Mortality and expense risk charges	—	(855)	—	(11,586)	—
Administrative charges	—	(107)	—	(1,134)	—

Net investment income (loss)	479,818	53,823	49,795	76,739	29,786

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	604,173	11,462	168,982	2,503,260	215,237
Cost of investments sold	(181,374)	(11,149)	(163,826)	(2,761,545)	(150,730)

Net realized gain (loss) on investments	422,799	313	5,156	(258,285)	64,507
Realized gain distribution received	87,694	—	547	—	29,331
Change in unrealized appreciation (depreciation) on investments	3,869,346	173,154	93,886	2,811,524	905,305

Net gain (loss) on investments	4,379,839	173,467	99,589	2,553,239	999,143

Net increase (decrease) in net assets resulting from operations	$4,859,657	$227,290	$149,384	$2,629,978	$1,028,929
(b) For the period November 23, 2020 (commencement of Investment Division ) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	Invesco Oppenheimer V.I. Main Street Small Cap Fund®— Series I Shares (c)	Invesco V.I. American Value Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares
INVESTMENT INCOME (LOSS):
Dividend income	$233	$32,624	$1,521	$496,358	$7,054
Mortality and expense risk charges	(15)	(3,329)	—	(19,563)	(9,396)
Administrative charges	(2)	(353)	—	(2,009)	(806)

Net investment income (loss)	216	28,942	1,521	474,786	(3,148)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,383	4,475,466	1,242	3,855,019	5,551,216
Cost of investments sold	(1,091)	(4,926,451)	(1,566)	(3,514,241)	(5,362,523)

Net realized gain (loss) on investments	292	(450,985)	(324)	340,778	188,693
Realized gain distribution received	527	34,768	849	478,203	701,090
Change in unrealized appreciation (depreciation) on investments	10,090	183,577	(6,018)	1,479,436	1,568,030

Net gain (loss) on investments	10,909	(232,640)	(5,493)	2,298,417	2,457,813

Net increase (decrease) in net assets resulting from operations	$11,125	$(203,698)	$(3,972)	$2,773,203	$2,454,665
(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Legg Mason/QS Aggressive Model Portfolio— Class I (c)	Legg Mason/QS Conservative Model Portfolio— Class I (c)	Legg Mason/QS Moderate Model Portfolio— Class I (c)
INVESTMENT INCOME (LOSS):
Dividend income	$47	$720,371	$18,916	$13,168	$21,164
Mortality and expense risk charges	—	(437,147)	(228)	(150)	(566)
Administrative charges	—	(39,751)	(17)	(15)	(7)

Net investment income (loss)	47	243,473	18,671	13,003	20,591

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	483	8,183,726	249,070	261,460	38,108
Cost of investments sold	(377)	(3,745,075)	(222,845)	(257,111)	(35,820)

Net realized gain (loss) on investments	106	4,438,651	26,225	4,349	2,288
Realized gain distribution received	1,215	5,240,619	19,623	3,761	13,166
Change in unrealized appreciation (depreciation) on investments	5,044	8,654,545	169,400	13,349	113,102

Net gain (loss) on investments	6,365	18,333,815	215,248	21,459	128,556

Net increase (decrease) in net assets resulting from operations	$6,412	$18,577,288	$233,919	$34,462	$149,147
(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	Legg Mason/QS Moderately Aggressive Model Portfolio— Class I (c)	Legg Mason/QS Moderately Conservative Model Portfolio— Class I (c)	LVIP Baron Growth Opportunities Fund— Service Class	LVIP SSgA International Index Fund— Standard Class	LVIP SSgA Mid-Cap Index Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$29,395	$11,068	$—	$11,467	$15,267
Mortality and expense risk charges	(634)	(383)	—	(4,967)	(916)
Administrative charges	(52)	(33)	—	(665)	(110)

Net investment income (loss)	28,709	10,652	—	5,835	14,241

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	36,250	95,462	2,766	3,981,345	2,027,110
Cost of investments sold	(32,315)	(88,341)	(1,480)	(3,723,377)	(2,137,136)

Net realized gain (loss) on investments	3,935	7,121	1,286	257,968	(110,026)
Realized gain distribution received	20,809	4,129	706	—	65,775
Change in unrealized appreciation (depreciation) on investments	224,719	40,710	7,065	(116,752)	180,063

Net gain (loss) on investments	249,463	51,960	9,057	141,216	135,812

Net increase (decrease) in net assets resulting from operations	$278,172	$62,612	$9,057	$147,051	$150,053
(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class (c)	MFS® New Discovery Series— Initial Class	MFS® Research Series— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$163,676	$70,259	$21,450	$—	$30,393
Mortality and expense risk charges	(26,061)	(7,810)	(1,462)	(9,098)	(5,571)
Administrative charges	(2,579)	(971)	(93)	(647)	(599)

Net investment income (loss)	135,036	61,478	19,895	(9,745)	24,223

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,834,333	720,941	288,265	3,806,498	572,409
Cost of investments sold	(2,935,705)	(658,800)	(222,938)	(3,332,901)	(527,828)

Net realized gain (loss) on investments	898,628	62,141	65,327	473,597	44,581
Realized gain distribution received	329,824	336,089	72,636	1,136,715	167,542
Change in unrealized appreciation (depreciation) on investments	1,723,467	1,152,067	566,624	3,307,896	486,666

Net gain (loss) on investments	2,951,919	1,550,297	704,587	4,918,208	698,789

Net increase (decrease) in net assets resulting from operations	$3,086,955	$1,611,775	$724,482	$4,908,463	$723,012
(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	MFS® Total Return Bond Series— Initial Class	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$1,482	$215	$17,855	$537,045	$—
Mortality and expense risk charges	—	—	—	(22,908)	(14,895)
Administrative charges	—	—	—	(2,267)	(1,537)

Net investment income (loss)	1,482	215	17,855	511,870	(16,432)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	36,118	239	36,218	2,033,425	1,983,791
Cost of investments sold	(35,337)	(260)	(44,427)	(2,305,058)	(1,432,100)

Net realized gain (loss) on investments	781	(21)	(8,209)	(271,633)	551,691
Realized gain distribution received	—	601	—	533,171	831,014
Change in unrealized appreciation (depreciation) on investments	779	(203)	12,951	(4,855,017)	4,547,750

Net gain (loss) on investments	1,560	377	4,742	(4,593,479)	5,930,455

Net increase (decrease) in net assets resulting from operations	$3,042	$592	$22,597	$(4,081,609)	$5,914,023
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Income Portfolio— Institutional Class (c)	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Institutional Class
INVESTMENT INCOME (LOSS):
Dividend income	$3,417	$12,114	$559,215	$7,449	$29,059
Mortality and expense risk charges	—	(319)	(9,892)	—	(4,128)
Administrative charges	—	(14)	(1,123)	—	(416)

Net investment income (loss)	3,417	11,781	548,200	7,449	24,515

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,767	367,500	1,385,783	13,482	525,136
Cost of investments sold	(7,156)	(352,193)	(1,359,132)	(13,748)	(521,013)

Net realized gain (loss) on investments	(389)	15,307	26,651	(266)	4,123
Realized gain distribution received	—	556	—	—	—
Change in unrealized appreciation (depreciation) on investments	10,738	14,246	(58,825)	11,136	37,195

Net gain (loss) on investments	10,349	30,109	(32,174)	10,870	41,318

Net increase (decrease) in net assets resulting from operations	$13,766	$41,890	$516,026	$18,319	$65,833
(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$38,436	$348,553	$—	$183	$4,359
Mortality and expense risk charges	—	(28,939)	—	—	—
Administrative charges	—	(3,009)	—	—	—

Net investment income (loss)	38,436	316,605	—	183	4,359

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	51,012	1,828,508	8,208	616	14,711
Cost of investments sold	(50,294)	(1,749,139)	(3,473)	(612)	(14,923)

Net realized gain (loss) on investments	718	79,369	4,735	4	(212)
Realized gain distribution received	20,505	163,521	4,233	1,421	—
Change in unrealized appreciation (depreciation) on investments	89,427	637,179	26,319	3,111	5,930

Net gain (loss) on investments	110,650	880,069	35,287	4,536	5,718

Net increase (decrease) in net assets resulting from operations	$149,086	$1,196,674	$35,287	$4,719	$10,077
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2020

	T. Rowe Price New America Growth Portfolio	The Merger Fund VL	Victory VIF Diversified Stock Fund— Class A Shares
INVESTMENT INCOME (LOSS):
Dividend income	$—	$2	$14
Mortality and expense risk charges	—	—	—
Administrative charges	—	—	—

Net investment income (loss)	—	2	14

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,702	1,008	4,389
Cost of investments sold	(1,930)	(995)	(4,458)

Net realized gain (loss) on investments	772	13	(69)
Realized gain distribution received	1,911	99	250
Change in unrealized appreciation (depreciation) on investments	1,007	2,487	144

Net gain (loss) on investments	3,690	2,599	325

Net increase (decrease) in net assets resulting from operations	$3,690	$2,601	$339
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Balanced— Initial Class		MainStay VP Bond— Initial Class		MainStay VP CBRE Global Infrastructure— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$319,082	$305,711	$608,661	$795,938	$68,451	$(605)
Net realized gain (loss) on investments	263,789	472,621	15,615	(92,451)	(80,455)	(70,665)
Realized gain distribution received	658,032	636,445	82,463	—	—	—
Change in unrealized appreciation (depreciation) on investments	(3,221)	1,211,549	1,853,670	2,068,751	(104,896)	106,592

Net increase (decrease) in net assets resulting from operations	1,237,682	2,626,326	2,560,409	2,772,238	(116,900)	35,322

Contributions and (Withdrawals):
Payments received from policyowners	1,340,449	1,777,004	2,776,268	2,823,551	197,025	237,008
Cost of insurance	(969,031)	(975,597)	(2,260,099)	(2,124,189)	(56,440)	(71,390)
Policyowners' surrenders	(480,642)	(682,325)	(1,246,971)	(1,442,191)	(35,052)	(21,606)
Net transfers from (to) Fixed Account	(73,529)	(194,537)	(471,052)	(280,507)	(7,257)	(31,928)
Transfers between Investment Divisions	(1,092,477)	192,684	1,546,147	884,307	32,510	(44,595)
Policyowners' death benefits	(82,865)	(174,401)	(860,199)	(256,976)	—	(174)

Net contributions and (withdrawals)	(1,358,095)	(57,172)	(515,906)	(396,005)	130,786	67,315

Increase (decrease) in net assets	(120,413)	2,569,154	2,044,503	2,376,233	13,886	102,637

NET ASSETS:
Beginning of period	18,653,280	16,084,126	34,315,441	31,939,208	1,008,572	905,935

End of period	$18,532,867	$18,653,280	$36,359,944	$34,315,441	$1,022,458	$1,008,572
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Conservative Allocation— Initial Class		MainStay VP Emerging Markets Equity— Initial Class		MainStay VP Epoch U.S. Equity Yield— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$274,369	$359,804	$1,056,408	$389,443	$2,826,264	$3,684,729
Net realized gain (loss) on investments	69,572	86,714	(242,243)	(427,032)	2,408,740	4,524,799
Realized gain distribution received	242,093	378,950	—	—	4,204,870	5,424,908
Change in unrealized appreciation (depreciation) on investments	904,519	1,203,895	7,802,146	6,225,943	(10,838,531)	13,976,692

Net increase (decrease) in net assets resulting from operations	1,490,553	2,029,363	8,616,311	6,188,354	(1,398,657)	27,611,128

Contributions and (Withdrawals):
Payments received from policyowners	928,453	908,256	2,660,808	2,952,428	6,701,646	7,156,414
Cost of insurance	(876,792)	(845,251)	(1,826,544)	(1,885,452)	(6,037,909)	(6,679,412)
Policyowners' surrenders	(657,069)	(490,254)	(1,523,850)	(1,490,135)	(3,883,461)	(6,938,938)
Net transfers from (to) Fixed Account	(289,876)	(90,684)	(299,411)	(620,745)	(1,305,488)	(1,364,342)
Transfers between Investment Divisions	(151,473)	316,561	(1,479,118)	(841,647)	(1,932,021)	(1,893,683)
Policyowners' death benefits	(63,947)	(116,714)	(104,135)	(109,768)	(812,099)	(640,943)

Net contributions and (withdrawals)	(1,110,704)	(318,086)	(2,572,250)	(1,995,319)	(7,269,332)	(10,360,904)

Increase (decrease) in net assets	379,849	1,711,277	6,044,061	4,193,035	(8,667,989)	17,250,224

NET ASSETS:
Beginning of period	16,327,272	14,615,995	36,396,142	32,203,107	137,501,174	120,250,950

End of period	$16,707,121	$16,327,272	$42,440,203	$36,396,142	$128,833,185	$137,501,174
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Fidelity Institutional AM® Utilities— Initial Class		MainStay VP Floating Rate— Initial Class		MainStay VP Growth Allocation— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,074,251	$1,088,702	$583,569	$836,667	$1,754,371	$2,168,417
Net realized gain (loss) on investments	(183,735)	644,119	(298,432)	(127,109)	609,829	971,873
Realized gain distribution received	2,527,400	1,883,335	—	—	4,020,549	5,137,331
Change in unrealized appreciation (depreciation) on investments	(3,955,668)	5,787,307	(7,370)	667,152	5,808,984	7,994,218

Net increase (decrease) in net assets resulting from operations	(537,752)	9,403,463	277,767	1,376,710	12,193,733	16,271,839

Contributions and (Withdrawals):
Payments received from policyowners	4,245,614	4,953,750	1,224,556	1,370,026	10,473,283	11,689,716
Cost of insurance	(2,194,592)	(2,353,528)	(839,700)	(887,096)	(4,390,957)	(4,569,363)
Policyowners' surrenders	(1,316,866)	(1,580,865)	(1,037,273)	(515,951)	(3,148,859)	(3,348,646)
Net transfers from (to) Fixed Account	(523,799)	(620,422)	(165,502)	(362,809)	(1,510,748)	(1,553,905)
Transfers between Investment Divisions	(2,511,750)	(1,607,678)	(1,013,908)	363,335	(3,966,810)	(1,466,662)
Policyowners' death benefits	(289,091)	(168,388)	(147,616)	(118,890)	(146,521)	(206,068)

Net contributions and (withdrawals)	(2,590,484)	(1,377,131)	(1,979,443)	(151,385)	(2,690,612)	545,072

Increase (decrease) in net assets	(3,128,236)	8,026,332	(1,701,676)	1,225,325	9,503,121	16,816,911

NET ASSETS:
Beginning of period	49,156,937	41,130,605	18,051,370	16,826,045	83,143,358	66,326,447

End of period	$46,028,701	$49,156,937	$16,349,694	$18,051,370	$92,646,479	$83,143,358
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Income Builder— Initial Class		MainStay VP Indexed Bond— Initial Class		MainStay VP IQ Hedge Multi- Strategy— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,284,651	$2,703,409	$35,462	$(4,610)	$205,810	$163,777
Net realized gain (loss) on investments	1,250,462	593,639	188,853	14,996	(2,292)	9,286
Realized gain distribution received	2,373,721	—	6,260	—	—	—
Change in unrealized appreciation (depreciation) on investments	(287,337)	6,620,187	(79,229)	80,733	281,229	488,604

Net increase (decrease) in net assets resulting from operations	4,621,497	9,917,235	151,346	91,119	484,747	661,667

Contributions and (Withdrawals):
Payments received from policyowners	3,853,064	3,892,469	266,315	193,310	1,763,894	2,017,697
Cost of insurance	(3,644,506)	(3,667,297)	(134,471)	(82,969)	(588,255)	(632,648)
Policyowners' surrenders	(2,080,581)	(2,303,002)	(28,569)	(39,189)	(382,080)	(365,881)
Net transfers from (to) Fixed Account	(410,989)	(384,197)	2,993	50,306	(132,613)	(98,371)
Transfers between Investment Divisions	648,327	1,184,593	(2,028,857)	599,715	45,838	34,865
Policyowners' death benefits	(826,548)	(352,317)	(13,857)	(176)	(7,435)	(10,659)

Net contributions and (withdrawals)	(2,461,233)	(1,629,751)	(1,936,446)	720,997	699,349	945,003

Increase (decrease) in net assets	2,160,264	8,287,484	(1,785,100)	812,116	1,184,096	1,606,670

NET ASSETS:
Beginning of period	66,100,924	57,813,440	1,785,100	972,984	9,047,666	7,440,996

End of period	$68,261,188	$66,100,924	$—	$1,785,100	$10,231,762	$9,047,666
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP MacKay Common Stock— Initial Class		MainStay VP MacKay Convertible— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,225,790	$1,986,895	$1,202,519	$1,071,524	$268,634	$633,768
Net realized gain (loss) on investments	3,088,006	3,292,085	4,592,976	2,130,255	2,001,475	1,733,335
Realized gain distribution received	5,342,688	7,789,131	8,648,905	15,389,237	700,188	4,853,475
Change in unrealized appreciation (depreciation) on investments	9,247,611	15,614,602	1,951,240	6,288,582	17,390,210	3,632,648

Net increase (decrease) in net assets resulting from operations	19,904,095	28,682,713	16,395,640	24,879,598	20,360,507	10,853,226

Contributions and (Withdrawals):
Payments received from policyowners	7,807,920	8,064,836	6,328,570	6,755,912	3,850,855	3,584,467
Cost of insurance	(7,377,669)	(7,337,791)	(5,748,279)	(5,938,223)	(3,095,359)	(2,875,587)
Policyowners' surrenders	(4,823,858)	(6,337,776)	(3,328,692)	(4,798,921)	(2,329,173)	(2,622,272)
Net transfers from (to) Fixed Account	(1,253,593)	(1,991,129)	(578,117)	(857,531)	(997,645)	(730,208)
Transfers between Investment Divisions	147,435	(770,134)	(3,372,360)	(1,335,303)	105,201	3,136,677
Policyowners' death benefits	(1,071,276)	(918,581)	(689,059)	(704,253)	(595,099)	(347,929)

Net contributions and (withdrawals)	(6,571,041)	(9,290,575)	(7,387,937)	(6,878,319)	(3,061,220)	145,148

Increase (decrease) in net assets	13,333,054	19,392,138	9,007,703	18,001,279	17,299,287	10,998,374

NET ASSETS:
Beginning of period	151,155,812	131,763,674	117,910,150	99,908,871	60,227,104	49,228,730

End of period	$164,488,866	$151,155,812	$126,917,853	$117,910,150	$77,526,391	$60,227,104
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay Government— Initial Class		MainStay VP MacKay Growth— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$171,998	$244,685	$(49,998)	$(103,226)	$7,954,221	$7,821,350
Net realized gain (loss) on investments	(138,963)	(145,746)	7,879,899	5,222,512	831,526	1,600,699
Realized gain distribution received	—	—	21,583,892	17,382,966	—	—
Change in unrealized appreciation (depreciation) on investments	663,694	644,881	34,560,137	28,008,989	(1,783,409)	7,959,649

Net increase (decrease) in net assets resulting from operations	696,729	743,820	63,973,930	50,511,241	7,002,338	17,381,698

Contributions and (Withdrawals):
Payments received from policyowners	1,365,575	1,334,707	10,001,260	10,742,495	11,776,234	12,384,315
Cost of insurance	(1,108,771)	(1,073,007)	(11,434,835)	(11,265,542)	(8,449,506)	(8,614,735)
Policyowners' surrenders	(501,671)	(842,875)	(7,465,492)	(8,233,766)	(5,230,315)	(5,960,494)
Net transfers from (to) Fixed Account	(172,127)	(238,726)	(2,005,955)	(2,285,288)	(760,950)	(1,788,831)
Transfers between Investment Divisions	1,012,406	261,136	(3,231,774)	(1,986,858)	(2,295,696)	2,184,746
Policyowners' death benefits	(122,200)	(40,992)	(1,396,763)	(1,148,119)	(1,208,588)	(1,140,841)

Net contributions and (withdrawals)	473,212	(599,757)	(15,533,559)	(14,177,078)	(6,168,821)	(2,935,840)

Increase (decrease) in net assets	1,169,941	144,063	48,440,371	36,334,163	833,517	14,445,858

NET ASSETS:
Beginning of period	15,121,297	14,977,234	214,687,543	178,353,380	150,596,623	136,150,765

End of period	$16,291,238	$15,121,297	$263,127,914	$214,687,543	$151,430,140	$150,596,623
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay International Equity— Initial Class		MainStay VP MacKay Mid Cap Core— Initial Class		MainStay VP MacKay S&P 500 Index— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$238,272	$60,623	$686,593	$916,745	$4,747,620	$5,480,182
Net realized gain (loss) on investments	1,462,995	1,547,456	2,104,462	1,950,448	18,183,490	14,347,317
Realized gain distribution received	2,829,167	6,156,811	6,312,975	6,340,153	3,501,431	2,080,120
Change in unrealized appreciation (depreciation) on investments	5,515,543	2,936,554	756,134	10,748,650	49,600,577	82,359,689

Net increase (decrease) in net assets resulting from operations	10,045,977	10,701,444	9,860,164	19,955,996	76,033,118	104,267,308

Contributions and (Withdrawals):
Payments received from policyowners	3,697,656	3,845,585	6,511,304	6,904,045	29,297,320	26,286,825
Cost of insurance	(2,679,913)	(2,616,511)	(4,570,296)	(4,936,600)	(19,668,481)	(18,597,513)
Policyowners' surrenders	(2,328,620)	(2,037,584)	(3,023,833)	(4,326,002)	(11,375,544)	(13,503,326)
Net transfers from (to) Fixed Account	192,294	(606,154)	(820,902)	(1,209,318)	(3,075,175)	(5,413,941)
Transfers between Investment Divisions	(2,027,429)	(1,335,480)	(7,844,753)	859,605	(1,674,617)	104,443
Policyowners' death benefits	(526,118)	(348,839)	(611,297)	(568,590)	(2,877,704)	(1,343,968)

Net contributions and (withdrawals)	(3,672,130)	(3,098,983)	(10,359,777)	(3,276,860)	(9,374,201)	(12,467,480)

Increase (decrease) in net assets	6,373,847	7,602,461	(499,613)	16,679,136	66,658,917	91,799,828

NET ASSETS:
Beginning of period	52,786,987	45,184,526	105,959,660	89,280,524	435,766,311	343,966,483

End of period	$59,160,834	$52,786,987	$105,460,047	$105,959,660	$502,425,228	$435,766,311
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay Small Cap Core— Initial Class		MainStay VP MacKay Unconstrained Bond— Initial Class		MainStay VP Mellon Natural Resources— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(22,235)	$15,175	$545,875	$697,244	$594,510	$153,246
Net realized gain (loss) on investments	(490,597)	(31,558)	(120,008)	(76,825)	(1,419,060)	(1,854,088)
Realized gain distribution received	—	3,101,852	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	4,822,509	96,095	753,017	706,425	2,941,502	5,533,456

Net increase (decrease) in net assets resulting from operations	4,309,677	3,181,564	1,178,884	1,326,844	2,116,952	3,832,614

Contributions and (Withdrawals):
Payments received from policyowners	3,454,716	3,266,733	3,320,455	3,870,512	3,450,750	3,591,479
Cost of insurance	(1,907,096)	(1,734,682)	(1,234,513)	(1,320,408)	(1,423,335)	(1,557,878)
Policyowners' surrenders	(1,215,661)	(1,741,653)	(839,986)	(772,981)	(901,930)	(1,822,429)
Net transfers from (to) Fixed Account	(338,031)	(369,488)	(360,629)	(311,907)	(51,223)	(513,496)
Transfers between Investment Divisions	(902,529)	26,273,223	(586,025)	(371,273)	(756,618)	(458,976)
Policyowners' death benefits	(216,630)	(146,546)	(54,397)	(19,285)	(120,230)	(85,283)

Net contributions and (withdrawals)	(1,125,231)	25,547,587	244,905	1,074,658	197,414	(846,583)

Increase (decrease) in net assets	3,184,446	28,729,151	1,423,789	2,401,502	2,314,366	2,986,031

NET ASSETS:
Beginning of period	43,830,126	15,100,975	21,114,246	18,712,744	26,706,908	23,720,877

End of period	$47,014,572	$43,830,126	$22,538,035	$21,114,246	$29,021,274	$26,706,908
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Moderate Allocation— Initial Class		MainStay VP Moderate Growth Allocation— Initial Class		MainStay VP PIMCO Real Return— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,019,496	$1,233,347	$2,445,822	$2,680,128	$211,537	$295,001
Net realized gain (loss) on investments	(405,971)	(141,339)	286,800	1,607,090	(64,215)	(196,613)
Realized gain distribution received	1,195,012	1,796,012	3,068,690	6,152,212	—	—
Change in unrealized appreciation (depreciation) on investments	2,934,929	4,420,127	5,305,907	6,269,760	1,059,610	707,034

Net increase (decrease) in net assets resulting from operations	4,743,466	7,308,147	11,107,219	16,709,190	1,206,932	805,422

Contributions and (Withdrawals):
Payments received from policyowners	3,322,997	3,635,332	7,955,555	8,685,102	1,337,168	1,594,344
Cost of insurance	(2,433,722)	(2,451,468)	(4,623,615)	(4,692,810)	(689,608)	(620,401)
Policyowners' surrenders	(1,064,202)	(2,219,430)	(3,053,928)	(3,039,653)	(660,845)	(426,061)
Net transfers from (to) Fixed Account	(150,398)	(906,254)	(1,431,448)	(1,832,418)	(5,052)	(136,306)
Transfers between Investment Divisions	(1,476,464)	(3,011,121)	(2,457,832)	(4,232,713)	888,418	153,511
Policyowners' death benefits	(199,893)	(233,675)	(797,226)	(114,092)	(29,782)	(92,239)

Net contributions and (withdrawals)	(2,001,682)	(5,186,616)	(4,408,494)	(5,226,584)	840,299	472,848

Increase (decrease) in net assets	2,741,784	2,121,531	6,698,725	11,482,606	2,047,231	1,278,270

NET ASSETS:
Beginning of period	45,282,755	43,161,224	91,615,297	80,132,691	10,354,479	9,076,209

End of period	$48,024,539	$45,282,755	$98,314,022	$91,615,297	$12,401,710	$10,354,479
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Small Cap Growth— Initial Class		MainStay VP T. Rowe Price Equity Income— Initial Class		MainStay VP U.S. Government Money Market— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(191,643)	$(189,382)	$1,996,622	$1,436,535	$(33,174)	$638,028
Net realized gain (loss) on investments	1,755,790	1,326,643	370,574	1,505,174	341	(343)
Realized gain distribution received	1,587,425	6,069,447	4,619,297	5,513,992	—	—
Change in unrealized appreciation (depreciation) on investments	15,607,507	3,502,592	(7,137,194)	7,437,870	204	824

Net increase (decrease) in net assets resulting from operations	18,759,079	10,709,300	(150,701)	15,893,571	(32,629)	638,509

Contributions and (Withdrawals):
Payments received from policyowners	2,613,268	2,867,291	3,411,478	3,803,801	10,313,747	7,940,345
Cost of insurance	(2,353,196)	(2,397,979)	(2,803,753)	(3,251,893)	(5,027,157)	(4,577,837)
Policyowners' surrenders	(2,069,372)	(2,807,168)	(1,676,413)	(3,150,365)	(4,438,982)	(5,160,479)
Net transfers from (to) Fixed Account	(460,359)	(815,475)	(697,331)	(1,016,391)	(1,781,521)	(1,222,216)
Transfers between Investment Divisions	(2,313,630)	38,149	(2,147,647)	(1,973,266)	27,186,162	(5,050,407)
Policyowners' death benefits	(229,204)	(121,466)	(278,779)	(695,526)	(169,746)	(1,222,030)

Net contributions and (withdrawals)	(4,812,493)	(3,236,648)	(4,192,445)	(6,283,640)	26,082,503	(9,292,624)

Increase (decrease) in net assets	13,946,586	7,472,652	(4,343,146)	9,609,931	26,049,874	(8,654,115)

NET ASSETS:
Beginning of period	50,845,408	43,372,756	73,229,710	63,619,779	36,871,670	45,525,785

End of period	$64,791,994	$50,845,408	$68,886,564	$73,229,710	$62,921,544	$36,871,670
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Winslow Large Cap Growth— Initial Class		AB VPS International Value Portfolio— Class A		AB VPS Small/Mid Cap Value Portfolio— Class A
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(241,938)	$(204,424)	$—	$—	$85,772	$45,091
Net realized gain (loss) on investments	3,223,382	2,874,189	—	—	(407,998)	(89,094)
Realized gain distribution received	6,608,193	8,993,176	—	—	461,413	1,174,502
Change in unrealized appreciation (depreciation) on investments	20,607,163	9,418,095	—	1	354,740	740,983

Net increase (decrease) in net assets resulting from operations	30,196,800	21,081,036	—	1	493,927	1,871,482

Contributions and (Withdrawals):
Payments received from policyowners	5,910,942	5,432,935	—	—	1,004,612	1,136,869
Cost of insurance	(4,032,253)	(3,554,046)	—	—	(445,853)	(514,547)
Policyowners' surrenders	(2,834,346)	(2,810,105)	—	—	(241,816)	(301,080)
Net transfers from (to) Fixed Account	(1,218,479)	(1,269,480)	—	—	(157,563)	(152,438)
Transfers between Investment Divisions	1,826,855	1,503,960	—	—	720,829	(99,552)
Policyowners' death benefits	(603,081)	(239,381)	—	—	(28,089)	(5,468)

Net contributions and (withdrawals)	(950,362)	(936,117)	—	—	852,120	63,784

Increase (decrease) in net assets	29,246,438	20,144,919	—	1	1,346,047	1,935,266

NET ASSETS:
Beginning of period	83,740,762	63,595,843	5	4	11,337,076	9,401,810

End of period	$112,987,200	$83,740,762	$5	$5	$12,683,123	$11,337,076
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Alger Capital Appreciation Portfolio— Class I-2		American Century Investments® VP Inflation Protection Fund— Class II		American Century Investments® VP International Fund— Class II
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$4,564	$7,474	$10,488	$20,910
Net realized gain (loss) on investments	16,629	12,355	(1,342)	(699)	41,686	119,754
Realized gain distribution received	389,587	237,780	—	—	40,444	151,424
Change in unrealized appreciation (depreciation) on investments	485,084	297,882	27,201	20,398	605,321	382,533

Net increase (decrease) in net assets resulting from operations	891,300	548,017	30,423	27,173	697,939	674,621

Contributions and (Withdrawals):
Payments received from policyowners	20,997	22,483	3,900	4,347	50,599	46,948
Cost of insurance	(47,562)	(39,831)	(4,692)	(4,230)	(48,164)	(42,924)
Policyowners' surrenders	(496)	—	—	(852)	(35,485)	—
Net transfers from (to) Fixed Account	(5,205)	(563)	(376)	(5)	(4,343)	(1,124)
Transfers between Investment Divisions	3,826	69,031	(3,451)	(2,290)	(26,652)	(429,668)
Policyowners' death benefits	—	(18,031)	—	—	—	(20,828)

Net contributions and (withdrawals)	(28,440)	33,089	(4,619)	(3,030)	(64,045)	(447,596)

Increase (decrease) in net assets	862,860	581,106	25,804	24,143	633,894	227,025

NET ASSETS:
Beginning of period	2,190,644	1,609,538	329,789	305,646	2,760,828	2,533,803

End of period	$3,053,504	$2,190,644	$355,593	$329,789	$3,394,722	$2,760,828
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	American Century Investments® VP Value Fund— Class II		American Funds IS Asset Allocation Fund— Class 2		American Funds IS Blue Chip Income and Growth Fund— Class 2
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$68,630	$68,268	$42,620	$38,096	$94,672	$93,483
Net realized gain (loss) on investments	40,243	292,516	24,687	9,557	(94,404)	(200,429)
Realized gain distribution received	77,773	202,215	13,738	91,891	64,184	396,089
Change in unrealized appreciation (depreciation) on investments	(110,174)	277,850	301,847	161,112	576,777	546,943

Net increase (decrease) in net assets resulting from operations	76,472	840,849	382,892	300,656	641,229	836,086

Contributions and (Withdrawals):
Payments received from policyowners	19,578	20,885	288,689	169,317	1,353,355	1,127,402
Cost of insurance	(65,651)	(70,257)	(121,663)	(70,298)	(458,766)	(329,001)
Policyowners' surrenders	—	(452,232)	(29,614)	(55,148)	(131,939)	(151,479)
Net transfers from (to) Fixed Account	(1,252)	(441)	29,934	7,937	103,064	99,297
Transfers between Investment Divisions	210,023	19,023	470,577	1,622,452	9,450	696,467
Policyowners' death benefits	—	—	—	(228)	(4,006)	(15,318)

Net contributions and (withdrawals)	162,698	(483,022)	637,923	1,674,032	871,158	1,427,368

Increase (decrease) in net assets	239,170	357,827	1,020,815	1,974,688	1,512,387	2,263,454

NET ASSETS:
Beginning of period	3,492,122	3,134,295	2,581,229	606,541	5,263,131	2,999,677

End of period	$3,731,292	$3,492,122	$3,602,044	$2,581,229	$6,775,518	$5,263,131
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	American Funds IS Global Small Capitalization Fund— Class 2		American Funds IS Growth Fund— Class 2		American Funds IS New World Fund®— Class 2
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,071	$1,359	$2,889	$19,321	$(2,969)	$116,103
Net realized gain (loss) on investments	108,740	28,314	122,064	(27,789)	481,948	140,143
Realized gain distribution received	256,971	108,951	110,667	327,371	171,732	492,865
Change in unrealized appreciation (depreciation) on investments	949,351	427,970	2,368,725	382,749	3,145,244	2,490,726

Net increase (decrease) in net assets resulting from operations	1,317,133	566,594	2,604,345	701,652	3,795,955	3,239,837

Contributions and (Withdrawals):
Payments received from policyowners	635,518	517,487	887,146	550,934	2,647,139	2,726,462
Cost of insurance	(198,173)	(136,482)	(285,024)	(171,363)	(907,145)	(819,943)
Policyowners' surrenders	(55,465)	(55,027)	(78,052)	(43,580)	(451,709)	(401,972)
Net transfers from (to) Fixed Account	(33,137)	(43,029)	63,736	16,927	(74,377)	(83,721)
Transfers between Investment Divisions	554,454	1,113,681	2,062,989	1,588,929	(1,614,615)	(202,819)
Policyowners' death benefits	(1,168)	(93)	(2,202)	(337)	(28,193)	(8,297)

Net contributions and (withdrawals)	902,029	1,396,537	2,648,593	1,941,510	(428,900)	1,209,710

Increase (decrease) in net assets	2,219,162	1,963,131	5,252,938	2,643,162	3,367,055	4,449,547

NET ASSETS:
Beginning of period	3,403,429	1,440,298	3,908,858	1,265,696	15,142,575	10,693,028

End of period	$5,622,591	$3,403,429	$9,161,796	$3,908,858	$18,509,630	$15,142,575
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	BlackRock® Global Allocation V.I. Fund— Class I		BlackRock® High Yield V.I. Fund— Class I		BNY Mellon IP Technology Growth Portfolio— Initial Shares
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$224,969	$199,067	$227,603	$179,713	$26,966	$(65,377)
Net realized gain (loss) on investments	64,422	(104,120)	(26,490)	13,966	2,613,469	1,438,102
Realized gain distribution received	1,013,229	594,112	—	—	4,406,376	3,890,537
Change in unrealized appreciation (depreciation) on investments	2,445,588	2,204,345	129,172	275,100	17,842,572	2,303,013

Net increase (decrease) in net assets resulting from operations	3,748,208	2,893,404	330,285	468,779	24,889,383	7,566,275

Contributions and (Withdrawals):
Payments received from policyowners	1,859,547	2,002,019	658,946	674,905	3,244,857	2,991,804
Cost of insurance	(860,257)	(860,464)	(258,342)	(207,775)	(2,142,557)	(1,768,197)
Policyowners' surrenders	(567,636)	(685,320)	(156,217)	(119,493)	(1,407,791)	(1,258,283)
Net transfers from (to) Fixed Account	(596,441)	(454,061)	8,948	11,745	(718,456)	(733,089)
Transfers between Investment Divisions	29,262	(1,506,972)	339,744	584,380	636,454	60,662
Policyowners' death benefits	(31,488)	(117,670)	(12,735)	(13,325)	(176,556)	(83,318)

Net contributions and (withdrawals)	(167,013)	(1,622,468)	580,344	930,437	(564,049)	(790,421)

Increase (decrease) in net assets	3,581,195	1,270,936	910,629	1,399,216	24,325,334	6,775,854

NET ASSETS:
Beginning of period	18,114,307	16,843,371	4,344,664	2,945,448	36,398,971	29,623,117

End of period	$21,695,502	$18,114,307	$5,255,293	$4,344,664	$60,724,305	$36,398,971
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares		ClearBridge Variable Appreciation Portfolio— Class I		Columbia Variable Portfolio— Commodity Strategy Fund— Class 1
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$17,624	$—	$22,869	$21,248	$156,337	$7,687
Net realized gain (loss) on investments	35,320	51,260	7,564	12,915	(64,431)	(31,519)
Realized gain distribution received	—	495,178	72,043	95,334	—	—
Change in unrealized appreciation (depreciation) on investments	507,904	(4,636)	247,596	186,988	(96,083)	70,408

Net increase (decrease) in net assets resulting from operations	560,848	541,802	350,072	316,485	(4,177)	46,576

Contributions and (Withdrawals):
Payments received from policyowners	3,051	10,014	615,026	447,569	150,646	133,443
Cost of insurance	(31,502)	(31,299)	(219,972)	(136,051)	(46,220)	(42,296)
Policyowners' surrenders	—	—	(51,700)	(51,695)	(22,242)	(23,854)
Net transfers from (to) Fixed Account	(568)	(466)	57,524	46,722	37,182	(653)
Transfers between Investment Divisions	(11,432)	(71,825)	76,819	385,519	37,742	(15,956)
Policyowners' death benefits	—	—	(80)	64	—	—

Net contributions and (withdrawals)	(40,451)	(93,576)	477,617	692,128	157,108	50,684

Increase (decrease) in net assets	520,397	448,226	827,689	1,008,613	152,931	97,260

NET ASSETS:
Beginning of period	2,963,104	2,514,878	1,806,886	798,273	698,885	601,625

End of period	$3,483,501	$2,963,104	$2,634,575	$1,806,886	$851,816	$698,885
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1		Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Delaware VIP® Diversified Income Series— Standard Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$96,198	$96,315	$65	$50	$1,819	$2,540
Net realized gain (loss) on investments	(13,996)	(8,728)	(164)	(66)	289	(978)
Realized gain distribution received	—	—	835	1,618	—	—
Change in unrealized appreciation (depreciation) on investments	148,897	104,447	1,745	1,925	5,022	5,424

Net increase (decrease) in net assets resulting from operations	231,099	192,034	2,481	3,527	7,130	6,986

Contributions and (Withdrawals):
Payments received from policyowners	878,637	736,935	3,439	3,768	6,111	6,435
Cost of insurance	(298,775)	(231,905)	(555)	(639)	(1,578)	(1,752)
Policyowners' surrenders	(108,866)	(161,347)	(165)	(1,279)	(1,113)	(3,383)
Net transfers from (to) Fixed Account	46,505	83,073	116	581	(1,528)	(25)
Transfers between Investment Divisions	113,172	467,854	—	(745)	(105)	(1,516)
Policyowners' death benefits	(8,100)	(97)	—	—	—	—

Net contributions and (withdrawals)	622,573	894,513	2,835	1,686	1,787	(241)

Increase (decrease) in net assets	853,672	1,086,547	5,316	5,213	8,917	6,745

NET ASSETS:
Beginning of period	2,428,631	1,342,084	21,303	16,090	63,027	56,282

End of period	$3,282,303	$2,428,631	$26,619	$21,303	$71,944	$63,027
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Delaware VIP® Emerging Markets Series— Standard Class		Delaware VIP® International Series— Standard Class	Delaware VIP® International Value Equity Series— Standard Class
	2020	2019	2020 (a)	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$32,165	$27,102	$—	$42	$32
Net realized gain (loss) on investments	144,279	38,864	—	128	3
Realized gain distribution received	89,050	104,240	—	82	25
Change in unrealized appreciation (depreciation) on investments	1,092,585	813,286	29	(178)	188

Net increase (decrease) in net assets resulting from operations	1,358,079	983,492	29	74	248

Contributions and (Withdrawals):
Payments received from policyowners	599,741	680,542	—	—	82
Cost of insurance	(227,756)	(229,470)	(1)	(41)	(41)
Policyowners' surrenders	(289,314)	(167,869)	—	—	—
Net transfers from (to) Fixed Account	25,882	(115,798)	—	—	—
Transfers between Investment Divisions	1,046,173	(273,203)	1,586	(1,587)	—
Policyowners' death benefits	(1,002)	(2,291)	—	—	—

Net contributions and (withdrawals)	1,153,724	(108,089)	1,585	(1,628)	41

Increase (decrease) in net assets	2,511,803	875,403	1,614	(1,554)	289

NET ASSETS:
Beginning of period	5,260,554	4,385,151	—	1,554	1,265

End of period	$7,772,357	$5,260,554	$1,614	$—	$1,554
(a) For the period December 11, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Delaware VIP® Small Cap Value Series— Standard Class		Delaware VIP® Value Series— Standard Class		DFA VA Global Bond Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$129,600	$97,531	$1,861	$1,567	$23	$301
Net realized gain (loss) on investments	(657,203)	(93,911)	134	1,730	55	112
Realized gain distribution received	623,417	855,100	4,296	6,198	—	—
Change in unrealized appreciation (depreciation) on investments	(237,939)	1,764,627	(5,462)	7,177	292	574

Net increase (decrease) in net assets resulting from operations	(142,125)	2,623,347	829	16,672	370	987

Contributions and (Withdrawals):
Payments received from policyowners	1,255,213	1,319,425	7,915	8,585	115,437	2,978
Cost of insurance	(400,971)	(432,952)	(2,025)	(2,549)	(2,136)	(1,947)
Policyowners' surrenders	(243,486)	(212,136)	—	(6,443)	(1,101)	(1,871)
Net transfers from (to) Fixed Account	(128,664)	(56,189)	(418)	(42)	373	(168)
Transfers between Investment Divisions	(849,163)	72,083	(4,665)	585	108	(869)
Policyowners' death benefits	(9,585)	(10,809)	—	—	—	—

Net contributions and (withdrawals)	(376,656)	679,422	807	136	112,681	(1,877)

Increase (decrease) in net assets	(518,781)	3,302,769	1,636	16,808	113,051	(890)

NET ASSETS:
Beginning of period	12,445,585	9,142,816	97,612	80,804	11,843	12,733

End of period	$11,926,804	$12,445,585	$99,248	$97,612	$124,894	$11,843
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	DFA VA International Small Portfolio		DFA VA International Value Portfolio		DFA VA Short-Term Fixed Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,954	$1,336	$3,283	$2,391	$1,469	$1,074
Net realized gain (loss) on investments	394	(58)	(263)	(150)	2	9
Realized gain distribution received	1,721	593	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	9,140	8,228	8,793	7,652	(1,144)	59

Net increase (decrease) in net assets resulting from operations	13,209	10,099	11,813	9,893	327	1,142

Contributions and (Withdrawals):
Payments received from policyowners	82,312	7,711	124,103	11,352	83,440	8,054
Cost of insurance	(4,778)	(4,178)	(5,920)	(5,531)	(7,566)	(5,833)
Policyowners' surrenders	(6)	(1,930)	(3,237)	(5,574)	—	—
Net transfers from (to) Fixed Account	(4)	128	—	—	371	(159)
Transfers between Investment Divisions	(8,928)	17	(7,745)	852	150,000	—
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	68,596	1,748	107,201	1,099	226,245	2,062

Increase (decrease) in net assets	81,805	11,847	119,014	10,992	226,572	3,204

NET ASSETS:
Beginning of period	52,719	40,872	71,129	60,137	47,759	44,555

End of period	$134,524	$52,719	$190,143	$71,129	$274,331	$47,759
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	DFA VA U.S. Large Value Portfolio		DFA VA U.S. Targeted Value Portfolio		DWS Alternative Asset Allocation VIP— Class A
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,810	$4,510	$2,185	$1,283	$142,030	$128,104
Net realized gain (loss) on investments	9,752	2,142	(13,846)	(268)	(33,146)	(2,921)
Realized gain distribution received	—	2,289	—	2,255	—	—
Change in unrealized appreciation (depreciation) on investments	(2,644)	36,810	28,627	13,630	300,786	364,628

Net increase (decrease) in net assets resulting from operations	12,918	45,751	16,966	16,900	409,670	489,811

Contributions and (Withdrawals):
Payments received from policyowners	250,249	25,491	161,169	11,239	1,795,689	1,598,834
Cost of insurance	(17,352)	(16,407)	(9,833)	(9,551)	(611,954)	(461,581)
Policyowners' surrenders	(10,165)	(8,846)	(7)	—	(192,345)	(180,876)
Net transfers from (to) Fixed Account	(35)	602	—	(15)	92,299	156,454
Transfers between Investment Divisions	(97,022)	5,686	(58,302)	216	91,081	861,895
Policyowners' death benefits	—	—	—	—	(16,083)	(347)

Net contributions and (withdrawals)	125,675	6,526	93,027	1,889	1,158,687	1,974,379

Increase (decrease) in net assets	138,593	52,277	109,993	18,789	1,568,357	2,464,190

NET ASSETS:
Beginning of period	225,097	172,820	92,884	74,095	5,214,965	2,750,775

End of period	$363,690	$225,097	$202,877	$92,884	$6,783,322	$5,214,965
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	DWS Small Cap Index VIP— Class A		DWS Small Mid Cap Value VIP— Class A		Fidelity ® VIP Bond Index Portfolio— Initial Class
	2020	2019	2020	2019	2020 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$9,211	$10,404	$54,243	$24,867	$35,621
Net realized gain (loss) on investments	(66,695)	(74,057)	(340,645)	(79,641)	(383)
Realized gain distribution received	99,448	94,785	371,254	354,106	10,750
Change in unrealized appreciation (depreciation) on investments	183,385	80,808	(97,000)	636,681	(45,739)

Net increase (decrease) in net assets resulting from operations	225,349	111,940	(12,148)	936,013	249

Contributions and (Withdrawals):
Payments received from policyowners	149,166	143,466	436,366	481,362	58,745
Cost of insurance	(52,054)	(39,618)	(192,202)	(230,805)	(21,891)
Policyowners' surrenders	(89,286)	(7,324)	(118,153)	(100,140)	(5,014)
Net transfers from (to) Fixed Account	12,844	2,578	(8,687)	(58,713)	6,966
Transfers between Investment Divisions	36,688	592,703	(42,284)	(11,164)	4,081,248
Policyowners' death benefits	—	—	(1,879)	(290)	(11,333)

Net contributions and (withdrawals)	57,358	691,805	73,161	80,250	4,108,721

Increase (decrease) in net assets	282,707	803,745	61,013	1,016,263	4,108,970

NET ASSETS:
Beginning of period	1,108,639	304,894	5,356,675	4,340,412	—

End of period	$1,391,346	$1,108,639	$5,417,688	$5,356,675	$4,108,970
(b) For the period November 23, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Initial Class		Fidelity® VIP Equity-Income PortfolioSM— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(218,610)	$337,468	$13,400	$15,802	$1,176,961	$1,275,991
Net realized gain (loss) on investments	8,126,248	3,753,721	60,834	7,168	747,384	1,108,913
Realized gain distribution received	1,492,959	28,356,531	183,222	—	3,464,324	4,690,683
Change in unrealized appreciation (depreciation) on investments	69,290,921	35,261,236	384,191	163,577	70,052	10,705,690

Net increase (decrease) in net assets resulting from operations	78,691,518	67,708,956	641,647	186,547	5,458,721	17,781,277

Contributions and (Withdrawals):
Payments received from policyowners	15,332,269	16,515,537	576,629	413,061	4,891,623	4,517,148
Cost of insurance	(12,886,513)	(12,118,153)	(194,991)	(111,657)	(3,624,847)	(3,712,866)
Policyowners' surrenders	(9,049,445)	(11,783,472)	(55,816)	(25,253)	(2,309,961)	(3,342,542)
Net transfers from (to) Fixed Account	(2,311,662)	(2,644,037)	69,075	41,344	(319,344)	(691,685)
Transfers between Investment Divisions	(10,127,079)	(4,479,793)	253,319	374,561	3,064,974	2,302,145
Policyowners' death benefits	(1,216,951)	(706,213)	—	—	(342,875)	(348,006)

Net contributions and (withdrawals)	(20,259,381)	(15,216,131)	648,216	692,056	1,359,570	(1,275,806)

Increase (decrease) in net assets	58,432,137	52,492,825	1,289,863	878,603	6,818,291	16,505,471

NET ASSETS:
Beginning of period	275,094,547	222,601,722	1,239,902	361,299	82,783,562	66,278,091

End of period	$333,526,684	$275,094,547	$2,529,765	$1,239,902	$89,601,853	$82,783,562
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$26,947	$40,793	$63,001	$85,253	$38,818	$64,824
Net realized gain (loss) on investments	119,335	19,038	78,477	24,048	88,485	35,739
Realized gain distribution received	152,175	120,547	254,512	106,376	222,782	119,879
Change in unrealized appreciation (depreciation) on investments	68,947	230,544	533,269	541,209	496,096	659,625

Net increase (decrease) in net assets resulting from operations	367,404	410,922	929,259	756,886	846,181	880,067

Contributions and (Withdrawals):
Payments received from policyowners	257,867	216,387	531,028	711,286	1,112,072	637,583
Cost of insurance	(120,025)	(114,119)	(232,570)	(207,101)	(226,065)	(222,122)
Policyowners' surrenders	(741,772)	(80,598)	(113,225)	(43,770)	(140,882)	(124,017)
Net transfers from (to) Fixed Account	(8,302)	(21,670)	(80,774)	(16,095)	(44,553)	(16,378)
Transfers between Investment Divisions	118,202	164,119	617,475	1,333,176	(13,409)	140,123
Policyowners' death benefits	(21,687)	—	(9,846)	(108)	—	—

Net contributions and (withdrawals)	(515,717)	164,119	712,088	1,777,388	687,163	415,189

Increase (decrease) in net assets	(148,313)	575,041	1,641,347	2,534,274	1,533,344	1,295,256

NET ASSETS:
Beginning of period	2,603,643	2,028,602	5,055,701	2,521,427	4,289,683	2,994,427

End of period	$2,455,330	$2,603,643	$6,697,048	$5,055,701	$5,823,027	$4,289,683
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP Growth Opportunities Portfolio— Initial Class		Fidelity® VIP Growth Portfolio— Initial Class		Fidelity® VIP Health Care Portfolio— Initial Class
	2020	2019	2020	2019	2020	2019 (c)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(37,404)	$2,404	$7,109	$22,332	$20,264	$592
Net realized gain (loss) on investments	2,755,592	822,807	334,907	440,610	81,214	2,173
Realized gain distribution received	1,246,238	732,802	905,160	503,318	107,522	61
Change in unrealized appreciation (depreciation) on investments	8,775,231	2,023,059	2,356,278	1,475,507	521,384	83,962

Net increase (decrease) in net assets resulting from operations	12,739,657	3,581,072	3,603,454	2,441,767	730,384	86,788

Contributions and (Withdrawals):
Payments received from policyowners	2,914,876	1,405,282	1,478	1,021	587,308	49,225
Cost of insurance	(1,099,799)	(645,575)	(98,485)	(82,282)	(154,952)	(15,808)
Policyowners' surrenders	(530,226)	(230,166)	—	(783,085)	(36,772)	(3,246)
Net transfers from (to) Fixed Account	(256,800)	(144,928)	(2,252)	(4,215)	97,037	(927)
Transfers between Investment Divisions	2,274,601	6,399,697	(547,804)	(69,667)	3,979,980	612,581
Policyowners' death benefits	(31,546)	(204)	—	—	(2,009)	—

Net contributions and (withdrawals)	3,271,106	6,784,106	(647,063)	(938,228)	4,470,592	641,825

Increase (decrease) in net assets	16,010,763	10,365,178	2,956,391	1,503,539	5,200,976	728,613

NET ASSETS:
Beginning of period	16,763,259	6,398,081	8,701,155	7,197,616	728,613	—

End of period	$32,774,022	$16,763,259	$11,657,546	$8,701,155	$5,929,589	$728,613
(c) For the period May 1, 2019 (commencement of Investment Division) through December 31, 2019.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP Index 500 Portfolio— Initial Class		Fidelity ® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class
	2020	2019	2020 (b)	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$479,818	$489,183	$53,823	$49,795	$33,644
Net realized gain (loss) on investments	422,799	1,262,565	313	5,156	2,847
Realized gain distribution received	87,694	365,935	—	547	—
Change in unrealized appreciation (depreciation) on investments	3,869,346	4,518,742	173,154	93,886	78,665

Net increase (decrease) in net assets resulting from operations	4,859,657	6,636,425	227,290	149,384	115,156

Contributions and (Withdrawals):
Payments received from policyowners	140,384	119,978	47,768	27,230	27,970
Cost of insurance	(268,350)	(253,049)	(11,990)	(62,516)	(49,913)
Policyowners' surrenders	(21,883)	(1,461,663)	—	—	(2,966)
Net transfers from (to) Fixed Account	24,677	(4,205)	(8,567)	(2,846)	(42,437)
Transfers between Investment Divisions	(312,660)	412,471	3,884,916	1,197,970	13,467
Policyowners' death benefits	—	(96,989)	36	—	(9,777)

Net contributions and (withdrawals)	(437,832)	(1,283,457)	3,912,163	1,159,838	(63,656)

Increase (decrease) in net assets	4,421,825	5,352,968	4,139,453	1,309,222	51,500

NET ASSETS:
Beginning of period	27,085,751	21,732,783	—	1,245,217	1,193,717

End of period	$31,507,576	$27,085,751	$4,139,453	$2,554,439	$1,245,217
(b) For the period November 23, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP Mid Cap Portfolio— Initial Class		Fidelity® VIP Overseas Portfolio— Initial Class		Invesco Oppenheimer V.I. Main Street Small Cap Fund®— Series I Shares
	2020	2019	2020	2019	2020 (d)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$76,739	$110,359	$29,786	$108,541	$216
Net realized gain (loss) on investments	(258,285)	(45,788)	64,507	447,366	292
Realized gain distribution received	—	1,578,990	29,331	236,966	527
Change in unrealized appreciation (depreciation) on investments	2,811,524	1,326,277	905,305	763,804	10,090

Net increase (decrease) in net assets resulting from operations	2,629,978	2,969,838	1,028,929	1,556,677	11,125

Contributions and (Withdrawals):
Payments received from policyowners	1,450,627	1,592,472	36,314	18,326	8,910
Cost of insurance	(609,837)	(635,660)	(79,431)	(75,521)	(1,760)
Policyowners' surrenders	(334,305)	(2,314,749)	—	(955,778)	—
Net transfers from (to) Fixed Account	(155,678)	138,333	(622)	(370)	1
Transfers between Investment Divisions	459,546	(378,617)	(67,558)	301,235	245,590
Policyowners' death benefits	(18,625)	(29,718)	—	—	—

Net contributions and (withdrawals)	791,728	(1,627,939)	(111,297)	(712,108)	252,741

Increase (decrease) in net assets	3,421,706	1,341,899	917,632	844,569	263,866

NET ASSETS:
Beginning of period	14,303,552	12,961,653	6,770,725	5,926,156	—

End of period	$17,725,258	$14,303,552	$7,688,357	$6,770,725	$263,866
(d) For the period May,1 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Invesco V.I. American Value Fund— Series I Shares		Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. International Growth Fund— Series I Shares
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$28,942	$21,050	$1,521	$1,472	$474,786	$320,626
Net realized gain (loss) on investments	(450,985)	(100,588)	(324)	3,673	340,778	540,040
Realized gain distribution received	34,768	275,033	849	38	478,203	1,391,141
Change in unrealized appreciation (depreciation) on investments	183,577	584,986	(6,018)	2,524	1,479,436	2,971,932

Net increase (decrease) in net assets resulting from operations	(203,698)	780,481	(3,972)	7,707	2,773,203	5,223,739

Contributions and (Withdrawals):
Payments received from policyowners	471,076	552,885	4,098	6,129	2,655,372	3,191,990
Cost of insurance	(160,346)	(206,626)	(746)	(1,232)	(999,109)	(1,101,217)
Policyowners' surrenders	(106,030)	(124,645)	(176)	(424)	(627,127)	(561,200)
Net transfers from (to) Fixed Account	(51,416)	(23,777)	(107)	(7)	(326,470)	(321,081)
Transfers between Investment Divisions	(3,950,672)	(1,495)	(231)	(3,507)	(3,303,357)	(2,485,472)
Policyowners' death benefits	(21,089)	(7,125)	—	—	(17,162)	(5,997)

Net contributions and (withdrawals)	(3,818,477)	189,217	2,838	959	(2,617,853)	(1,282,977)

Increase (decrease) in net assets	(4,022,175)	969,698	(1,134)	8,666	155,350	3,940,762

NET ASSETS:
Beginning of period	4,022,175	3,052,477	33,613	24,947	22,480,403	18,539,641

End of period	$—	$4,022,175	$32,479	$33,613	$22,635,753	$22,480,403
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Janus Henderson Enterprise Portfolio— Institutional Shares		Janus Henderson Forty Portfolio— Institutional Shares		Janus Henderson Global Research Portfolio— Institutional Shares
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(3,148)	$8,660	$47	$28	$243,473	$492,215
Net realized gain (loss) on investments	188,693	66,094	106	955	4,438,651	4,543,247
Realized gain distribution received	701,090	374,452	1,215	1,480	5,240,619	5,773,503
Change in unrealized appreciation (depreciation) on investments	1,568,030	1,329,354	5,044	3,233	8,654,545	12,823,952

Net increase (decrease) in net assets resulting from operations	2,454,665	1,778,560	6,412	5,696	18,577,288	23,632,917

Contributions and (Withdrawals):
Payments received from policyowners	1,344,712	688,183	—	2	5,749,117	5,787,333
Cost of insurance	(406,571)	(248,993)	(445)	(686)	(4,887,261)	(4,956,310)
Policyowners' surrenders	(120,526)	(132,318)	—	(4,794)	(3,773,873)	(4,275,068)
Net transfers from (to) Fixed Account	52,000	3,692	(38)	(21)	(574,425)	(1,053,128)
Transfers between Investment Divisions	287,819	4,123,827	1,959	(473)	(2,556,191)	(1,829,188)
Policyowners' death benefits	(2,906)	(10,405)	—	—	(496,916)	(355,269)

Net contributions and (withdrawals)	1,154,528	4,423,986	1,476	(5,972)	(6,539,549)	(6,681,630)

Increase (decrease) in net assets	3,609,193	6,202,546	7,888	(276)	12,037,739	16,951,287

NET ASSETS:
Beginning of period	10,081,763	3,879,217	15,561	15,837	102,782,464	85,831,177

End of period	$13,690,956	$10,081,763	$23,449	$15,561	$114,820,203	$102,782,464
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Legg Mason/QS Aggressive Model Portfolio— Class I	Legg Mason/QS Conservative Model Portfolio— Class I	Legg Mason/QS Moderate Model Portfolio— Class I
	2020 (d)	2020 (d)	2020 (d)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$18,671	$13,003	$20,591
Net realized gain (loss) on investments	26,225	4,349	2,288
Realized gain distribution received	19,623	3,761	13,166
Change in unrealized appreciation (depreciation) on investments	169,400	13,349	113,102

Net increase (decrease) in net assets resulting from operations	233,919	34,462	149,147

Contributions and (Withdrawals):
Payments received from policyowners	1,283,819	82,814	525,302
Cost of insurance	(232,895)	(20,856)	(80,208)
Policyowners' surrenders	(2,824)	(13,186)	(307)
Net transfers from (to) Fixed Account	6,024	2,422	(3,535)
Transfers between Investment Divisions	800,780	912,238	1,538,465
Policyowners' death benefits	—	—	—

Net contributions and (withdrawals)	1,854,904	963,432	1,979,717

Increase (decrease) in net assets	2,088,823	997,894	2,128,864

NET ASSETS:
Beginning of period	—	—	—

End of period	$2,088,823	$997,894	$2,128,864
(d) For the period May,1 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Legg Mason/QS Moderately Aggressive Model Portfolio— Class I	Legg Mason/QS Moderately Conservative Model Portfolio— Class I	LVIP Baron Growth Opportunities Fund— Service Class
	2020 (d)	2020 (d)	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$28,709	$10,652	$—	$—
Net realized gain (loss) on investments	3,935	7,121	1,286	740
Realized gain distribution received	20,809	4,129	706	521
Change in unrealized appreciation (depreciation) on investments	224,719	40,710	7,065	4,076

Net increase (decrease) in net assets resulting from operations	278,172	62,612	9,057	5,337

Contributions and (Withdrawals):
Payments received from policyowners	1,986,715	145,436	1,884	2,691
Cost of insurance	(237,125)	(46,349)	(564)	(482)
Policyowners' surrenders	(2,688)	(33,735)	(12)	(1,499)
Net transfers from (to) Fixed Account	27,427	10,563	—	(18)
Transfers between Investment Divisions	1,003,142	853,920	8,329	(670)
Policyowners' death benefits	—	—	—	—

Net contributions and (withdrawals)	2,777,471	929,835	9,637	22

Increase (decrease) in net assets	3,055,643	992,447	18,694	5,359

NET ASSETS:
Beginning of period	—	—	19,973	14,614

End of period	$3,055,643	$992,447	$38,667	$19,973
(d) For the period May,1 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	LVIP SSgA International Index Fund— Standard Class		LVIP SSgA Mid-Cap Index Fund— Standard Class		MFS® International Intrinsic Value Portfolio— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,835	$42,591	$14,241	$31,019	$135,036	$303,896
Net realized gain (loss) on investments	257,968	(1,134)	(110,026)	(13,136)	898,628	571,701
Realized gain distribution received	—	—	65,775	185,232	329,824	547,110
Change in unrealized appreciation (depreciation) on investments	(116,752)	185,017	180,063	40,244	1,723,467	2,446,733

Net increase (decrease) in net assets resulting from operations	147,051	226,474	150,053	243,359	3,086,955	3,869,440

Contributions and (Withdrawals):
Payments received from policyowners	177,672	85,140	113,417	76,033	2,137,255	2,039,684
Cost of insurance	(72,617)	(29,973)	(47,558)	(45,428)	(774,345)	(745,813)
Policyowners' surrenders	(35,005)	(295)	(72,389)	(3,644)	(419,865)	(416,483)
Net transfers from (to) Fixed Account	23,713	4,307	(5,220)	1,980	(182,004)	(189,538)
Transfers between Investment Divisions	(2,718,211)	1,389,613	(986,425)	1,491,414	(2,681,687)	(1,877,431)
Policyowners' death benefits	—	—	—	—	(18,959)	(11,417)

Net contributions and (withdrawals)	(2,624,448)	1,448,792	(998,175)	1,520,355	(1,939,605)	(1,200,998)

Increase (decrease) in net assets	(2,477,397)	1,675,266	(848,122)	1,763,714	1,147,350	2,668,442

NET ASSETS:
Beginning of period	2,477,397	802,131	1,980,317	216,603	17,860,617	15,192,175

End of period	$—	$2,477,397	$1,132,195	$1,980,317	$19,007,967	$17,860,617
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MFS® Investors Trust Series— Initial Class		MFS ® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class
	2020	2019	2020 (d)	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$61,478	$54,485	$19,895	$(9,745)	$(8,936)
Net realized gain (loss) on investments	62,141	48,849	65,327	473,597	167,530
Realized gain distribution received	336,089	538,827	72,636	1,136,715	1,728,676
Change in unrealized appreciation (depreciation) on investments	1,152,067	1,693,459	566,624	3,307,896	1,227,090

Net increase (decrease) in net assets resulting from operations	1,611,775	2,335,620	724,482	4,908,463	3,114,360

Contributions and (Withdrawals):
Payments received from policyowners	2,262,683	2,284,515	193,636	711,689	572,130
Cost of insurance	(817,157)	(736,921)	(50,192)	(358,929)	(294,643)
Policyowners' surrenders	(343,834)	(433,427)	(43,517)	(196,251)	(174,035)
Net transfers from (to) Fixed Account	(26,433)	(33,402)	19,204	12,180	(110,364)
Transfers between Investment Divisions	(198,281)	173,892	6,209,659	(1,181,563)	1,173,946
Policyowners' death benefits	(22,181)	(1,108)	(11,640)	(21,597)	—

Net contributions and (withdrawals)	854,797	1,253,549	6,317,150	(1,034,471)	1,167,034

Increase (decrease) in net assets	2,466,572	3,589,169	7,041,632	3,873,992	4,281,394

NET ASSETS:
Beginning of period	10,529,001	6,939,832	—	11,788,144	7,506,750

End of period	$12,995,573	$10,529,001	$7,041,632	$15,662,136	$11,788,144
(d) For the period May,1 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MFS® Research Series— Initial Class		MFS® Total Return Bond Series— Initial Class		MFS® Value Series— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$24,223	$20,369	$1,482	$1,904	$215	$270
Net realized gain (loss) on investments	44,581	9,472	781	12	(21)	6
Realized gain distribution received	167,542	339,142	—	—	601	569
Change in unrealized appreciation (depreciation) on investments	486,666	461,430	779	1,421	(203)	2,214

Net increase (decrease) in net assets resulting from operations	723,012	830,413	3,042	3,337	592	3,059

Contributions and (Withdrawals):
Payments received from policyowners	966,989	776,286	3,946	5,052	1,160	1,500
Cost of insurance	(373,867)	(276,445)	(704)	(888)	(433)	(448)
Policyowners' surrenders	(94,979)	(121,371)	—	—	(10)	—
Net transfers from (to) Fixed Account	24,329	74,702	—	—	310	596
Transfers between Investment Divisions	(309,272)	415,907	(25,219)	33,995	—	—
Policyowners' death benefits	(6,346)	(98)	—	—	—	—

Net contributions and (withdrawals)	206,854	868,981	(21,977)	38,159	1,027	1,648

Increase (decrease) in net assets	929,866	1,699,394	(18,935)	41,496	1,619	4,707

NET ASSETS:
Beginning of period	3,942,577	2,243,183	65,417	23,921	14,152	9,445

End of period	$4,872,443	$3,942,577	$46,482	$65,417	$15,771	$14,152
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I		Morgan Stanley VIF U.S. Real Estate Portfolio— Class I		Neuberger Berman AMT Mid Cap Growth Portfolio— Class I
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$17,855	$23,725	$511,870	$400,558	$(16,432)	$(15,394)
Net realized gain (loss) on investments	(8,209)	(16,430)	(271,633)	506,116	551,691	356,737
Realized gain distribution received	—	—	533,171	861,759	831,014	998,284
Change in unrealized appreciation (depreciation) on investments	12,951	51,140	(4,855,017)	2,058,909	4,547,750	2,512,975

Net increase (decrease) in net assets resulting from operations	22,597	58,435	(4,081,609)	3,827,342	5,914,023	3,852,602

Contributions and (Withdrawals):
Payments received from policyowners	29,629	10,109	2,511,828	2,675,133	1,922,624	2,050,224
Cost of insurance	(17,653)	(18,839)	(911,742)	(1,103,797)	(836,227)	(776,395)
Policyowners' surrenders	(20,733)	(45,722)	(573,077)	(907,558)	(398,740)	(353,374)
Net transfers from (to) Fixed Account	(116)	(4,882)	(136,596)	(499,834)	(146,218)	(334,578)
Transfers between Investment Divisions	3,776	(6,590)	(436,643)	(860,589)	23,740	(1,377,112)
Policyowners' death benefits	—	—	(52,586)	(18,324)	(74,214)	(6,627)

Net contributions and (withdrawals)	(5,097)	(65,924)	401,184	(714,969)	490,965	(797,862)

Increase (decrease) in net assets	17,500	(7,489)	(3,680,425)	3,112,373	6,404,988	3,054,740

NET ASSETS:
Beginning of period	407,657	415,146	23,745,765	20,633,392	15,136,781	12,082,041

End of period	$425,157	$407,657	$20,065,340	$23,745,765	$21,541,769	$15,136,781
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class		PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class
	2020	2019	2020 (d)	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,417	$3,574	$11,781	$548,200	$147,956
Net realized gain (loss) on investments	(389)	(1,224)	15,307	26,651	15,519
Realized gain distribution received	—	—	556	—	56,267
Change in unrealized appreciation (depreciation) on investments	10,738	6,312	14,246	(58,825)	326,044

Net increase (decrease) in net assets resulting from operations	13,766	8,662	41,890	516,026	545,786

Contributions and (Withdrawals):
Payments received from policyowners	2,496	3,288	339,533	1,399,072	1,459,906
Cost of insurance	(6,767)	(11,431)	(6,889)	(545,742)	(543,038)
Policyowners' surrenders	—	—	(394)	(397,911)	(329,104)
Net transfers from (to) Fixed Account	—	—	263	(136,529)	(108,623)
Transfers between Investment Divisions	35,445	—	333,521	416,083	609,633
Policyowners' death benefits	—	(8,799)	—	(32,708)	(12,036)

Net contributions and (withdrawals)	31,174	(16,942)	666,034	702,265	1,076,738

Increase (decrease) in net assets	44,940	(8,280)	707,924	1,218,291	1,622,524

NET ASSETS:
Beginning of period	138,456	146,736	—	9,096,445	7,473,921

End of period	$183,396	$138,456	$707,924	$10,314,736	$9,096,445
(d) For the period May,1 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	PIMCO VIT Low Duration Portfolio— Administrative Class		PIMCO VIT Low Duration Portfolio— Institutional Class		PIMCO VIT Total Return Portfolio— Administrative Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,449	$16,974	$24,515	$41,578	$38,436	$51,260
Net realized gain (loss) on investments	(266)	(363)	4,123	(5,116)	718	(4,300)
Realized gain distribution received	—	—	—	—	20,505	—
Change in unrealized appreciation (depreciation) on investments	11,136	7,563	37,195	21,339	89,427	88,707

Net increase (decrease) in net assets resulting from operations	18,319	24,174	65,833	57,801	149,086	135,667

Contributions and (Withdrawals):
Payments received from policyowners	576	577	269,549	365,057	33,048	33,811
Cost of insurance	(13,530)	(11,447)	(121,473)	(113,932)	(53,955)	(49,104)
Policyowners' surrenders	—	—	(123,170)	(133,740)	—	(6,615)
Net transfers from (to) Fixed Account	—	—	(36,094)	(29,243)	(2,118)	293
Transfers between Investment Divisions	—	—	1,493,927	153,450	20,453	(1,329)
Policyowners' death benefits	—	—	(4,773)	(201,585)	—	—

Net contributions and (withdrawals)	(12,954)	(10,870)	1,477,966	40,007	(2,572)	(22,944)

Increase (decrease) in net assets	5,365	13,304	1,543,799	97,808	146,514	112,723

NET ASSETS:
Beginning of period	618,001	604,697	1,536,471	1,438,663	1,721,901	1,609,178

End of period	$623,366	$618,001	$3,080,270	$1,536,471	$1,868,415	$1,721,901
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	PIMCO VIT Total Return Portfolio— Institutional Class		T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price International Stock Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$316,605	$334,101	$—	$—	$183	$708
Net realized gain (loss) on investments	79,369	11,941	4,735	1,256	4	137
Realized gain distribution received	163,521	—	4,233	2,579	1,421	1,262
Change in unrealized appreciation (depreciation) on investments	637,179	520,641	26,319	19,471	3,111	4,684

Net increase (decrease) in net assets resulting from operations	1,196,674	866,683	35,287	23,306	4,719	6,791

Contributions and (Withdrawals):
Payments received from policyowners	1,908,993	1,861,828	7,624	7,515	2,784	2,489
Cost of insurance	(861,887)	(734,038)	(2,633)	(2,259)	(858)	(902)
Policyowners' surrenders	(372,162)	(343,574)	—	(753)	—	(2,196)
Net transfers from (to) Fixed Account	8,999	(5,371)	(632)	(36)	(290)	(102)
Transfers between Investment Divisions	3,264,484	2,081,828	(6,687)	(1,517)	(149)	(105)
Policyowners' death benefits	(32,833)	(51,747)	—	—	—	—

Net contributions and (withdrawals)	3,915,594	2,808,926	(2,328)	2,950	1,487	(816)

Increase (decrease) in net assets	5,112,268	3,675,609	32,959	26,256	6,206	5,975

NET ASSETS:
Beginning of period	12,933,777	9,258,168	103,049	76,793	30,093	24,118

End of period	$18,046,045	$12,933,777	$136,008	$103,049	$36,299	$30,093
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	T. Rowe Price Limited-Term Bond Portfolio		T. Rowe Price New America Growth Portfolio		The Merger Fund VL
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,359	$8,654	$—	$33	$2	$343
Net realized gain (loss) on investments	(212)	(2,152)	772	156	13	3,309
Realized gain distribution received	—	—	1,911	565	99	1,516
Change in unrealized appreciation (depreciation) on investments	5,930	8,562	1,007	1,433	2,487	(1,684)

Net increase (decrease) in net assets resulting from operations	10,077	15,064	3,690	2,187	2,601	3,484

Contributions and (Withdrawals):
Payments received from policyowners	6,608	6,871	723	1,106	3,374	5,221
Cost of insurance	(3,488)	(4,358)	(260)	(159)	(963)	(1,368)
Policyowners' surrenders	—	(150,737)	—	—	(216)	(4,556)
Net transfers from (to) Fixed Account	(1,441)	(23)	—	—	(526)	(24)
Transfers between Investment Divisions	1,440	2,981	(358)	(551)	298	(1,847)
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	3,119	(145,266)	105	396	1,967	(2,574)

Increase (decrease) in net assets	13,196	(130,202)	3,795	2,583	4,568	910

NET ASSETS:
Beginning of period	221,822	352,024	8,662	6,079	33,952	33,042

End of period	$235,018	$221,822	$12,457	$8,662	$38,520	$33,952
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Victory VIF Diversified Stock Fund— Class A Shares
	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$14	$17
Net realized gain (loss) on investments	(69)	—
Realized gain distribution received	250	206
Change in unrealized appreciation (depreciation) on investments	144	551

Net increase (decrease) in net assets resulting from operations	339	774

Contributions and (Withdrawals):
Payments received from policyowners	423	461
Cost of insurance	(86)	(88)
Policyowners' surrenders	—	—
Net transfers from (to) Fixed Account	—	—
Transfers between Investment Divisions	(4,389)	—
Policyowners' death benefits	—	—

Net contributions and (withdrawals)	(4,052)	373

Increase (decrease) in net assets	(3,713)	1,147

NET ASSETS:
Beginning of period	3,713	2,566

End of period	$—	$3,713
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Universal Life Separate Account-I (“VUL Separate Account-I”) was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). VUL Separate Account-I funds Group 1 policies (Variable Universal Life (“VUL”) and Survivorship Variable Universal Life (“SVUL”)—Series 1), Group 2 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 1 and Single Premium Variable Universal Life (“SPVUL”)—Series 1), Group 3 policies (Pinnacle Variable Universal Life (“Pinnacle VUL”) and Pinnacle Survivorship Variable Universal Life (“Pinnacle SVUL”)), Group 4 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 2, Single Premium Variable Universal Life (“SPVUL”)—Series 2 and 3, Legacy Creator Single Premium Variable Universal Life (“Legacy Creator SPVUL”), Survivorship Variable Universal Life (“SVUL”)—Series 2, Variable Universal Life Provider (“VUL Provider”), Variable Universal Life Accumulator (“VUL Accumulator”), Survivorship Variable Universal Life Accumulator (“SVUL Accumulator”), Variable Universal Life Accumulator Plus (“VUL Accumulator Plus”) and Variable Universal Life Accumulator II ("VUL Accumulator II")) and the Group 5 policy (Lifetime Wealth Variable Universal Life (“LWVUL”)). Sales of VUL were discontinued on September 28, 1999, or the date VUL 2000 was approved in a jurisdiction that had not approved it by September 28, 1999. Sales of SPVUL Series 1, VUL 2000 Series 1 and SVUL Series 1 were discontinued on May 9, 2002. Sales of SPVUL Series 2 were discontinued on May 15, 2003. Sales of VUL Provider, VUL 2000 Series 2 and SVUL Series 2 were discontinued on May 23, 2008, or the date VUL Accumulator and SVUL Accumulator were approved in a jurisdiction that had not approved the new products by May 23, 2008. Sales of Pinnacle SVUL and Pinnacle VUL were discontinued on May 23, 2008 in all jurisdictions. Sales of SPVUL Series 3 were discontinued on January 1, 2009 in all jurisdictions. Sales of LWVUL were discontinued on November 18, 2013 in all jurisdictions. Sales of VUL Accumulator were discontinued on December 31, 2013 or the date VUL Accumulator Plus was approved in a jurisdiction that had not approved the new products by December 31, 2013. Sales of Legacy Creator SPVUL were discontinued on April 6, 2015. Sales of VUL Accumulator Plus were discontinued on April 30, 2018 or the date VUL Accumulator II was approved in a jurisdiction that had not approved the new product by April 30, 2018. Sales of SVUL Accumulator were discontinued as of December 31, 2019 in all jurisdictions.
All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2, Pinnacle SVUL and SVUL Accumulator policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities, LLC and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of NYLIC. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.
The assets of VUL Separate Account-I are invested in the shares of the MainStay VP Funds Trust, the AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, the American Century® Variable Portfolios, Inc., the American Century® Variable Portfolios II, Inc., the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Investment Fund, the BNY Mellon Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Investments VIT Funds, the Deutsche DWS Variable Series II, the DFA Investment Dimensions Group Inc., the Fidelity® Variable Insurance Products Funds, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the Lincoln Variable Insurance Products Trust, The Merger Fund, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the MFS® Variable Insurance Trust III,the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the T. Rowe Price International Series, Inc., Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account, Dollar-Cost Averaging (DCA) Plus Account, DCA Extension Account, DCA Extra Account and the Enhanced DCA Fixed Account represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account, DCA Plus Account, DCA Extension Account, DCA Extra Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

As of May 1, 2020, the following Investment Divisions were added to one or more of the products investing in VUL Separate Account-I:
Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series I Shares
Legg Mason/QS Aggressive Model Portfolio—Class I
Legg Mason/QS Conservative Model Portfolio—Class I
Legg Mason/QS Moderate Model Portfolio—Class I
Legg Mason/QS Moderately Aggressive Model Portfolio—Class I
Legg Mason/QS Moderately Conservative Model Portfolio—Class I
MFS® Mid Cap Value Portfolio—Initial Class
PIMCO VIT Income Portfolio—Institutional Class
As of November 23, 2020, the following Investment Divisions were added to one or more of the products investing in VUL Separate Account-I:
Fidelity® VIP Bond Index Portfolio—Initial Class
Fidelity® VIP International Index Portfolio—Initial Class
As of December 11, 2020, the following Investment Division was added to one of the products investing in VUL Separate Account-I:
Delaware VIP® International Series—Standard Class
The following Investment Divisions, with their respective Fund portfolios, are available in VUL Separate Account-I:
MainStay VP Balanced—Initial Class
MainStay VP Bond—Initial Class
MainStay VP CBRE Global Infrastructure—Initial Class (formerly MainStay VP Cushing® Renaissance Advantage—Initial Class)
MainStay VP Conservative Allocation—Initial Class
MainStay VP Emerging Markets Equity—Initial Class
MainStay VP Epoch U.S. Equity Yield—Initial Class
MainStay VP Fidelity Institutional AM® Utilities—Initial Class
MainStay VP Floating Rate—Initial Class
MainStay VP Growth Allocation—Initial Class
MainStay VP Income Builder—Initial Class
MainStay VP IQ Hedge Multi-Strategy—Initial Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP MacKay Common Stock—Initial Class
MainStay VP MacKay Convertible—Initial Class
MainStay VP MacKay Government—Initial Class
MainStay VP MacKay Growth—Initial Class
MainStay VP MacKay High Yield Corporate Bond—Initial Class
MainStay VP MacKay International Equity—Initial Class
MainStay VP MacKay Mid Cap Core—Initial Class
MainStay VP MacKay S&P 500 Index—Initial Class
MainStay VP MacKay Small Cap Core—Initial Class
MainStay VP MacKay Unconstrained Bond—Initial Class
MainStay VP Mellon Natural Resources—Initial Class
MainStay VP Moderate Allocation—Initial Class
MainStay VP Moderate Growth Allocation—Initial Class
MainStay VP PIMCO Real Return—Initial Class
MainStay VP Small Cap Growth—Initial Class (formerly MainStay VP Eagle Small Cap Growth—Initial Class)
MainStay VP T. Rowe Price Equity Income—Initial Class
MainStay VP U.S. Government Money Market—Initial Class
MainStay VP Winslow Large Cap Growth—Initial Class (formerly MainStay VP Large Cap Growth—Initial Class)

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

AB VPS International Value Portfolio—Class A
AB VPS Small/Mid Cap Value Portfolio—Class A
Alger Capital Appreciation Portfolio—Class I-2
American Century Investments® VP Inflation Protection Fund—Class II
American Century Investments® VP International Fund—Class II
American Century Investments® VP Value Fund—Class II
American Funds IS Asset Allocation Fund—Class 2
American Funds IS Blue Chip Income and Growth Fund—Class 2
American Funds IS Global Small Capitalization Fund—Class 2
American Funds IS Growth Fund—Class 2
American Funds IS New World Fund®—Class 2
BlackRock® Global Allocation V.I. Fund—Class I
BlackRock® High Yield V.I. Fund—Class I
BNY Mellon IP Technology Growth Portfolio—Initial Shares
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares
ClearBridge Variable Appreciation Portfolio—Class I
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1
Columbia Variable Portfolio—Small Cap Value Fund—Class 2
Delaware VIP® Diversified Income Series—Standard Class
Delaware VIP® Emerging Markets Series—Standard Class
Delaware VIP® International Series—Standard Class
Delaware VIP® Small Cap Value Series—Standard Class
Delaware VIP® Value Series—Standard Class
DFA VA Global Bond Portfolio
DFA VA International Small Portfolio
DFA VA International Value Portfolio
DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio
DWS Alternative Asset Allocation VIP—Class A
DWS Small Cap Index VIP—Class A
DWS Small Mid Cap Value VIP—Class A
Fidelity® VIP Bond Index Portfolio—Initial Class
Fidelity® VIP ContrafundSM Portfolio—Initial Class
Fidelity® VIP Emerging Markets Portfolio—Initial Class
Fidelity® VIP Equity-Income PortfolioSM—Initial Class
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class
Fidelity® VIP Growth Opportunities Portfolio—Initial Class
Fidelity® VIP Growth Portfolio—Initial Class
Fidelity® VIP Health Care Portfolio—Initial Class
Fidelity® VIP Index 500 Portfolio—Initial Class
Fidelity® VIP International Index Portfolio—Initial Class
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class
Fidelity® VIP Mid Cap Portfolio—Initial Class
Fidelity® VIP Overseas Portfolio—Initial Class
Invesco Oppenheimer V.I. Main Street Cap Fund®—Series I Shares
Invesco V.I. Global Real Estate Fund—Series I Shares
Invesco V.I. International Growth Fund—Series I Shares
Janus Henderson Enterprise Portfolio—Institutional Shares
Janus Henderson Forty Portfolio—Institutional Shares

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Janus Henderson Global Research Portfolio—Institutional Shares
Legg Mason/QS Aggressive Model Portfolio—Class I
Legg Mason/QS Conservative Model Portfolio—Class I
Legg Mason/QS Moderate Model Portfolio—Class I
Legg Mason/QS Moderately Aggressive Model Portfolio—Class I
Legg Mason/QS Moderately Conservative Model Portfolio—Class I
LVIP Baron Growth Opportunities Fund—Service Class
LVIP SSgA Mid-Cap Index Fund—Standard Class
MFS® International Intrinsic Value Portfolio—Initial Class
MFS® Investors Trust Series—Initial Class
MFS® Mid Cap Value Portfolio—Initial Class
MFS® New Discovery Series—Initial Class
MFS® Research Series—Initial Class
MFS® Total Return Bond Series—Initial Class
MFS® Value Series—Initial Class
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class
PIMCO VIT Income Portfolio—Institutional Class
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class
PIMCO VIT Low Duration Portfolio—Administrative Class
PIMCO VIT Low Duration Portfolio—Institutional Class
PIMCO VIT Total Return Portfolio—Administrative Class
PIMCO VIT Total Return Portfolio—Institutional Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
The Merger Fund VL

________________
Not all investment options are available under all policies.

New investments to the MainStay VP MacKay Growth—Initial Class, MainStay VP Emerging Markets Equity—Initial Class, MainStay VP T. Rowe Price Equity Income—Initial Class, and Columbia Variable Portfolio—Commodity Strategy Fund—Class 1 Investment Divisions are restricted to those policies already invested in these Investment Divisions.
On November 23, 2020, the following fund substitutions took place: Initial Class shares of the MainStay VP Indexed Bond Portfolio were substituted into the Initial Class shares of the Fidelity® VIP Bond Index Portfolio, Series I shares of the Invesco V.I. American Value Fund were substituted into the Initial Class shares of the MFS® Mid Cap Value Portfolio, Standard Class shares of the LVIP SSgA International Index Fund were substituted into the Initial Class shares of the Fidelity® VIP International Index Portfolio, and Class A shares of the Victory VIF Diversified Stock Fund were substituted into the Initial Class shares of the MainStay VP MacKay S&P 500 Index.

On December 11, 2020, the Standard Class shares of the Delaware VIP® International Value Equity Series were substituted into the Standard Class shares of the Delaware VIP® International Series.
All investments into the MainStay VP Series Funds by VUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible Fund portfolio.
For SVUL, VUL 2000, SPVUL, LWVUL, VUL Provider, VUL Accumulator, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the free look period are allocated to the General Account of NYLIAC. After the free look period, these premium payments are allocated in accordance with the policyowner’s allocation instructions. Subsequent

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):
premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the policyowner’s allocations instructions. For Legacy Creator SPVUL, SVUL Accumulator, VUL Accumulator Plus, and VUL Accumulator II, any/all premium payments received before the Initial Premium Transfer Date will be allocated to the General Account of NYLIAC. On the Initial Premium Transfer Date, the net premium, along with any interest credited will be allocated to the Investment Divisions of VUL Separate Account-I, the Fixed Account, and/or the DCA Plus Account in accordance with the policyowner’s allocation instructions. Pinnacle VUL and Pinnacle SVUL policies issued on or after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider, SVUL, VUL Accumulator and SVUL Accumulator policies issued on or after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account. Legacy Creator SPVUL policies issued on or after May 15, 2009, can have the initial premium payment allocated to the 6 months DCA Extra Account. LWVUL policies issued on or after February 14, 2011, can have premium payments made in the first 12 policy months allocated to the DCA Plus Account. VUL Accumulator Plus policies issued on or after November 18, 2013, can have premium payments made in the first 12 months following the Initial Premium Transfer Date allocated to the DCA Plus Account. VUL Accumulator II policies issued on or after May 1, 2018, can have premium payments made in the first 12 months following the Initial Premium Transfer Date allocated to the DCA Plus Account or DCA Extension Account.
In addition, for all VUL, VUL 2000, SVUL, SPVUL, Legacy Creator SPVUL, LWVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II policies, the policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.
No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.
Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s assumptions in pricing the asset or liability.
Investments in mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as Level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

	Purchases	Sales
MainStay VP Balanced—Initial Class	$2,225	$2,606
MainStay VP Bond—Initial Class	5,331	5,156
MainStay VP CBRE Global Infrastructure—Initial Class	399	200
MainStay VP Conservative Allocation—Initial Class	2,505	3,099
MainStay VP Emerging Markets Equity—Initial Class	1,891	3,407
MainStay VP Epoch U.S. Equity Yield—Initial Class	9,288	9,526
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	6,584	5,573
MainStay VP Floating Rate—Initial Class	2,016	3,416
MainStay VP Growth Allocation—Initial Class	10,090	7,006
MainStay VP Income Builder—Initial Class	6,125	4,928
MainStay VP Indexed Bond—Initial Class	2,758	4,653
MainStay VP IQ Hedge Multi-Strategy—Initial Class	1,546	641
MainStay VP Janus Henderson Balanced—Initial Class	12,009	11,012
MainStay VP MacKay Common Stock—Initial Class	12,232	9,768
MainStay VP MacKay Convertible—Initial Class	4,789	6,881
MainStay VP MacKay Government—Initial Class	2,827	2,181
MainStay VP MacKay Growth—Initial Class	23,524	17,524
MainStay VP MacKay High Yield Corporate Bond—Initial Class	13,550	11,765
MainStay VP MacKay International Equity—Initial Class	4,317	4,922
MainStay VP MacKay Mid Cap Core—Initial Class	8,899	12,259
MainStay VP MacKay S&P 500 Index—Initial Class	30,300	31,425
MainStay VP MacKay Small Cap Core—Initial Class	2,102	3,250
MainStay VP MacKay Unconstrained Bond—Initial Class	3,146	2,356
MainStay VP Mellon Natural Resources—Initial Class	2,578	1,786
MainStay VP Moderate Allocation—Initial Class	4,634	4,422
MainStay VP Moderate Growth Allocation—Initial Class	8,767	7,661
MainStay VP PIMCO Real Return—Initial Class	2,466	1,414
MainStay VP Small Cap Growth—Initial Class	2,990	6,406
MainStay VP T. Rowe Price Equity Income—Initial Class	8,083	5,659
MainStay VP U.S. Government Money Market—Initial Class	59,178	33,127
MainStay VP Winslow Large Cap Growth—Initial Class	13,794	8,378
AB VPS International Value Portfolio—Class A	—	—
AB VPS Small/Mid Cap Value Portfolio—Class A	2,356	957
Alger Capital Appreciation Portfolio—Class I-2	449	88
American Century Investments® VP Inflation Protection Fund—Class II	20	20
American Century Investments® VP International Fund—Class II	108	121
American Century Investments® VP Value Fund—Class II	412	103
American Funds IS Asset Allocation Fund—Class 2	1,178	483
American Funds IS Blue Chip Income and Growth Fund—Class 2	2,477	1,447
American Funds IS Global Small Capitalization Fund—Class 2	1,964	803
American Funds IS Growth Fund—Class 2	3,997	1,235
American Funds IS New World Fund®—Class 2	1,972	2,232
BlackRock® Global Allocation V.I. Fund—Class I	3,181	2,110
BlackRock® High Yield V.I. Fund—Class I	1,675	872
BNY Mellon IP Technology Growth Portfolio—Initial Shares	9,573	5,703
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	60	83

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
ClearBridge Variable Appreciation Portfolio—Class I	$702	$130
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	493	179
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	934	215
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	4	—
Delaware VIP® Diversified Income Series—Standard Class	7	4
Delaware VIP® Emerging Markets Series—Standard Class	2,193	918
Delaware VIP® International Series—Standard Class	2	—
Delaware VIP® International Value Equity Series—Standard Class	—	2
Delaware VIP® Small Cap Value Series—Standard Class	2,630	2,254
Delaware VIP® Value Series—Standard Class	17	10
DFA VA Global Bond Portfolio	115	2
DFA VA International Small Portfolio	84	11
DFA VA International Value Portfolio	125	14
DFA VA Short-Term Fixed Portfolio	229	1
DFA VA U.S. Large Value Portfolio	255	123
DFA VA U.S. Targeted Value Portfolio	157	62
DWS Alternative Asset Allocation VIP—Class A	1,743	442
DWS Small Cap Index VIP—Class A	477	311
DWS Small Mid Cap Value VIP—Class A	1,060	561
Fidelity® VIP Bond Index Portfolio—Initial Class	4,194	39
Fidelity® VIP ContrafundSM Portfolio—Initial Class	6,024	25,010
Fidelity® VIP Emerging Markets Portfolio—Initial Class	1,209	364
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	10,402	4,401
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	654	990
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	1,647	618
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	1,701	752
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	13,576	9,096
Fidelity® VIP Growth Portfolio—Initial Class	958	693
Fidelity® VIP Health Care Portfolio—Initial Class	5,457	859
Fidelity® VIP Index 500 Portfolio—Initial Class	734	604
Fidelity® VIP International Index Portfolio—Initial Class	3,977	11
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	1,379	169
Fidelity® VIP Mid Cap Portfolio—Initial Class	3,372	2,503
Fidelity® VIP Overseas Portfolio—Initial Class	163	215
Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series I Shares	255	1
Invesco V.I. American Value Fund—Series I Shares	721	4,475
Invesco V.I. Global Real Estate Fund—Series I Shares	6	1
Invesco V.I. International Growth Fund—Series I Shares	2,190	3,855
Janus Henderson Enterprise Portfolio—Institutional Shares	7,404	5,551
Janus Henderson Forty Portfolio—Institutional Shares	3	—
Janus Henderson Global Research Portfolio—Institutional Shares	7,128	8,184
Legg Mason/QS Aggressive Model Portfolio—Class I	2,142	249
Legg Mason/QS Conservative Model Portfolio—Class I	1,242	261
Legg Mason/QS Moderate Model Portfolio—Class I	2,052	38
Legg Mason/QS Moderately Aggressive Model Portfolio—Class I	2,863	36

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Legg Mason/QS Moderately Conservative Model Portfolio—Class I	$1,040	$95
LVIP Baron Growth Opportunities Fund—Service Class	13	3
LVIP SSgA International Index Fund—Standard Class	1,363	3,981
LVIP SSgA Mid-Cap Index Fund—Standard Class	1,109	2,027
MFS® International Intrinsic Value Portfolio—Initial Class	2,360	3,834
MFS® Investors Trust Series—Initial Class	1,973	721
MFS® Mid Cap Value Portfolio—Initial Class	6,698	288
MFS® New Discovery Series—Initial Class	3,899	3,806
MFS® Research Series—Initial Class	971	572
MFS® Total Return Bond Series—Initial Class	16	36
MFS® Value Series—Initial Class	2	—
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	49	36
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	3,480	2,033
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	3,289	1,984
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	41	7
PIMCO VIT Income Portfolio—Institutional Class	1,046	368
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	2,636	1,386
PIMCO VIT Low Duration Portfolio—Administrative Class	8	13
PIMCO VIT Low Duration Portfolio—Institutional Class	2,028	525
PIMCO VIT Total Return Portfolio—Administrative Class	107	51
PIMCO VIT Total Return Portfolio—Institutional Class	6,224	1,829
T. Rowe Price Blue Chip Growth Portfolio	10	8
T. Rowe Price International Stock Portfolio	4	1
T. Rowe Price Limited-Term Bond Portfolio	22	15
T. Rowe Price New America Growth Portfolio	5	3
The Merger Fund VL	3	1
Victory VIF Diversified Stock Fund—Class A Shares	1	4
Total	$431,442	$346,505
Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including Brown Advisory LLC ("Brown Advisory"), Candriam Belgium S.A. ("Candriam Belgium"), CBRE Clarion Securities, LLC ("CBRE Clarion"), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC ("FIAM"), Index IQ Advisors LLC ("IndexIQ Advisors"), Janus Capital Management LLC (“Janus”), MacKay Shields LLC (“MacKay”), Mellon Investments Corporation ("Mellon"), NYL Investors LLC (“NYLI”), Pacific Investment Management Company LLC (“PIMCO”), Segall Bryant & Hamill LLC ("SBH"), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.
New York Life Investments, Candriam Belgium, IndexIQ Advisors, MacKay, and NYLI are all indirect, wholly-owned subsidiaries of NYLIC. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management LLC. Candriam Belgium is a part of Candriam Investors Group. CBRE Clarion is the listed securities investment management arm of CBRE Global Investors. Epoch is an indirect, wholly-owned subsidiary of The Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group Plc, doing business as Janus Henderson Investors. Mellon is a specialist multi-asset investment manager formed by the combination of certain Bank of New York Mellon affiliated investment management firms. PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. SBH and T. Rowe Price are independent investment advisory firms. Winslow Capital is a wholly-owned subsidiary of Nuveen, LLC.

Deductions from Premiums:
NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.
State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL - Series 3, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II policies to cover federal premium taxes.
Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Legacy Creator SPVUL, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II policies to partially cover the expenses associated with selling the policies.
For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.
For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.
For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.
For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
at the time the policy is issued, and is indicated on the policy data page.
For LWVUL policies, in all policy years, we currently do not deduct a sales expense charge on any premium payment up to target premium 1. In each of policy years 1-7, we currently deduct 8.75% of any premium payment over target premium 1. In each of policy years 8 and subsequent, we currently do not deduct a sales expense charge on any premium payment. target premium 1 and target premium 2 are determined at the time the policy is issued, and are indicated on the policy data page.
For VUL Accumulator, VUL Accumulator Plus and SVUL Accumulator policies, currently 4.75% of any premium payment up to the target premium is deducted in policy years 1-10. Once the target premium is reached, 1.75% of any premium payment is deducted in policy years 1-5 and 0.75% of any premium payment is deducted in policy years 6-10. Beginning with the 11th policy year, NYLIAC expects to deduct 4.25% of any premium payments up to the target premium; once the target is reached, 0.25% of any premium payment is deducted in policy years 11 and beyond. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.
For VUL Accumulator II policies, currently 0.75% of any premium payment is deducted in all policy years.
For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.
For Legacy Creator SPVUL policies, the current monthly premium expense charge is deducted at an annualized rate of 2.0% of the adjusted total premium for policy years 11 and beyond. The monthly premium expense charge is guaranteed not to exceed the annual rate of 2.25% of the adjusted total premium. This charge also covers state premium tax and federal tax expenses.
Deductions from Cash Value:
NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge (deducted from the policy's cash value for Group 3, 4 & 5 policies), and are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for Group 1 & 2 policies are deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations.The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.
Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims processing and communicating with policyowners. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, LWVUL, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II:

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Policy	Monthly Contract Charge Policy Year 1	Monthly Contract Charge Subsequent Policy Years
VUL	$26	$7
SVUL	60	10
VUL 2000	30	10
VUL Provider	30	10
LWVUL	15	15 in years 2-10; 10 in years 11 and beyond.
VUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
SVUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
Pinnacle VUL*	100	25
Pinnacle SVUL*	100	25
VUL Accumulator Plus	15	15 in years 2-10; 10 in years 11 and beyond.
VUL Accumulator II	10	10
Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, Legacy Creator SPVUL and SVUL - Series 2** policies monthly. This charge compensates NYLIAC for providing administrative policy services.
For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in VUL Separate Account-I and varies based on the amount of cash value in VUL Separate Account-I. The VUL Separate Account-I administrative charge percentage currently ranges from 0% to 0.20%.

For SPVUL policies, the current administrative charge is made monthly at an annualized rate of 0.60% of the policy’s cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from 0.10% to 0.60% depending on the cash value of the policy.
For SVUL - Series 2** the administrative charge is 0.10%, based on the amount of cash value in VUL Separate Account-I.
For Legacy Creator SPVUL policies, the current asset based administrative charge is deducted monthly at an annualized rate of 2.25% of the policy’s cash value for policy years 1 through 10. The monthly asset based administrative charge is guaranteed not to exceed the annual rate of 2.25% of the cash value of the policy. This charge also covers state premium tax and federal tax expenses.
Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.
Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, VUL Accumulator, SVUL Accumulator, LWVUL, Pinnacle VUL, Pinnacle SVUL, VUL Provider, VUL Accumulator Plus, and VUL Accumulator II policies.
________________

    * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    ** VUL 2000 - Series 2, SPVUL - Series 2, and SVUL - Series 2 designates policies issued on and after May 10, 2002 where approved.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
For SVUL - Series 1 policies, this charge is $0.04 per $1,000 of the policy’s initial face amount. For SVUL - Series 2 policies, this charge is $0.04 per $1,000 of the policy’s current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.
For VUL Accumulator Plus, this charge is currently deducted during the first 10 policy years and is based on the insured’s age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.
For VUL Accumulator II, this charge is currently deducted during the first 10 policy years and is based on the insured’s age, gender, risk class, policy duration and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.
For VUL Accumulator and LWVUL policies, this charge is based on the insured’s age, gender, risk class and face amount plus any term insurance benefit. NYLIAC does not expect to deduct this charge in years 21 and beyond.
For SVUL Accumulator policies, this charge is based on insured’s age, gender, risk class and face amount plus any term insurance benefit. NYLIAC does not expect to deduct this charge in years 31 and beyond.
For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.
For VUL Provider policies, this charge is $0.07 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.
Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy’s cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy’s cash value for Series 1 and 2. The current 0.90% deferred sales expense is comprised of 0.40% for sales expenses, 0.30% for state taxes and 0.20% for federal taxes. For SPVUL - Series 3*** currently the deferred sales expense charge is equal to 0.40%.
Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge as follows:
Group 1 & 2 Policies: NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the Investment Divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL - Series 1, 0.50% for VUL 2000 - Series 1 and 0.50% for SPVUL - Series 1.
Group 3 Policies: For Pinnacle VUL and Pinnacle SVUL mortality and expense risk charges are based on net assets and the percent ranges from 0.25% to 0.55% in policy years 1-20; and in policy years 21 and beyond, the percentage ranges from 0.05% to 0.35%. In policy years 1-20, if the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by 0.30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by 0.55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.
Group 4 Policies: For SPVUL - Series 2** and VUL 2000 - Series 2** policies, NYLIAC deducts a monthly mortality and expense risk charge at an annual rate of 0.50% of the cash value in VUL Separate Account-I and for SVUL - Series 2** policies, the mortality and expense risk charge is deducted monthly at an annual rate of 0.60% of the cash value in VUL Separate Account-I.
________________

    ** VUL 2000 - Series 2, SPVUL - Series 2, and SVUL - Series 2 designates policies issued on and after May 10, 2002 where approved.
    *** SPVUL - Series 3 designates policies issued on and after May 16, 2003 where approved.
    **** Includes a 0.10% administrative service charge.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
For VUL Accumulator, VUL Accumulator Plus and SVUL Accumulator policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.55% to 0.15% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator, SVUL Accumulator, and VUL Accumulator Plus policies will never exceed an annual rate of 0.75%.
For VUL Accumulator II policies, the monthly mortality and expense risk charge is currently 0.10% annually of the cash value in the VUL Separate Account-I. NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator II policies will never exceed an annual rate of 0.50%.
For VUL Provider policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.70% to 0.05% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV), the mortality and expense risk charge currently ranges from 1.00% to 0.05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.
For Legacy Creator SPVUL policies, the current mortality and expense risk charge is deducted monthly at an annual rate of 0.50% of the cash value in VUL Separate Account-I. The mortality and expense charge is guaranteed not to exceed the annual rate of 0.75% of the cash value in VUL Separate Account-I.
Group 5 Policies: For LWVUL policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.75% to 0.25% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). NYLIAC guarantees that the mortality and expense risk charge on LWVUL policies will never exceed an annual rate of 0.75%.
Surrender Charges:
Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, SPVUL, Legacy Creator SPVUL, VUL Accumulator Plus, and VUL Accumulator II policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying Statement of Changes in Net Assets. In addition, a new surrender charge period will apply to face amount increases.
For VUL, SVUL and VUL 2000 policies, this charge is deducted during the first 15 policy years or within 15 years after a face amount increase. For VUL Provider, VUL Accumulator, SVUL Accumulator and VUL Accumulator Plus this charge is deducted for the first 10 policy years or within 10 years after a face amount increase. For VUL Accumulator II policies, the applicable surrender charge period will vary according to the insured's age at the time the policy is issued.
For VUL, the maximum surrender charge is shown on the policy’s data page. For VUL 2000 - Series 1, VUL Provider, VUL Accumulator, SVUL Accumulator, VUL Accumulator Plus, and VUL Accumulator II the maximum surrender charge is the lesser of 50% of total premiums paid or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.
Initially for VUL 2000 - Series 2** policies, the maximum surrender charge is the lesser of 50% of total premiums paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage
     ________________

    ** VUL 2000 - Series 2, SPVUL - Series 2, and SVUL - Series 2 designates policies issued on and after May 10, 2002 where approved.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.
For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy’s target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.
For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year 10 and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.
For Legacy Creator SPVUL, the surrender charge is deducted during the first 9 policy years. The surrender charge is assessed on the amount of the cash value withdrawn in any policy year that is in excess of the surrender charge free window. The surrender charge free window is the greater of 10% of the policy cash value (minus any partial withdrawals already taken in that year) or 100% of the policy gain. The surrender charge percentage declines each policy year from 7.50% in the first year to 0% in year 10 and later.
VUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of either NYLIAC or VUL Separate Account-I. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.26%, distribution (12b-1) fees range from 0.00% to 0.25%, other expenses range from 0.00% to 1.21%, and acquired fund fees and expenses range from 0.00% to 0.79%. These ranges are shown as a percentage of average net assets as of December 31, 2019, and approximate the ranges as of December 31, 2020.

NOTE 4—Distribution of Net Income:

VUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Balanced—Initial Class	52	(112)	(60)	72	(76)	(4)
MainStay VP Bond—Initial Class	185	(192)	(7)	94	(108)	(14)
MainStay VP CBRE Global Infrastructure—Initial Class	42	(25)	17	42	(36)	6
MainStay VP Conservative Allocation—Initial Class	93	(146)	(53)	151	(173)	(22)
MainStay VP Emerging Markets Equity—Initial Class	82	(338)	(256)	102	(319)	(217)
MainStay VP Epoch U.S. Equity Yield—Initial Class	67	(336)	(269)	43	(413)	(370)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	164	(311)	(147)	151	(226)	(75)
MainStay VP Floating Rate—Initial Class	87	(210)	(123)	156	(169)	(13)
MainStay VP Growth Allocation—Initial Class	198	(310)	(112)	258	(239)	19
MainStay VP Income Builder—Initial Class	76	(148)	(72)	68	(118)	(50)
MainStay VP Indexed Bond—Initial Class	238	(403)	(165)	97	(29)	68
MainStay VP IQ Hedge Multi-Strategy—Initial Class	157	(79)	78	169	(54)	115
MainStay VP Janus Henderson Balanced—Initial Class	183	(512)	(329)	147	(646)	(499)
MainStay VP MacKay Common Stock—Initial Class	45	(208)	(163)	62	(202)	(140)
MainStay VP MacKay Convertible—Initial Class	81	(152)	(71)	111	(109)	2
MainStay VP MacKay Government—Initial Class	127	(101)	26	50	(77)	(27)
MainStay VP MacKay Growth—Initial Class	22	(457)	(435)	23	(454)	(431)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	135	(281)	(146)	136	(197)	(61)
MainStay VP MacKay International Equity—Initial Class	38	(150)	(112)	49	(155)	(106)
MainStay VP MacKay Mid Cap Core—Initial Class	44	(280)	(236)	65	(145)	(80)
MainStay VP MacKay S&P 500 Index—Initial Class	467	(632)	(165)	271	(531)	(260)
MainStay VP MacKay Small Cap Core—Initial Class	189	(271)	(82)	2,173	(237)	1,936
MainStay VP MacKay Unconstrained Bond—Initial Class	193	(184)	9	191	(109)	82
MainStay VP Mellon Natural Resources—Initial Class	387	(315)	72	299	(442)	(143)
MainStay VP Moderate Allocation—Initial Class	105	(204)	(99)	123	(383)	(260)
MainStay VP Moderate Growth Allocation—Initial Class	138	(332)	(194)	147	(384)	(237)
MainStay VP PIMCO Real Return—Initial Class	193	(125)	68	141	(97)	44
MainStay VP Small Cap Growth—Initial Class	70	(299)	(229)	79	(252)	(173)
MainStay VP T. Rowe Price Equity Income—Initial Class	76	(298)	(222)	42	(360)	(318)
MainStay VP U.S. Government Money Market—Initial Class	46,748	(25,825)	20,923	11,257	(18,843)	(7,586)
MainStay VP Winslow Large Cap Growth—Initial Class	169	(209)	(40)	169	(196)	(27)
AB VPS International Value Portfolio—Class A	—	—	—	—	—	—
AB VPS Small/Mid Cap Value Portfolio—Class A	83	(46)	37	32	(30)	2
Alger Capital Appreciation Portfolio—Class I-2	—	(1)	(1)	2	(1)	1
American Century Investments® VP Inflation Protection Fund—Class II	1	(1)	—	—	—	—
American Century Investments® VP International Fund—Class II	2	(4)	(2)	2	(17)	(15)
American Century Investments® VP Value Fund—Class II	8	(3)	5	2	(13)	(11)
American Funds IS Asset Allocation Fund—Class 2	97	(42)	55	211	(51)	160
American Funds IS Blue Chip Income and Growth Fund—Class 2	212	(129)	83	262	(123)	139
American Funds IS Global Small Capitalization Fund—Class 2	123	(56)	67	128	(20)	108

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Growth Fund—Class 2	247	(86)	161	206	(36)	170
American Funds IS New World Fund®—Class 2	144	(157)	(13)	178	(79)	99
BlackRock® Global Allocation V.I. Fund—Class I	169	(184)	(15)	133	(291)	(158)
BlackRock® High Yield V.I. Fund—Class I	111	(68)	43	129	(55)	74
BNY Mellon IP Technology Growth Portfolio—Initial Shares	96	(110)	(14)	58	(78)	(20)
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	1	(3)	(2)	2	(5)	(3)
ClearBridge Variable Appreciation Portfolio—Class I	43	(9)	34	66	(12)	54
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	47	(26)	21	33	(27)	6
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	69	(18)	51	91	(17)	74
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	—	—	—	—	—	—
Delaware VIP® Diversified Income Series—Standard Class	—	—	—	3	(2)	1
Delaware VIP® Emerging Markets Series—Standard Class	122	(60)	62	34	(42)	(8)
Delaware VIP® International Series—Standard Class	—	—	—	—	—	—
Delaware VIP® International Value Equity Series—Standard Class	—	—	—	—	—	—
Delaware VIP® Small Cap Value Series—Standard Class	118	(131)	(13)	72	(37)	35
Delaware VIP® Value Series—Standard Class	—	—	—	1	—	1
DFA VA Global Bond Portfolio	9	—	9	3	(3)	—
DFA VA International Small Portfolio	5	(1)	4	—	—	—
DFA VA International Value Portfolio	9	(1)	8	1	(1)	—
DFA VA Short-Term Fixed Portfolio	21	—	21	—	—	—
DFA VA U.S. Large Value Portfolio	11	(5)	6	1	(1)	—
DFA VA U.S. Targeted Value Portfolio	8	(3)	5	—	—	—
DWS Alternative Asset Allocation VIP—Class A	148	(42)	106	207	(25)	182
DWS Small Cap Index VIP—Class A	35	(30)	5	135	(69)	66
DWS Small Mid Cap Value VIP—Class A	37	(32)	5	25	(20)	5
Fidelity® VIP Bond Index Portfolio—Initial Class	415	(4)	411	—	—	—
Fidelity® VIP ContrafundSM Portfolio—Initial Class	64	(415)	(351)	69	(370)	(301)
Fidelity® VIP Emerging Markets Portfolio—Initial Class	93	(29)	64	84	(12)	72
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	173	(124)	49	134	(163)	(29)
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	29	(59)	(30)	25	(14)	11
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	76	(36)	40	126	(14)	112
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	75	(43)	32	50	(25)	25
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	402	(295)	107	418	(114)	304
Fidelity® VIP Growth Portfolio—Initial Class	1	(16)	(15)	—	(25)	(25)
Fidelity® VIP Health Care Portfolio—Initial Class	408	(68)	340	73	(14)	59
Fidelity® VIP Index 500 Portfolio—Initial Class	4	(16)	(12)	17	(54)	(37)
Fidelity® VIP International Index Portfolio—Initial Class	392	(1)	391	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	60	(9)	51	6	(9)	(3)
Fidelity® VIP Mid Cap Portfolio—Initial Class	189	(149)	40	87	(100)	(13)
Fidelity® VIP Overseas Portfolio—Initial Class	4	(8)	(4)	13	(41)	(28)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series I Shares	17	—	17	—	—	—
Invesco V.I. American Value Fund—Series I Shares	39	(245)	(206)	29	(18)	11

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Global Real Estate Fund—Series I Shares	—	—	—	4	(4)	—
Invesco V.I. International Growth Fund—Series I Shares	84	(250)	(166)	93	(179)	(86)
Janus Henderson Enterprise Portfolio—Institutional Shares	508	(406)	102	403	(62)	341
Janus Henderson Forty Portfolio—Institutional Shares	1	—	1	—	(1)	(1)
Janus Henderson Global Research Portfolio—Institutional Shares	46	(301)	(255)	46	(317)	(271)
Legg Mason/QS Aggressive Model Portfolio—Class I	182	(21)	161	—	—	—
Legg Mason/QS Conservative Model Portfolio—Class I	115	(25)	90	—	—	—
Legg Mason/QS Moderate Model Portfolio—Class I	182	(3)	179	—	—	—
Legg Mason/QS Moderately Aggressive Model Portfolio—Class I	249	(3)	246	—	—	—
Legg Mason/QS Moderately Conservative Model Portfolio—Class I	94	(8)	86	—	—	—
LVIP Baron Growth Opportunities Fund—Service Class	—	—	—	—	—	—
LVIP SSgA International Index Fund—Standard Class	140	(378)	(238)	148	(4)	144
LVIP SSgA Mid-Cap Index Fund—Standard Class	108	(195)	(87)	242	(90)	152
MFS® International Intrinsic Value Portfolio—Initial Class	82	(176)	(94)	84	(142)	(58)
MFS® Investors Trust Series—Initial Class	91	(42)	49	104	(28)	76
MFS® Mid Cap Value Portfolio—Initial Class	534	(22)	512	—	—	—
MFS® New Discovery Series—Initial Class	96	(131)	(35)	86	(43)	43
MFS® Research Series—Initial Class	32	(22)	10	46	(9)	37
MFS® Total Return Bond Series—Initial Class	1	(3)	(2)	3	—	3
MFS® Value Series—Initial Class	—	—	—	1	—	1
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	1	(1)	—	—	(2)	(2)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	167	(146)	21	84	(126)	(42)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	90	(79)	11	77	(117)	(40)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	1	—	1	—	(1)	(1)
PIMCO VIT Income Portfolio—Institutional Class	96	(33)	63	—	—	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	158	(107)	51	133	(48)	85
PIMCO VIT Low Duration Portfolio—Administrative Class	—	(1)	(1)	—	(1)	(1)
PIMCO VIT Low Duration Portfolio—Institutional Class	186	(49)	137	93	(90)	3
PIMCO VIT Total Return Portfolio—Administrative Class	3	(3)	—	5	(6)	(1)
PIMCO VIT Total Return Portfolio—Institutional Class	456	(147)	309	305	(60)	245
T. Rowe Price Blue Chip Growth Portfolio	—	—	—	—	—	—
T. Rowe Price International Stock Portfolio	—	—	—	—	—	—
T. Rowe Price Limited-Term Bond Portfolio	1	(1)	—	1	(10)	(9)
T. Rowe Price New America Growth Portfolio	—	—	—	—	—	—
The Merger Fund VL	—	—	—	5	(5)	—
Victory VIF Diversified Stock Fund—Class A Shares	—	—	—	—	—	—
Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:
The following table presents financial highlights for each Investment Division as of December 31, 2020, 2019, 2018, 2017 and 2016:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Balanced—Initial Class	2020	$18,533	706	$19.53 to $27.23	7.1% to 7.9%	2.1%
	2019	18,653	766	18.10 to 25.24	15.9% to 16.8%	2.0%
	2018	16,084	770	15.50 to 21.62	(8.0%) to (7.4%)	1.6%
	2017	17,209	762	16.74 to 23.33	9.3% to 10.0%	1.3%
	2016	15,666	761	15.21 to 21.21	9.5% to 10.2%	1.4%
MainStay VP Bond—Initial Class	2020	$36,360	1,358	$13.44 to $33.92	7.2% to 7.9%	2.0%
	2019	34,315	1,365	12.45 to 31.65	8.4% to 9.1%	2.7%
	2018	31,939	1,379	11.41 to 29.21	(1.7%) to (1.0%)	2.8%
	2017	33,781	1,437	11.53 to 29.71	3.1% to 3.8%	2.5%
	2016	32,788	1,442	11.10 to 28.81	2.8% to 3.5%	2.6%
MainStay VP CBRE Global Infrastructure—Initial Class	2020	$1,022	122	$8.13 to $8.40	(13.4%) to (12.8%)	7.7%
	2019	1,009	105	9.39 to 9.64	4.6% to 5.3%	0.0%
	2018	906	99	8.98 to 9.15	(28.2%) to (27.7%)	0.0%
	2017	828	66	12.51 to 12.65	7.1% to 7.9%	0.0%
	2016	326	28	11.67 to 11.73	16.7% to 17.3%	0.2%
MainStay VP Conservative Allocation—Initial Class	2020	$16,707	735	$21.64 to $23.77	9.5% to 10.3%	2.1%
	2019	16,327	788	15.27 to 21.56	14.0% to 14.8%	2.7%
	2018	14,616	810	13.30 to 18.77	(7.1%) to (6.5%)	2.5%
	2017	16,481	851	18.66 to 20.07	10.0% to 10.8%	2.0%
	2016	16,599	948	16.96 to 18.11	5.6% to 6.4%	2.6%
MainStay VP Emerging Markets Equity—Initial Class	2020	$42,440	3,383	$12.10 to $12.87	24.8% to 25.7%	3.3%
	2019	36,396	3,639	9.69 to 10.24	19.2% to 20.1%	1.4%
	2018	32,203	3,856	8.13 to 8.53	(21.1%) to (20.5%)	1.4%
	2017	44,162	4,190	10.30 to 10.73	42.1% to 43.1%	1.2%
	2016	31,732	4,297	7.25 to 7.50	5.5% to 6.2%	0.5%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2020	$128,833	4,188	$21.71 to $34.61	(0.7%) to 0.0%	2.8%
	2019	137,501	4,457	21.71 to 34.60	23.3% to 24.2%	3.2%
	2018	120,251	4,827	17.48 to 27.86	(5.9%) to (5.2%)	2.1%
	2017	137,568	5,218	18.44 to 29.40	17.8% to 18.7%	1.3%
	2016	126,618	5,679	15.54 to 24.78	4.2% to 4.9%	1.1%
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2020	$46,029	2,332	$18.81 to $20.02	(1.1%) to (0.4%)	2.6%
	2019	49,157	2,479	19.02 to 20.09	22.4% to 23.3%	2.5%
	2018	41,131	2,554	15.54 to 16.30	0.1% to 0.8%	1.2%
	2017	42,396	2,651	15.52 to 16.17	13.9% to 14.7%	4.1%
	2016	36,712	2,631	13.63 to 14.10	10.7% to 11.4%	3.1%
MainStay VP Floating Rate—Initial Class	2020	$16,350	947	$13.75 to $17.97	1.8% to 2.5%	3.8%
	2019	18,051	1,070	13.42 to 17.53	7.7% to 8.5%	4.9%
	2018	16,826	1,083	12.37 to 16.16	(0.8%) to (0.1%)	4.8%
	2017	16,320	1,044	12.38 to 16.18	3.3% to 4.0%	4.2%
	2016	16,457	1,095	11.90 to 15.55	7.7% to 8.4%	3.9%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Growth Allocation—Initial Class	2020	$92,646	3,391	$25.35 to $27.69	14.2% to 15.0%	2.3%
	2019	83,143	3,503	22.19 to 24.07	23.7% to 24.6%	3.0%
	2018	66,326	3,484	17.94 to 19.32	(13.4%) to (12.8%)	1.5%
	2017	76,504	3,512	20.71 to 22.15	21.8% to 22.7%	1.0%
	2016	60,070	3,383	17.00 to 18.06	6.8% to 7.6%	1.6%
MainStay VP Income Builder—Initial Class	2020	$68,261	1,759	$19.63 to $52.81	7.2% to 8.0%	2.5%
	2019	66,101	1,831	18.18 to 49.25	17.2% to 18.1%	4.8%
	2018	57,813	1,881	15.40 to 42.01	(5.9%) to (5.2%)	2.8%
	2017	65,325	2,001	16.25 to 44.63	11.7% to 12.5%	3.7%
	2016	61,624	2,102	14.44 to 39.94	8.5% to 9.3%	4.3%
MainStay VP Indexed Bond—Initial Class	2020	$—	—	$—	—	—
	2019	1,785	165	10.71 to 10.91	7.5% to 8.3%	0.0%
	2018	973	97	9.96 to 10.08	(1.4%) to (0.7%)	0.0%
	2017	142	14	10.10 to 10.15	1.0% to 1.5%	0.0%
MainStay VP IQ Hedge Multi-Strategy—Initial Class	2020	$10,232	1,148	$8.53 to $8.94	4.6% to 5.4%	2.3%
	2019	9,048	1,070	8.15 to 8.48	7.7% to 8.5%	0.0%
	2018	7,441	955	7.57 to 7.82	(1.7%) to (1.7%)	0.0%
MainStay VP Janus Henderson Balanced—Initial Class	2020	$164,489	7,022	$22.80 to $24.26	13.5% to 14.3%	1.9%
	2019	151,156	7,351	20.08 to 21.22	22.1% to 22.9%	1.8%
	2018	131,764	7,850	16.45 to 17.26	(0.3%) to 0.4%	1.8%
	2017	140,929	8,400	16.50 to 17.19	17.5% to 18.3%	1.8%
	2016	128,135	9,005	14.04 to 14.53	4.0% to 4.7%	1.9%
MainStay VP MacKay Common Stock—Initial Class	2020	$126,918	2,201	$37.10 to $95.38	14.7% to 15.6%	1.6%
	2019	117,910	2,364	32.26 to 83.12	25.3% to 26.2%	1.5%
	2018	99,909	2,504	25.69 to 66.32	(6.5%) to (5.8%)	1.6%
	2017	112,153	2,637	27.43 to 70.94	22.0% to 22.8%	1.4%
	2016	98,677	2,831	22.44 to 58.16	8.4% to 9.1%	1.5%
MainStay VP MacKay Convertible—Initial Class	2020	$77,526	1,370	$27.68 to $71.71	35.1% to 36.0%	0.7%
	2019	60,227	1,441	20.35 to 53.08	21.6% to 22.5%	1.5%
	2018	49,229	1,439	16.62 to 43.65	(3.0%) to (2.3%)	1.6%
	2017	52,401	1,492	17.00 to 44.98	11.2% to 12.0%	1.7%
	2016	47,245	1,503	15.18 to 40.45	11.3% to 12.1%	3.9%
MainStay VP MacKay Government—Initial Class	2020	$16,291	734	$11.99 to $27.16	4.2% to 5.0%	1.5%
	2019	15,121	708	11.42 to 26.06	4.7% to 5.4%	2.0%
	2018	14,977	735	10.83 to 24.89	(0.8%) to (0.1%)	2.6%
	2017	15,601	766	10.84 to 25.08	1.4% to 2.1%	2.7%
	2016	16,556	824	10.61 to 24.74	0.4% to 1.1%	2.3%
MainStay VP MacKay Growth—Initial Class	2020	$263,128	5,353	$27.28 to $69.86	31.4% to 32.3%	0.6%
	2019	214,688	5,788	20.72 to 53.18	29.1% to 30.0%	0.6%
	2018	178,353	6,219	16.02 to 41.19	(4.9%) to (4.2%)	0.6%
	2017	202,459	6,724	16.81 to 43.32	29.5% to 30.4%	0.3%
	2016	167,686	7,220	12.96 to 33.45	(0.3%) to 0.4%	0.2%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2020	$151,430	3,402	$18.37 to $59.23	4.7% to 5.4%	5.8%
	2019	150,597	3,548	17.43 to 56.59	12.4% to 13.2%	5.7%
	2018	136,151	3,609	15.39 to 50.33	(2.2%) to (1.5%)	5.9%
	2017	144,927	3,769	15.62 to 51.44	6.1% to 6.9%	6.0%
	2016	136,181	3,753	14.62 to 48.48	15.4% to 16.2%	5.8%
MainStay VP MacKay International Equity—Initial Class	2020	$59,161	1,534	$29.72 to $46.77	20.0% to 20.8%	0.8%
	2019	52,787	1,646	15.90 to 38.98	23.9% to 24.8%	0.4%
	2018	45,185	1,752	12.74 to 31.45	(12.2%) to (11.6%)	1.2%
	2017	51,003	1,750	14.40 to 35.81	31.7% to 32.6%	0.6%
	2016	40,594	1,841	10.86 to 27.19	(5.6%) to (4.9%)	0.8%
MainStay VP MacKay Mid Cap Core—Initial Class	2020	$105,460	2,026	$46.12 to $55.36	10.5% to 11.3%	1.0%
	2019	105,960	2,262	41.74 to 49.75	22.0% to 22.9%	1.1%
	2018	89,281	2,342	34.21 to 40.49	(12.6%) to (12.0%)	1.0%
	2017	107,400	2,479	39.13 to 45.99	18.3% to 19.1%	1.1%
	2016	97,872	2,689	33.08 to 38.60	10.4% to 11.2%	0.8%
MainStay VP MacKay S&P 500 Index—Initial Class	2020	$502,425	8,687	$10.57 to $111.21	5.7% to 18.2%	1.5%
	2019	435,766	8,852	32.04 to 94.72	30.3% to 31.2%	1.7%
	2018	343,966	9,112	24.53 to 72.67	(5.2%) to (4.5%)	1.4%
	2017	378,353	9,532	25.82 to 76.65	20.6% to 21.5%	1.4%
	2016	317,932	9,601	21.36 to 63.53	10.8% to 11.6%	1.6%
MainStay VP MacKay Small Cap Core—Initial Class	2020	$47,015	3,170	$14.48 to $14.96	9.5% to 10.2%	0.1%
	2019	43,830	3,252	13.23 to 13.58	17.0% to 17.8%	0.2%
	2018	15,101	1,316	11.31 to 11.52	(15.7%) to (15.1%)	0.0%
	2017	18,481	1,365	13.42 to 13.57	13.1% to 13.9%	0.0%
	2016	16,391	1,377	11.86 to 11.91	18.6% to 19.1%	0.3%
MainStay VP MacKay Unconstrained Bond—Initial Class	2020	$22,538	1,613	$13.24 to $14.07	5.4% to 6.1%	2.7%
	2019	21,114	1,604	12.57 to 13.26	6.3% to 7.1%	3.5%
	2018	18,713	1,522	11.82 to 12.38	(1.9%) to (1.2%)	3.4%
	2017	17,394	1,397	12.05 to 12.54	4.1% to 4.8%	3.2%
	2016	13,233	1,113	11.58 to 11.96	6.8% to 7.5%	3.6%
MainStay VP Mellon Natural Resources—Initial Class	2020	$29,021	4,237	$6.53 to $6.95	6.1% to 6.9%	2.7%
	2019	26,707	4,165	6.15 to 6.50	15.8% to 16.6%	0.8%
	2018	23,721	4,308	5.31 to 5.57	(29.1%) to (28.6%)	0.0%
	2017	34,026	4,406	7.49 to 7.81	(1.4%) to (0.7%)	0.0%
	2016	35,725	4,589	7.60 to 7.86	42.3% to 43.3%	0.6%
MainStay VP Moderate Allocation—Initial Class	2020	$48,025	1,931	$18.84 to $25.79	10.8% to 11.6%	2.6%
	2019	45,283	2,030	16.88 to 23.11	17.5% to 18.3%	3.1%
	2018	43,161	2,290	14.27 to 19.54	(9.0%) to (8.4%)	2.3%
	2017	49,419	2,398	15.58 to 21.33	14.2% to 15.0%	1.7%
	2016	43,873	2,440	13.55 to 18.55	5.7% to 6.4%	2.2%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Moderate Growth Allocation—Initial Class	2020	$98,314	3,705	$20.88 to $27.29	12.1% to 12.9%	3.0%
	2019	91,615	3,899	18.49 to 24.16	20.6% to 21.4%	3.2%
	2018	80,133	4,136	15.23 to 19.90	(11.4%) to (10.7%)	1.9%
	2017	90,089	4,144	17.06 to 22.29	17.8% to 18.6%	1.5%
	2016	76,025	4,141	14.38 to 18.79	6.8% to 7.6%	2.1%
MainStay VP PIMCO Real Return—Initial Class	2020	$12,402	1,012	$11.68 to $12.43	11.0% to 11.8%	2.0%
	2019	10,354	944	10.53 to 11.12	8.1% to 8.9%	3.2%
	2018	9,076	900	9.73 to 10.21	(3.2%) to (2.6%)	1.6%
	2017	8,598	829	10.06 to 10.48	2.7% to 3.5%	1.7%
	2016	8,458	844	9.79 to 10.13	4.6% to 5.3%	1.7%
MainStay VP Small Cap Growth—Initial Class	2020	$64,792	2,321	$27.14 to $28.87	39.5% to 40.5%	0.0%
	2019	50,845	2,550	19.45 to 20.55	24.7% to 25.6%	0.0%
	2018	43,373	2,723	15.60 to 16.36	(9.5%) to (8.9%)	0.0%
	2017	50,999	2,907	17.24 to 17.96	22.0% to 22.8%	0.0%
	2016	45,284	3,159	14.13 to 14.62	9.2% to 10.0%	0.0%
MainStay VP T. Rowe Price Equity Income—Initial Class	2020	$68,887	3,131	$21.19 to $22.54	0.3% to 1.0%	3.6%
	2019	73,230	3,353	21.13 to 22.33	25.5% to 26.4%	2.3%
	2018	63,620	3,671	16.84 to 17.67	(10.0%) to (9.4%)	2.0%
	2017	79,799	4,160	18.72 to 19.50	15.4% to 16.2%	2.1%
	2016	74,834	4,521	16.22 to 16.78	18.0% to 18.8%	1.9%
MainStay VP U.S. Government Money Market—Initial Class	2020	$62,922	49,659	$1.04 to $1.51	(0.5%) to 0.2%	0.2%
	2019	36,872	28,736	1.04 to 1.51	1.1% to 1.8%	1.8%
	2018	45,526	36,322	1.02 to 1.50	0.7% to 1.4%	1.4%
	2017	44,892	35,173	1.00 to 1.49	(0.3%) to 0.4%	0.4%
	2016	50,554	39,698	1.00 to 1.49	(0.7%) to 0.0%	0.0%
MainStay VP Winslow Large Cap Growth—Initial Class	2020	$112,987	2,169	$36.20 to $61.79	36.2% to 37.2%	0.0%
	2019	83,741	2,209	26.58 to 45.05	32.7% to 33.6%	0.0%
	2018	63,596	2,236	20.03 to 33.71	2.8% to 3.6%	0.0%
	2017	60,129	2,209	19.48 to 32.55	31.5% to 32.4%	0.0%
	2016	49,851	2,418	14.81 to 24.59	(3.0%) to (2.3%)	0.0%
AB VPS International Value Portfolio—Class A	2020	$—	—	$12.04 to $12.04	2.5% to 2.5%	0.0%
	2019	—	—	11.75 to 11.75	17.1% to 17.1%	3.0%
	2018	—	—	10.03 to 10.03	(22.8%) to (22.8%)	3.8%
	2017	—	—	12.99 to 12.99	25.4% to 25.4%	6.7%
	2016	—	—	10.36 to 10.36	(0.5%) to (0.5%)	0.1%
AB VPS Small/Mid Cap Value Portfolio—Class A	2020	$12,683	489	$23.75 to $26.68	2.6% to 3.4%	1.1%
	2019	11,337	452	23.14 to 25.81	19.3% to 20.1%	0.6%
	2018	9,402	450	19.40 to 21.49	(15.6%) to (15.0%)	0.5%
	2017	11,673	475	22.99 to 25.29	12.4% to 13.1%	0.5%
	2016	10,224	470	20.47 to 22.35	24.2% to 25.1%	0.6%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Alger Capital Appreciation Portfolio—Class I-2	2020	$3,054	30	$44.85 to $106.68	41.8% to 41.8%	0.0%
	2019	2,191	31	31.64 to 75.25	33.6% to 33.6%	0.0%
	2018	1,610	30	23.69 to 56.34	(0.1%) to (0.1%)	0.1%
	2017	1,949	36	23.71 to 56.39	31.1% to 31.1%	0.2%
	2016	1,506	36	18.09 to 43.02	0.5% to 0.5%	0.2%
American Century Investments® VP Inflation Protection Fund—Class II	2020	$356	20	$14.10 to $18.59	9.6% to 9.6%	1.4%
	2019	330	20	12.87 to 16.97	8.9% to 8.9%	2.3%
	2018	306	20	11.82 to 15.58	(2.8%) to (2.8%)	2.9%
	2017	314	20	12.16 to 16.04	3.7% to 3.7%	2.7%
	2016	266	18	11.73 to 15.47	4.4% to 4.4%	1.8%
American Century Investments® VP International Fund—Class II	2020	$3,395	86	$39.58 to $39.58	25.7% to 25.7%	0.4%
	2019	2,761	88	31.50 to 31.50	28.1% to 28.1%	0.8%
	2018	2,534	103	24.58 to 24.58	(15.3%) to (15.3%)	1.1%
	2017	2,987	103	29.02 to 29.02	30.9% to 30.9%	0.7%
	2016	2,099	95	22.16 to 22.16	(5.6%) to (5.6%)	0.9%
American Century Investments® VP Value Fund—Class II	2020	$3,731	89	$42.11 to $42.11	0.8% to 0.8%	2.2%
	2019	3,492	84	41.76 to 41.76	26.9% to 26.9%	1.9%
	2018	3,134	95	32.91 to 32.91	(9.3%) to (9.3%)	1.5%
	2017	3,642	100	36.27 to 36.27	8.6% to 8.6%	1.5%
	2016	3,307	99	33.41 to 33.41	20.3% to 20.3%	1.6%
American Funds IS Asset Allocation Fund—Class 2	2020	$3,602	278	$12.85 to $13.09	11.7% to 12.5%	1.8%
	2019	2,581	223	11.50 to 11.64	20.4% to 21.2%	2.3%
	2018	607	63	9.56 to 9.56	(4.4%) to (4.0%)	3.0%
American Funds IS Blue Chip Income and Growth Fund—Class 2	2020	$6,776	532	$12.51 to $12.79	7.9% to 8.7%	1.9%
	2019	5,263	449	11.59 to 11.77	20.5% to 21.4%	2.1%
	2018	3,000	310	9.62 to 9.69	(9.3%) to (8.7%)	2.9%
	2017	80	8	10.60 to 10.61	6.0% to 6.1%	2.0%
American Funds IS Global Small Capitalization Fund—Class 2	2020	$5,623	310	$17.55 to $18.26	28.8% to 29.7%	0.2%
	2019	3,403	243	13.62 to 14.08	30.6% to 31.5%	0.2%
	2018	1,440	135	10.43 to 10.70	(11.2%) to (10.5%)	0.1%
	2017	951	80	11.74 to 11.96	25.0% to 25.9%	0.4%
	2016	437	46	9.39 to 9.50	1.4% to 2.1%	0.6%
American Funds IS Growth Fund—Class 2	2020	$9,162	455	$19.86 to $20.30	51.0% to 52.1%	0.3%
	2019	3,909	294	13.15 to 13.35	29.9% to 30.8%	0.8%
	2018	1,266	124	10.13 to 10.21	(0.9%) to (0.2%)	0.7%
	2017	54	5	10.23 to 10.23	2.3% to 2.3%	0.2%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
American Funds IS New World Fund®—Class 2	2020	$18,510	1,109	$16.02 to $16.78	22.7% to 23.6%	0.1%
	2019	15,143	1,122	13.05 to 13.58	28.2% to 29.1%	1.0%
	2018	10,693	1,023	10.18 to 10.51	(14.6%) to (14.0%)	0.9%
	2017	8,692	714	11.92 to 12.23	28.5% to 29.4%	1.0%
	2016	5,142	546	9.27 to 9.45	4.5% to 5.3%	0.9%
BlackRock® Global Allocation V.I. Fund—Class I	2020	$21,696	1,632	$13.10 to $13.35	20.2% to 21.0%	1.3%
	2019	18,114	1,647	10.90 to 11.03	17.2% to 18.0%	1.2%
	2018	16,843	1,805	9.32 to 9.35	(7.0%) to (6.5%)	1.0%
BlackRock® High Yield V.I. Fund—Class I	2020	$5,255	379	$13.37 to $14.01	6.5% to 7.3%	5.2%
	2019	4,345	336	12.55 to 13.06	14.5% to 15.3%	5.3%
	2018	2,945	262	10.96 to 11.32	(3.3%) to (2.7%)	5.4%
	2017	2,562	222	11.34 to 11.63	6.6% to 7.3%	5.1%
	2016	1,722	160	10.64 to 10.84	12.2% to 12.9%	5.4%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2020	$60,724	777	$59.73 to $88.47	68.7% to 69.9%	0.2%
	2019	36,399	791	35.40 to 52.06	24.9% to 25.8%	0.0%
	2018	29,623	811	28.33 to 41.38	(1.7%) to (1.0%)	0.0%
	2017	29,004	783	28.81 to 41.79	41.6% to 42.6%	0.0%
	2016	19,708	759	20.34 to 29.30	4.0% to 4.7%	0.0%
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	2020	$3,484	92	$37.78 to $37.78	19.9% to 19.9%	0.6%
	2019	2,963	94	31.51 to 31.51	21.8% to 21.8%	0.0%
	2018	2,515	97	25.88 to 25.88	(19.1%) to (19.1%)	0.0%
	2017	3,168	99	31.98 to 31.98	24.7% to 24.7%	0.0%
	2016	2,794	109	25.65 to 25.65	17.1% to 17.1%	0.0%
ClearBridge Variable Appreciation Portfolio—Class I	2020	$2,635	161	$15.98 to $16.39	14.0% to 14.8%	1.2%
	2019	1,807	127	14.02 to 14.28	29.0% to 29.9%	0.0%
	2018	798	73	10.87 to 11.00	(2.4%) to (1.7%)	0.0%
	2017	463	41	11.14 to 11.19	11.4% to 11.9%	0.0%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	2020	$852	107	$7.72 to $8.03	(2.0%) to (1.3%)	21.0%
	2019	699	86	7.88 to 8.14	7.0% to 7.8%	1.2%
	2018	602	80	7.36 to 7.55	(14.4%) to (13.8%)	0.1%
	2017	714	82	8.59 to 8.76	1.1% to 1.8%	6.2%
	2016	457	53	8.50 to 8.60	12.0% to 12.8%	0.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	2020	$3,282	248	$12.79 to $13.31	6.7% to 7.4%	3.6%
	2019	2,429	197	11.99 to 12.39	11.6% to 12.4%	5.0%
	2018	1,342	123	10.74 to 11.02	(7.7%) to (7.0%)	4.5%
	2017	928	79	11.64 to 11.86	11.1% to 11.9%	4.5%
	2016	495	47	10.48 to 10.60	10.6% to 11.3%	2.7%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Columbia Variable Portfolio—Small Cap Value Fund— Class 2	2020	$27	1	$21.25 to $21.25	8.6% to 8.6%	0.3%
	2019	21	1	19.57 to 19.57	21.0% to 21.0%	0.3%
	2018	16	1	16.18 to 16.18	(18.2%) to (18.2%)	0.1%
	2017	31	2	19.77 to 19.77	14.0% to 14.0%	0.3%
	2016	26	1	17.34 to 17.34	32.7% to 32.7%	0.4%
Delaware VIP® Diversified Income Series—Standard Class	2020	$72	5	$15.34 to $15.34	11.0% to 11.0%	2.7%
	2019	63	5	13.81 to 13.81	10.4% to 10.4%	3.7%
	2018	56	4	12.51 to 12.51	(2.1%) to (2.1%)	3.1%
	2017	53	4	12.78 to 12.78	5.2% to 5.2%	2.7%
	2016	51	4	12.14 to 12.14	3.5% to 3.5%	3.4%
Delaware VIP® Emerging Markets Series—Standard Class	2020	$7,772	402	$16.71 to $19.59	24.2% to 25.1%	0.8%
	2019	5,261	340	13.36 to 15.66	21.8% to 22.6%	0.7%
	2018	4,385	348	10.89 to 12.77	(16.4%) to (15.8%)	3.4%
	2017	4,529	303	12.94 to 15.17	39.6% to 40.6%	0.5%
	2016	2,426	227	9.20 to 10.79	13.1% to 13.9%	1.0%
Delaware VIP® International Series—Standard Class	2020	$2	—	$10.18 to $10.18	1.8% to 1.8%	0.0%
Delaware VIP® International Value Equity Series—Standard Class	2020	$—	—	$—	—	—
	2019	2	—	13.13 to 13.13	19.3% to 19.3%	2.2%
	2018	1	—	11.00 to 11.00	(17.6%) to (17.6%)	2.9%
	2017	2	—	13.36 to 13.36	22.5% to 22.5%	1.5%
	2016	1	—	10.90 to 10.90	4.2% to 4.2%	2.8%
Delaware VIP® Small Cap Value Series—Standard Class	2020	$11,927	565	$20.15 to $21.81	(2.6%) to (1.9%)	1.4%
	2019	12,446	578	20.68 to 22.24	27.2% to 28.1%	1.0%
	2018	9,143	543	16.25 to 17.35	(17.3%) to (16.7%)	0.8%
	2017	9,433	467	19.65 to 20.84	11.3% to 12.0%	0.8%
	2016	6,928	384	17.66 to 18.60	30.5% to 31.4%	0.9%
Delaware VIP® Value Series—Standard Class	2020	$99	4	$27.86 to $27.86	0.4% to 0.4%	2.1%
	2019	98	4	27.74 to 27.74	20.0% to 20.0%	1.7%
	2018	81	3	23.13 to 23.13	(2.7%) to (2.7%)	1.6%
	2017	79	3	23.77 to 23.77	13.8% to 13.8%	1.7%
	2016	66	3	20.89 to 20.89	14.6% to 14.6%	1.9%
DFA VA Global Bond Portfolio	2020	$125	10	$11.96 to $11.96	1.5% to 1.5%	0.1%
	2019	12	1	11.79 to 11.79	4.2% to 4.2%	1.4%
	2018	13	1	11.32 to 11.32	1.7% to 1.7%	3.4%
	2017	28	3	11.12 to 11.12	2.1% to 2.1%	1.8%
	2016	41	4	10.89 to 10.89	1.7% to 1.7%	1.1%
DFA VA International Small Portfolio	2020	$135	7	$20.00 to $20.00	9.4% to 9.4%	3.3%
	2019	53	3	18.27 to 18.27	23.9% to 23.9%	2.9%
	2018	41	3	14.75 to 14.75	(19.8%) to (19.8%)	1.5%
	2017	60	3	18.38 to 18.38	29.9% to 29.9%	2.5%
	2016	41	3	14.15 to 14.15	6.2% to 6.2%	2.2%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
DFA VA International Value Portfolio	2020	$190	13	$14.79 to $14.79	(1.8%) to (1.8%)	4.2%
	2019	71	5	15.06 to 15.06	15.9% to 15.9%	3.6%
	2018	60	5	13.00 to 13.00	(17.1%) to (17.1%)	2.5%
	2017	83	5	15.68 to 15.68	25.8% to 25.8%	2.9%
	2016	61	5	12.46 to 12.46	9.1% to 9.1%	3.5%
DFA VA Short-Term Fixed Portfolio	2020	$274	25	$10.78 to $10.78	0.6% to 0.6%	1.7%
	2019	48	4	10.72 to 10.72	2.5% to 2.5%	2.3%
	2018	45	4	10.45 to 10.45	1.8% to 1.8%	1.4%
	2017	58	6	10.27 to 10.27	0.8% to 0.8%	1.1%
	2016	56	5	10.19 to 10.19	0.8% to 0.8%	0.7%
DFA VA U.S. Large Value Portfolio	2020	$364	15	$24.96 to $24.96	(1.4%) to (1.4%)	2.7%
	2019	225	9	25.31 to 25.31	25.8% to 25.8%	2.2%
	2018	173	9	20.12 to 20.12	(12.1%) to (12.1%)	2.2%
	2017	198	9	22.89 to 22.89	19.1% to 19.1%	2.1%
	2016	124	6	19.23 to 19.23	18.9% to 18.9%	2.0%
DFA VA U.S. Targeted Value Portfolio	2020	$203	9	$23.16 to $23.16	4.0% to 4.0%	2.4%
	2019	93	4	22.27 to 22.27	22.6% to 22.6%	1.5%
	2018	74	4	18.17 to 18.17	(15.9%) to (15.9%)	0.9%
	2017	166	8	21.60 to 21.60	9.8% to 9.8%	1.4%
	2016	95	5	19.68 to 19.68	27.5% to 27.5%	1.1%
DWS Alternative Asset Allocation VIP—Class A	2020	$6,783	567	$11.62 to $12.01	5.0% to 5.7%	2.6%
	2019	5,215	461	11.07 to 11.36	13.9% to 14.7%	3.3%
	2018	2,751	279	9.72 to 9.90	(9.8%) to (9.1%)	1.9%
	2017	1,941	178	10.78 to 10.90	6.7% to 7.4%	1.6%
	2016	535	53	10.10 to 10.15	1.0% to 1.5%	0.0%
DWS Small Cap Index VIP—Class A	2020	$1,391	104	$12.87 to $26.95	18.6% to 19.4%	1.1%
	2019	1,109	99	10.85 to 22.57	24.3% to 25.2%	1.5%
	2018	305	33	8.72 to 18.02	(12.8%) to (11.2%)	0.2%
	2017	32	2	20.30 to 20.30	14.3% to 14.3%	0.9%
	2016	24	1	17.76 to 17.76	21.0% to 21.0%	1.2%
DWS Small Mid Cap Value VIP—Class A	2020	$5,418	258	$19.75 to $21.57	(1.5%) to (0.8%)	1.4%
	2019	5,357	253	20.05 to 21.74	20.7% to 21.5%	0.7%
	2018	4,340	248	16.61 to 17.89	(16.6%) to (16.0%)	1.4%
	2017	4,844	231	19.92 to 21.31	9.8% to 10.5%	0.7%
	2016	4,641	244	18.15 to 19.28	16.1% to 16.9%	0.6%
Fidelity® VIP Bond Index Portfolio—Initial Class	2020	$4,109	411	$10.00 to $10.00	(0.0%) to 0.0%	0.9%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2020	$333,527	4,701	$33.54 to $96.94	29.7% to 30.6%	0.2%
	2019	275,095	5,052	25.69 to 74.76	30.7% to 31.6%	0.5%
	2018	222,602	5,353	19.52 to 57.22	(7.0%) to (6.4%)	0.7%
	2017	249,604	5,586	20.85 to 61.55	21.0% to 21.9%	1.0%
	2016	217,122	5,896	17.11 to 50.86	7.3% to 8.0%	0.8%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Emerging Markets Portfolio—Initial Class	2020	$2,530	179	$13.90 to $14.16	30.4% to 31.3%	0.9%
	2019	1,240	115	10.66 to 10.79	28.6% to 29.5%	2.2%
	2018	361	43	8.29 to 8.33	(17.1%) to (16.7%)	1.3%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2020	$89,602	2,295	$24.74 to $48.55	6.0% to 6.7%	1.9%
	2019	82,784	2,246	23.19 to 45.82	26.6% to 27.4%	2.0%
	2018	66,278	2,275	18.20 to 36.21	(8.9%) to (8.3%)	2.3%
	2017	74,910	2,345	19.84 to 39.76	12.1% to 12.9%	1.7%
	2016	74,483	2,630	17.58 to 35.47	17.2% to 18.0%	2.2%
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	2020	$2,455	138	$17.36 to $18.32	14.3% to 15.1%	1.4%
	2019	2,604	168	15.19 to 15.92	19.3% to 20.1%	2.1%
	2018	2,029	157	12.74 to 13.25	(6.5%) to (5.9%)	1.5%
	2017	2,288	166	13.63 to 14.08	15.8% to 16.6%	1.8%
	2016	1,539	130	11.77 to 12.07	5.4% to 6.1%	1.8%
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	2020	$6,697	334	$19.31 to $20.38	16.1% to 16.9%	1.3%
	2019	5,056	294	16.64 to 17.43	23.6% to 24.4%	2.4%
	2018	2,521	182	13.46 to 14.01	(8.4%) to (7.8%)	1.5%
	2017	2,309	154	14.70 to 15.19	20.1% to 21.0%	1.6%
	2016	1,410	113	12.24 to 12.56	5.9% to 6.6%	2.2%
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	2020	$5,823	269	$20.74 to $21.88	18.4% to 19.3%	1.0%
	2019	4,290	237	17.51 to 18.34	27.6% to 28.5%	1.9%
	2018	2,994	212	13.72 to 14.27	(10.5%) to (9.9%)	1.2%
	2017	2,860	182	15.33 to 15.84	22.7% to 23.6%	1.5%
	2016	1,611	126	12.49 to 12.81	6.1% to 6.8%	1.5%
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	2020	$32,774	765	$41.40 to $43.38	67.5% to 68.7%	0.0%
	2019	16,763	658	24.72 to 25.72	39.9% to 40.8%	0.2%
	2018	6,398	354	17.68 to 18.26	11.7% to 12.5%	0.1%
	2017	3,432	213	15.83 to 16.24	33.6% to 34.5%	0.3%
	2016	2,120	177	11.85 to 12.07	(0.4%) to 0.3%	0.3%
Fidelity® VIP Growth Portfolio—Initial Class	2020	$11,658	210	$55.55 to $55.55	43.9% to 43.9%	0.1%
	2019	8,701	225	38.60 to 38.60	34.3% to 34.3%	0.3%
	2018	7,198	250	28.74 to 28.74	(0.2%) to (0.2%)	0.2%
	2017	7,334	255	28.79 to 28.79	35.1% to 35.1%	0.2%
	2016	5,582	262	21.31 to 21.31	0.8% to 0.8%	0.0%
Fidelity® VIP Health Care Portfolio—Initial Class	2020	$5,930	399	$14.76 to $14.93	20.7% to 21.6%	0.9%
	2019	729	59	12.23 to 12.28	22.3% to 22.8%	0.0%
Fidelity® VIP Index 500 Portfolio—Initial Class	2020	$31,508	687	$34.33 to $45.98	18.2% to 18.2%	1.8%
	2019	27,086	699	29.03 to 38.88	31.4% to 31.4%	2.0%
	2018	21,733	736	22.10 to 29.60	(4.5%) to (4.5%)	1.9%
	2017	22,210	719	23.14 to 31.00	21.7% to 21.7%	1.8%
	2016	16,534	650	19.01 to 25.47	11.9% to 11.9%	1.5%
Fidelity ® VIP International Index Portfolio—Initial Class	2020	$4,139	391	$10.58 to $10.59	5.8% to 5.9%	1.4%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2020	$2,554	114	$15.36 to $22.96	9.4% to 9.4%	2.5%
	2019	1,245	63	14.04 to 20.99	9.7% to 9.7%	2.7%
	2018	1,194	66	12.80 to 19.14	(0.5%) to (0.5%)	2.5%
	2017	1,199	66	12.87 to 19.24	4.2% to 4.2%	2.4%
	2016	1,094	62	12.35 to 18.47	4.7% to 4.7%	2.4%
Fidelity® VIP Mid Cap Portfolio—Initial Class	2020	$17,725	683	$20.68 to $67.22	17.4% to 18.2%	0.7%
	2019	14,304	643	17.62 to 56.88	22.6% to 23.4%	0.9%
	2018	12,962	656	14.37 to 46.07	(15.1%) to (14.5%)	0.7%
	2017	14,154	594	16.93 to 53.91	20.0% to 20.8%	0.7%
	2016	10,970	518	14.12 to 44.63	11.5% to 12.2%	0.5%
Fidelity® VIP Overseas Portfolio—Initial Class	2020	$7,688	234	$18.62 to $32.92	15.6% to 15.6%	0.5%
	2019	6,771	238	16.11 to 28.47	27.8% to 27.8%	1.7%
	2018	5,926	266	12.61 to 22.29	(14.8%) to (14.8%)	1.6%
	2017	7,034	269	14.80 to 26.16	30.3% to 30.3%	1.4%
	2016	5,680	283	11.36 to 20.08	(5.1%) to (5.1%)	1.4%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series I Shares	2020	$264	17	$15.42 to $15.49	54.2% to 54.9%	0.4%
Invesco V.I. American Value Fund—Series I Shares	2020	$—	—	$—	—	—
	2019	4,022	206	18.75 to 20.65	24.2% to 25.0%	0.7%
	2018	3,052	195	15.11 to 16.52	(13.3%) to (12.6%)	0.5%
	2017	3,466	193	17.42 to 18.91	9.2% to 10.0%	0.8%
	2016	3,024	185	15.95 to 17.19	14.7% to 15.5%	0.4%
Invesco V.I. Global Real Estate Fund—Series I Shares	2020	$32	2	$15.99 to $15.99	(12.3%) to (12.3%)	5.2%
	2019	34	2	18.23 to 18.23	23.0% to 23.0%	3.0%
	2018	25	2	14.82 to 14.82	(6.2%) to (6.2%)	3.9%
	2017	24	2	15.79 to 15.79	13.0% to 13.0%	3.2%
	2016	29	2	13.97 to 13.97	2.0% to 2.0%	1.6%
Invesco V.I. International Growth Fund—Series I Shares	2020	$22,636	1,245	$16.40 to $18.90	13.2% to 14.0%	2.4%
	2019	22,480	1,411	14.49 to 16.58	27.7% to 28.6%	1.6%
	2018	18,540	1,497	11.35 to 12.90	(15.6%) to (15.0%)	2.1%
	2017	19,845	1,364	13.44 to 15.17	22.1% to 23.0%	1.5%
	2016	14,658	1,241	11.01 to 12.33	(1.1%) to (0.5%)	1.5%
Janus Henderson Enterprise Portfolio—Institutional Shares	2020	$13,691	708	$16.12 to $83.01	18.6% to 19.5%	0.1%
	2019	10,082	606	13.58 to 69.48	34.5% to 35.5%	0.2%
	2018	3,879	265	10.10 to 51.28	(1.1%) to (0.4%)	0.2%
	2017	1,589	35	10.21 to 51.49	2.1% to 27.4%	0.2%
	2016	1,099	27	18.86 to 40.41	12.4% to 12.4%	0.2%
Janus Henderson Forty Portfolio—Institutional Shares	2020	$23	1	$46.18 to $46.18	39.4% to 39.4%	0.3%
	2019	16	—	33.13 to 33.13	37.2% to 37.2%	0.2%
	2018	16	1	24.15 to 24.15	2.0% to 2.0%	0.0%
	2017	17	1	23.68 to 23.68	30.3% to 30.3%	0.0%
	2016	15	1	18.17 to 18.17	2.2% to 2.2%	0.0%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Janus Henderson Global Research Portfolio—Institutional Shares	2020	$114,820	3,509	$25.43 to $45.10	19.2% to 20.1%	0.7%
	2019	102,782	3,764	21.29 to 37.83	28.1% to 29.0%	1.0%
	2018	85,831	4,035	16.58 to 29.52	(7.5%) to (6.9%)	1.1%
	2017	98,312	4,293	17.89 to 31.92	26.1% to 27.0%	0.8%
	2016	83,865	4,640	14.16 to 25.31	1.4% to 2.1%	1.1%
Legg Mason/QS Aggressive Model Portfolio—Class I	2020	$2,089	161	$12.95 to $13.01	29.5% to 30.1%	1.8%
Legg Mason/QS Conservative Model Portfolio—Class I	2020	$998	90	$10.99 to $11.04	9.9% to 10.4%	2.7%
Legg Mason/QS Moderate Model Portfolio—Class I	2020	$2,129	179	$11.83 to $11.89	18.3% to 18.9%	2.0%
Legg Mason/QS Moderately Aggressive Model Portfolio—Class I	2020	$3,056	246	$12.38 to $12.44	23.8% to 24.4%	1.9%
Legg Mason/QS Moderately Conservative Model Portfolio—Class I	2020	$992	86	$11.50 to $11.55	15.0% to 15.5%	2.0%
LVIP Baron Growth Opportunities Fund—Service Class	2020	$39	1	$38.29 to $38.29	34.1% to 34.1%	0.0%
	2019	20	1	28.55 to 28.55	36.4% to 36.4%	0.0%
	2018	15	1	20.94 to 20.94	(3.9%) to (3.9%)	0.0%
	2017	16	1	21.79 to 21.79	27.2% to 27.2%	0.0%
	2016	13	1	17.13 to 17.13	5.6% to 5.6%	0.5%
LVIP SSgA International Index Fund—Standard Class	2020	$—	—	$—	—	—
	2019	2,477	238	10.34 to 10.46	20.7% to 21.6%	3.9%
	2018	802	94	8.56 to 8.60	(14.4%) to (14.0%)	9.0%
LVIP SSgA Mid-Cap Index Fund—Standard Class	2020	$1,132	89	$12.48 to $12.72	12.4% to 13.2%	1.2%
	2019	1,980	176	11.11 to 11.24	24.9% to 25.8%	2.1%
	2018	217	24	8.89 to 8.89	(11.1%) to (10.7%)	2.7%
MFS® International Intrinsic Value Portfolio—Initial Class	2020	$19,008	725	$25.09 to $28.13	19.7% to 20.5%	1.0%
	2019	17,861	819	20.96 to 23.34	25.1% to 25.9%	1.9%
	2018	15,192	877	16.76 to 18.53	(10.1%) to (9.5%)	1.1%
	2017	14,042	733	18.65 to 20.47	26.3% to 27.1%	1.5%
	2016	8,726	578	14.77 to 16.10	3.3% to 4.1%	1.4%
MFS® Investors Trust Series—Initial Class	2020	$12,996	623	$19.94 to $43.92	13.1% to 13.9%	0.6%
	2019	10,529	574	17.63 to 38.57	30.7% to 31.6%	0.7%
	2018	6,940	498	13.49 to 29.31	(6.2%) to (5.5%)	0.7%
	2017	5,717	384	14.38 to 31.01	22.5% to 23.3%	0.8%
	2016	3,168	260	11.74 to 25.14	7.8% to 8.6%	0.9%
MFS® Mid Cap Value Portfolio—Initial Class	2020	$7,042	512	$10.50 to $13.78	5.0% to 37.8%	0.8%
MFS® New Discovery Series—Initial Class	2020	$15,662	351	$35.54 to $72.92	44.9% to 45.9%	0.0%
	2019	11,788	386	24.53 to 49.98	40.7% to 41.7%	0.0%
	2018	7,507	343	17.43 to 35.27	(2.2%) to (1.5%)	0.0%
	2017	6,668	286	17.82 to 35.80	25.8% to 26.7%	0.0%
	2016	4,840	256	14.17 to 28.27	8.3% to 9.1%	0.0%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MFS® Research Series—Initial Class	2020	$4,872	163	$28.49 to $41.13	15.8% to 16.6%	0.7%
	2019	3,943	153	24.61 to 35.28	32.0% to 32.9%	0.8%
	2018	2,243	116	18.64 to 26.54	(5.0%) to (4.4%)	0.7%
	2017	1,772	87	19.63 to 27.75	22.5% to 23.4%	1.3%
	2016	1,392	84	16.02 to 22.49	8.0% to 8.7%	0.9%
MFS® Total Return Bond Series—Initial Class	2020	$46	3	$15.43 to $15.43	8.5% to 8.5%	4.0%
	2019	65	5	14.23 to 14.23	10.2% to 10.2%	4.4%
	2018	24	2	12.91 to 12.91	(1.1%) to (1.1%)	3.3%
	2017	23	2	13.05 to 13.05	4.5% to 4.5%	3.5%
	2016	19	1	12.49 to 12.49	4.2% to 4.2%	0.0%
MFS® Value Series—Initial Class	2020	$16	1	$26.63 to $26.63	3.5% to 3.5%	1.6%
	2019	14	1	25.74 to 25.74	29.8% to 29.8%	2.2%
	2018	9	—	19.83 to 19.83	(10.1%) to (10.1%)	1.6%
	2017	9	—	22.05 to 22.05	17.7% to 17.7%	2.0%
	2016	6	—	18.74 to 18.74	14.1% to 14.1%	2.3%
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	2020	$425	14	$30.95 to $30.95	5.5% to 5.5%	4.5%
	2019	408	14	29.32 to 29.32	14.3% to 14.3%	5.3%
	2018	415	16	25.66 to 25.66	(6.9%) to (6.9%)	6.0%
	2017	504	18	27.58 to 27.58	9.7% to 9.7%	5.3%
	2016	518	21	25.14 to 25.14	10.6% to 10.6%	5.4%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	2020	$20,065	1,238	$14.25 to $37.91	(17.4%) to (16.9%)	2.9%
	2019	23,746	1,217	17.26 to 45.59	18.1% to 18.9%	1.9%
	2018	20,633	1,259	14.62 to 38.33	(8.4%) to (7.7%)	2.8%
	2017	24,019	1,353	15.95 to 41.54	2.4% to 3.1%	1.5%
	2016	21,537	1,241	15.58 to 40.29	6.1% to 6.8%	1.3%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2020	$21,542	650	$30.03 to $69.20	39.0% to 40.0%	0.0%
	2019	15,137	639	21.60 to 49.43	31.8% to 32.7%	0.0%
	2018	12,082	679	16.39 to 37.24	(7.1%) to (6.4%)	0.0%
	2017	13,237	693	17.63 to 39.79	24.4% to 25.3%	0.0%
	2016	7,975	513	14.17 to 31.76	3.7% to 4.4%	0.0%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	2020	$183	9	$19.53 to $19.53	10.1% to 10.1%	2.4%
	2019	138	8	17.73 to 17.73	6.1% to 6.1%	2.5%
	2018	147	9	16.71 to 16.71	(4.2%) to (4.2%)	6.5%
	2017	163	9	17.44 to 17.44	8.6% to 8.6%	1.9%
	2016	185	12	16.06 to 16.06	4.0% to 4.0%	1.6%
PIMCO VIT Income Portfolio—Institutional Class	2020	$708	63	$11.21 to $11.24	12.1% to 12.4%	2.3%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	2020	$10,315	756	$13.12 to $13.74	5.0% to 5.7%	5.8%
	2019	9,096	705	12.49 to 13.00	6.4% to 7.2%	1.9%
	2018	7,474	620	11.74 to 12.13	1.6% to 2.3%	1.5%
	2017	6,486	550	11.56 to 11.86	2.2% to 2.9%	5.5%
	2016	4,826	421	11.31 to 11.52	5.9% to 6.6%	1.7%
PIMCO VIT Low Duration Portfolio—Administrative Class	2020	$623	44	$14.23 to $14.23	3.0% to 3.0%	1.2%
	2019	618	45	13.81 to 13.81	4.0% to 4.0%	2.8%
	2018	605	46	13.28 to 13.28	0.3% to 0.3%	1.9%
	2017	651	49	13.23 to 13.23	1.3% to 1.3%	1.3%
	2016	599	46	13.06 to 13.06	1.4% to 1.4%	1.5%
PIMCO VIT Low Duration Portfolio—Institutional Class	2020	$3,080	281	$10.69 to $11.05	2.4% to 3.1%	1.2%
	2019	1,536	144	10.44 to 10.71	3.5% to 4.2%	2.9%
	2018	1,439	141	10.09 to 10.28	(0.2%) to 0.5%	2.1%
	2017	1,072	105	10.11 to 10.23	0.8% to 1.5%	1.4%
	2016	659	66	10.03 to 10.08	0.3% to 0.8%	0.9%
PIMCO VIT Total Return Portfolio—Administrative Class	2020	$1,868	91	$14.78 to $21.33	8.6% to 8.6%	2.1%
	2019	1,722	91	13.60 to 19.63	8.4% to 8.4%	3.0%
	2018	1,609	92	12.55 to 18.12	(0.5%) to (0.5%)	2.5%
	2017	1,462	83	12.62 to 18.21	4.9% to 4.9%	2.0%
	2016	1,721	102	12.03 to 17.36	2.7% to 2.7%	2.1%
PIMCO VIT Total Return Portfolio—Institutional Class	2020	$18,046	1,396	$12.50 to $13.10	8.1% to 8.8%	2.2%
	2019	12,934	1,087	11.57 to 12.04	7.8% to 8.5%	3.1%
	2018	9,258	842	10.74 to 11.09	(1.1%) to (0.4%)	2.7%
	2017	7,760	702	10.85 to 11.14	4.3% to 5.1%	2.1%
	2016	4,858	461	10.40 to 10.60	2.1% to 2.8%	2.2%
T. Rowe Price Blue Chip Growth Portfolio	2020	$136	3	$46.55 to $46.55	34.3% to 34.3%	0.0%
	2019	103	3	34.66 to 34.66	29.9% to 29.9%	0.0%
	2018	77	3	26.69 to 26.69	1.9% to 1.9%	0.0%
	2017	73	3	26.19 to 26.19	36.2% to 36.2%	0.0%
	2016	56	3	19.23 to 19.23	0.8% to 0.8%	0.0%
T. Rowe Price International Stock Portfolio	2020	$36	2	$18.72 to $18.72	14.4% to 14.4%	0.6%
	2019	30	2	16.36 to 16.36	27.8% to 27.8%	2.5%
	2018	24	2	12.80 to 12.80	(14.2%) to (14.2%)	1.4%
	2017	26	2	14.92 to 14.92	27.9% to 27.9%	1.1%
	2016	20	2	11.67 to 11.67	2.1% to 2.1%	1.1%
T. Rowe Price Limited-Term Bond Portfolio	2020	$235	16	$11.93 to $16.07	4.7% to 4.7%	2.0%
	2019	222	16	11.39 to 15.34	4.4% to 4.4%	2.5%
	2018	352	25	10.92 to 14.70	1.2% to 1.2%	2.0%
	2017	386	27	10.79 to 14.53	1.1% to 1.1%	1.5%
	2016	381	27	10.68 to 14.38	1.4% to 1.4%	1.4%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
T. Rowe Price New America Growth Portfolio	2020	$12	—	$46.26 to $46.26	44.4% to 44.4%	0.0%
	2019	9	—	32.04 to 32.04	34.9% to 34.9%	0.4%
	2018	6	—	23.74 to 23.74	1.2% to 1.2%	0.2%
	2017	6	—	23.47 to 23.47	34.4% to 34.4%	0.1%
	2016	6	—	17.46 to 17.46	1.3% to 1.3%	0.1%
The Merger Fund VL	2020	$39	3	$13.66 to $13.66	7.4% to 7.4%	0.0%
	2019	34	3	12.72 to 12.72	6.2% to 6.2%	0.7%
	2018	33	3	11.98 to 11.98	7.1% to 7.1%	0.7%
	2017	31	3	11.19 to 11.19	2.6% to 2.6%	0.0%
	2016	35	3	10.91 to 10.91	2.4% to 2.4%	0.8%
Victory VIF Diversified Stock Fund—Class A Shares	2020	$—	—	$—	—	—
	2019	4	—	21.64 to 21.64	28.4% to 28.4%	0.5%
	2018	3	—	16.85 to 16.85	(13.3%) to (13.3%)	0.4%
	2017	3	—	19.44 to 19.44	26.5% to 26.5%	0.7%
	2016	3	—	15.37 to 15.37	3.9% to 3.9%	1.0%

Not all investment divisions are available under all policies.
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of net assets are .05% - 1.00%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
________________

1     Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
2    These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Universal Life Separate Account-I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP Balanced—Initial Class (1)	American Funds IS Growth Fund—Class 2 (1)	Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series I Shares (2)
MainStay VP Bond—Initial Class (1)	American Funds IS New World Fund®—Class 2 (1)	Invesco V.I. American Value Fund—Series I Shares (1)
MainStay VP CBRE Global Infrastructure—Initial Class (1)	BlackRock ® Global Allocation V.I. Fund—Class I (1)	Invesco V.I. Global Real Estate Fund—Series I Shares (1)
MainStay VP Conservative Allocation—Initial Class (1)	BlackRock ® High Yield V.I. Fund—Class I (1)	Invesco V.I. International Growth Fund—Series I Shares (1)
MainStay VP Emerging Markets Equity—Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	Janus Henderson Enterprise Portfolio—Institutional Shares (1)
MainStay VP Epoch U.S. Equity Yield—Initial Class (1)	BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares (1)	Janus Henderson Forty Portfolio—Institutional Shares (1)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class (1)	ClearBridge Variable Appreciation Portfolio—Class I (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)
MainStay VP Floating Rate—Initial Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund—Class 1 (1)	Legg Mason/QS Aggressive Model Portfolio—Class I (2)
MainStay VP Growth Allocation—Initial Class (1)	Columbia Variable Portfolio—Emerging Markets Bond Fund— Class 1 (1)	Legg Mason/QS Conservative Model Portfolio—Class I (2)
MainStay VP Income Builder—Initial Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)	Legg Mason/QS Moderate Model Portfolio—Class I (2)
MainStay VP Indexed Bond—Initial Class (1)	Delaware VIP® Diversified Income Series—Standard Class (1)	Legg Mason/QS Moderately Aggressive Model Portfolio—Class I (2)
MainStay VP IQ Hedge Multi- Strategy—Initial Class (1)	Delaware VIP® Emerging Markets Series—Standard Class (1)	Legg Mason/QS Moderately Conservative Model Portfolio— Class I (2)
MainStay VP Janus Henderson Balanced—Initial Class (1)	Delaware VIP® International Series—Standard Class (4)	LVIP Baron Growth Opportunities Fund—Service Class (1)
MainStay VP MacKay Common Stock—Initial Class (1)	Delaware VIP® International Value Equity Series—Standard Class (1)	LVIP SSgA International Index Fund—Standard Class (1)
MainStay VP MacKay Convertible—Initial Class (1)	Delaware VIP® Small Cap Value Series—Standard Class (1)	LVIP SSgA Mid-Cap Index Fund—Standard Class (1)
MainStay VP MacKay Government—Initial Class (1)	Delaware VIP® Value Series—Standard Class (1)	MFS® International Intrinsic Value Portfolio—Initial Class (1)
MainStay VP MacKay Growth—Initial Class (1)	DFA VA Global Bond Portfolio (1)	MFS® Investors Trust Series—Initial Class (1)
MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	DFA VA International Small Portfolio (1)	MFS® Mid Cap Value Portfolio—Initial Class (2)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP MacKay International Equity—Initial Class (1)	DFA VA International Value Portfolio (1)	MFS® New Discovery Series—Initial Class (1)
MainStay VP MacKay Mid Cap Core—Initial Class (1)	DFA VA Short-Term Fixed Portfolio (1)	MFS® Research Series—Initial Class (1)
MainStay VP MacKay S&P 500 Index—Initial Class (1)	DFA VA U.S. Large Value Portfolio (1)	MFS® Total Return Bond Series—Initial Class (1)
MainStay VP MacKay Small Cap Core—Initial Class (1)	DFA VA U.S. Targeted Value Portfolio (1)	MFS® Value Series—Initial Class (1)
MainStay VP MacKay Unconstrained Bond—Initial Class (1)	DWS Alternative Asset Allocation VIP—Class A (1)	Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I (1)
MainStay VP Mellon Natural Resources—Initial Class (1)	DWS Small Cap Index VIP—Class A (1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class I (1)
MainStay VP Moderate Allocation—Initial Class (1)	DWS Small Mid Cap Value VIP— Class A (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I (1)
MainStay VP Moderate Growth Allocation—Initial Class (1)	Fidelity® VIP Bond Index Portfolio—Initial Class (3)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class (1)
MainStay VP PIMCO Real Return—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class (1)	PIMCO VIT Income Portfolio—Institutional Class (2)
MainStay VP Small Cap Growth—Initial Class (1)	Fidelity® VIP Emerging Markets Portfolio—Initial Class (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class (1)
MainStay VP T. Rowe Price Equity Income—Initial Class (1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class (1)	PIMCO VIT Low Duration Portfolio—Administrative Class (1)
MainStay VP U.S. Government Money Market—Initial Class (1)	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class (1)	PIMCO VIT Low Duration Portfolio—Institutional Class (1)
MainStay VP Winslow Large Cap Growth—Initial Class (1)	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class (1)	PIMCO VIT Total Return Portfolio—Administrative Class (1)
AB VPS International Value Portfolio—Class A (1)	Fidelity ® VIP Freedom 2040 PortfolioSM—Initial Class (1)	PIMCO VIT Total Return Portfolio—Institutional Class (1)
AB VPS Small/Mid Cap Value Portfolio—Class A (1)	Fidelity ® VIP Growth Opportunities Portfolio—Initial Class (1)	T. Rowe Price Blue Chip Growth Portfolio (1)
Alger Capital Appreciation Portfolio—Class I-2 (1)	Fidelity ® VIP Growth Portfolio—Initial Class (1)	T. Rowe Price International Stock Portfolio (1)
American Century Investments® VP Inflation Protection Fund—Class II (1)	Fidelity ® VIP Health Care Portfolio—Initial Class (5)	T. Rowe Price Limited-Term Bond Portfolio (1)
American Century Investments® VP International Fund—Class II (1)	Fidelity ® VIP Index 500 Portfolio—Initial Class (1)	T. Rowe Price New America Growth Portfolio (1)
American Century Investments® VP Value Fund—Class II (1)	Fidelity ® VIP International Index Portfolio—Initial Class (3)	The Merger Fund VL (1)
American Funds IS Asset Allocation Fund—Class 2 (1)	Fidelity ® VIP Investment Grade Bond Portfolio—Initial Class (1)	Victory VIF Diversified Stock Fund—Class A Shares (1)
American Funds IS Blue Chip Income and Growth Fund—Class 2 (1)	Fidelity ® VIP Mid Cap Portfolio—Initial Class (1)
American Funds IS Global Small Capitalization Fund—Class 2 (1)	Fidelity® VIP Overseas Portfolio—Initial Class (1)

Report of Independent Registered Public Accounting Firm (Continued)

(1) Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019
(2) Statement of operations and statement of changes in net assets for the period May 1, 2020 (commencement of operations) through December 31, 2020
(3) Statement of operations and statement of changes in net assets for the period November 23, 2020 (commencement of operations) through December 31, 2020
(4) Statement of operations and statement of changes in net assets for the period December 11, 2020 (commencement of operations) through December 31, 2020
(5) Statement of operations for the year ended December 31, 2020, and statement of changes in net assets for the year ended December 31, 2020 and the period May 1, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 7, 2021

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Universal Life Separate Account-I since at least 1994. We have not been able to determine the specific year we began serving as auditor.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of
New York Life Insurance Company)

FINANCIAL STATEMENTS
AND SUPPLEMENTAL SCHEDULES
(STATUTORY BASIS)

December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2020 and 2019, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware State Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017
T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department described in Note 2.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The “Supplemental Schedule of Selected Financial Data”, “Summary Investment Schedule”, “Investment Risk Interrogatories” and “Supplemental Schedule of Reinsurance Disclosures” (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

New York, New York

March 11, 2021

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2020	2019
	(in millions)
Assets
Bonds	$89,887	$88,631
Common and preferred stocks	1,294	1,657
Mortgage loans	14,955	14,697
Policy loans	890	909
Other invested assets	2,460	1,623
Cash, cash equivalents and short-term investments	2,799	1,436
Derivatives	515	365
Total cash and invested assets	112,800	109,318
Investment income due and accrued	731	741
Interest in annuity contracts	9,537	9,084
Other assets	496	447
Separate accounts assets	50,961	45,147
Total assets	$174,525	$164,737
Liabilities, capital and surplus
Liabilities:
Policy reserves	$99,955	$97,138
Deposit funds	1,524	1,467
Policy claims	326	259
Separate accounts transfers due and accrued	(1,037)	(982)
Obligations under structured settlement agreements	9,537	9,084
Amounts payable under security lending agreements	675	676
Other liabilities	1,404	934
Interest maintenance reserve	130	99
Asset valuation reserve	1,603	1,561
Separate accounts liabilities	50,960	45,146
Total liabilities	165,077	155,382
Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	3,928
Unassigned surplus	4,965	5,402
Total capital and surplus	9,448	9,355
Total liabilities, capital and surplus	$174,525	$164,737

See accompanying notes to financial statements.
3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Income
Premiums	$12,657	$13,344	$12,301
Net investment income	4,140	4,300	4,075
Other income	977	969	920
Total income	17,774	18,613	17,296
Benefits and expenses
Benefit payments:
Death benefits	929	745	676
Annuity benefits	3,247	3,145	3,003
Surrender benefits	8,126	8,494	8,044
Other benefits	115	91	80
Total benefit payments	12,417	12,475	11,803
Additions to policy reserves	2,803	3,075	7,626
Net transfers to (from) separate accounts	710	698	(210)
Adjustment in funds withheld	—	—	(3,886)
Operating expenses	1,382	1,487	1,474
Total benefits and expenses	17,312	17,735	16,807
Gain from operations before federal and foreign income taxes	462	878	489
Federal and foreign income taxes	102	227	214
Net gain from operations	360	651	275
Net realized capital losses, after taxes and transfers to interest maintenance reserve	(177)	(20)	(8)
Net income	$183	$631	$267

See accompanying notes to financial statements.
4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Capital and surplus, beginning of year	$9,355	$8,586	$9,187
Net income	183	631	267
Change in net unrealized capital gains on investments	206	386	(73)
Change in nonadmitted assets	2	(93)	(160)
Change in asset valuation reserve	(43)	(348)	(24)
Change in reserve valuation basis	(16)	—	—
Change in net deferred income tax	162	109	153
Dividends to Parent	(932)	—	(600)
Prior period corrections	—	89	(169)
Additional paid in surplus	530	—	—
Other adjustments, net	1	(5)	5
Capital and surplus, end of year	$9,448	$9,355	$8,586

See accompanying notes to financial statements.
5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Cash flows from operating activities:
Premiums received	$12,665	$13,351	$12,279
Net investment income received	3,849	4,374	3,783
Other	974	954	910
Total received	17,488	18,679	16,972
Benefits and other payments	12,281	12,418	11,644
Net transfers to (from) separate accounts	764	766	(293)
Operating expenses	1,298	1,725	1,396
Federal income taxes	65	136	269
Total paid	14,408	15,045	13,016
Net cash from operating activities	3,080	3,634	3,956
Cash flows used in investing activities:
Proceeds from investments sold	5,035	2,329	2,888
Proceeds from investments matured or repaid	9,733	12,174	10,107
Cost of investments acquired	(15,553)	(18,668)	(16,388)
Net change in policy loans	17	(17)	(29)
Net cash used in investing activities	(768)	(4,182)	(3,422)
Cash flows (used in) from financing and miscellaneous activities:
Dividends to Parent	(932)	—	(600)
Other miscellaneous uses	(17)	93	(254)
Net cash (used in) from financing and miscellaneous activities	(949)	93	(854)
Net increase (decrease) in cash, cash equivalents and short-term investments	1,363	(455)	(320)
Cash, cash equivalents and short-term investments, beginning of year	1,436	1,891	2,211
Cash, cash equivalents and short-term investments, end of year	$2,799	$1,436	$1,891

See accompanying notes to financial statements.
6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Contribution from New York Life	$530	$—	$—
Exchange/conversion of bonds to bonds	$471	$498	$563
Capitalized interest on bonds	$125	$132	$136
Depreciation/amortization on fixed assets	$77	$81	$73
Transfer of bond investment to other invested assets	$72	$—	$17
Transfer of mortgage loans to other invested assets	$40	$—	$—
Exchange of bonds to stocks	$19	$7	$2
Bonds to be announced commitments - purchased/sold	$10	$133	$—
Other	$13	$15	$35
See accompanying notes to financial statements.
7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
December 31, 2020, 2019 and 2018

NOTE 1 - NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2 - BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“DSID” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The DSID recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Corrections

In 2018, the Company determined it understated reserves for a fixed deferred annuity product with guaranteed income benefits dating back to 2014. Management evaluated the adjustment and concluded while the Company's reserves in prior periods were understated, the understatement of reserves was not material to any previously reported annual financial statements. The Company recorded a prior period correction to reduce surplus by $169 million after-tax in 2018, reflecting the cumulative impact for the years 2017 and prior. During 2019, the Company continued to evaluate its reserves for the fixed deferred annuity product with guaranteed income benefits dating back to 2014. As a result of the further evaluation, the Company reduced its reserves and recorded a prior period correction to increase surplus by $64 million after-tax in 2019.
In 2019, the Company determined it had understated its federal income tax benefits related to income on certain investments in tax exempt municipal bonds. As a result, the Company recorded a prior period correction increasing surplus by $25 million in 2019, reflecting the impact for the years 2014-2018.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.
Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for bonds.
For U.S. SAP, certain SVO approved Exchange Traded Funds ("ETFs") and mutual funds (“SVO-Identified Investments”) are eligible for classification as bonds as identified in the NAIC’s SVO Purposes and Procedure Manual. SVO-Identified bond ETFs are stated at fair value and reported as bonds.

The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for common stocks.

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment's amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the interest maintenance reserve ("IMR") if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (1) has the intent to sell the security or (2) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment ("OTTI"), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.
The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee..

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful life, or the remaining estimated life of the real estate.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.
The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.
Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and other income for hedges of liabilities. Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.
The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly, alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Asset Valuation Reserve ("AVR") and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment, at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.
Loaned Securities and Repurchase Agreements
The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.
Premiums and Related Expenses
Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.
Net Investment Income
Income from investments, including amortization of premium, accrual of discount and similar items, is recorded within net investment income, unless otherwise stated herein.
13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Policy Reserves
Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for discussion of reserves in excess of minimum NAIC requirements.
Federal Income Taxes
Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance, if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company is a member of an affiliated group, which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. This tax allocation agreement provides that the Company computes its share of the consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in the New York Life's consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was signed into law, making significant changes to the U.S. Internal Revenue Code ("IRC").
On February 8, 2018, the NAIC issued Interpretation 18-01 ("INT 18-01") to address the reporting and updating of estimates that companies are required to reflect as various accounting adjustments in their financial statements as a result of the TCJA. This guidance provides that, although some accounting computations may be considered complete, other accounting computations or assessments may be considered incomplete when the financial statements are filed. As such, for those items which are incomplete but for which a reasonable estimate can be made, those amounts should be recorded as provisional in the financial statements not to extend beyond one year of the TCJA enactment date of December 22, 2017. See Note 16 - Income Taxes for additional information on the TCJA and the INT 18-01 provisional amounts.
Separate Accounts
The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.
14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.
Other Assets and Liabilities
Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.
Nonadmitted Assets
Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the DSID to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.
Fair Value of Financial Instruments and Insurance Liabilities
Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.
Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.
Foreign Currency Transactions
For foreign currency items, income and expenses are translated at the average exchange rate for the period, while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The novel coronavirus (“COVID-19”) pandemic continues to spread in the United States and throughout the world, and has created and may continue to create extreme stress and disruption in the global economy and financial markets, as well as elevated mortality and morbidity experience for the global population. The ultimate extent of the impact will depend on numerous factors, all of which are highly uncertain and cannot be predicted. These factors include the length and severity of the outbreak, including the impact of new variants of the virus and the efficacy of vaccines and therapeutic treatments in combating the virus, the effectiveness of responses to the pandemic taken by governments and private sector businesses, and the impacts on New York Life’s customers, employees and vendors. The Company continues to monitor the economic environment and other potential impacts relating to the COVID-19 pandemic as it relates to the risks described below on its insurance liabilities, investment portfolio and business operations.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company's insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity and certain variable universal life products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company relies on technology systems and solutions to conduct business and to retain, store, protect, and manage confidential information. The failure of the Company’s technology systems and solutions, or those of a vendor, for any reason has the potential to disrupt its operations, result in the loss of customer business, damage the Company’s reputation, and expose the Company to litigation and regulatory action, all of which could adversely impact its profitability.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which provides relief from certain requirements under U.S. GAAP. Section 4013 of the CARES Act gives entities temporary relief from the accounting and disclosure requirements for TDRs under U.S. GAAP (ASC 310-40) in certain situations. On April 7, 2020, a group of banking agencies issued an interagency statement, which was reaffirmed by the Financial Accounting Standards Board that also offered some practical expedients for evaluating whether loan modifications that occur in response to the coronavirus disease 2019 (“COVID-19”) pandemic are TDRs. In response to these events, the NAIC adopted a number of accounting Interpretations in 2020 to provide similar relief under statutory accounting, INTs 20-03 and 20-07 allowed insurers to make minor, short-term modifications to mortgage loans and debt securities upon request from borrowers experiencing financial difficulty due to COVID-19, without having to evaluate whether such modifications fall within the TDR accounting guidance and potentially have to impair such investments. The Company has granted a number of short-term, minor modifications in its mortgage loan portfolio that allow borrowers not to make contractual payments of principal and interest for up to six months with the repayment taking place either at the end of the 6-month deferral period, throughout the life of the investment or at time of maturity. These modifications did not have a material impact on surplus or net income.

In 2020, the Company adopted Principles Based Reserving ("PBR"). Under PBR for individual life products, reserves are the higher of: a) the reserve using prescribed assumptions or b) the reserve computed using a single prescribed economic scenario or c) the reserve based on a wide range of future economic conditions. Under PBR for variable annuity products ("VM-21"), reserves are the higher of: a) the reserve based on a wide range of future economic conditions computed using prescribed experience factors and b) the reserve based on a wide range of future economic conditions computed using justified company experience factors. For individual life products, the new standards are mandatory for policies issued on or after January 1, 2020 and therefore, there was no impact to surplus on adoption. For variable annuity products, PBR is mandatory for old and new business as of January 1, 2020 and companies are allowed to elect a phase-in period of three years to report the change in reserve valuation basis as described in SSAP No. 51R Life Contracts. This change in valuation basis, which impacts variable annuity reserves written from 1981 to 2019 is permitted under the revisions to New York State Insurance Regulation 213 (11 NYCRR 103), in addition to the Commissioners Annuity Reserve Valuation Method (CARVM) adopted in VM-21. Since the impact of adopting PBR did not materially increase statutory reserves, the Company recorded the full impact in surplus in 2020 and did not elect the phase-in method.

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2022. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company's contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform is not expected to significantly impact the Company's financial condition or results of operations.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS (continued)
In 2019, the NAIC adopted revisions to the required disclosures under SSAP 100R “Fair Value.” The revisions adopt with modification new fair value disclosure changes under U.S. GAAP. The new requirements eliminate some previously required disclosures and provide clarification on disclosures for investments where the net asset value ("NAV") as a practical expedient to fair value is used for investments in funds that meet certain criteria. The updated disclosures have been reflected in Note 9 - Fair Value Measurements.

In 2019, the NAIC adopted revisions to SSAP 86 “Derivatives.” The revisions incorporate the hedge effectiveness documentation provisions reflected under U.S. GAAP. The revisions, among others, allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met and allow companies more time to perform the initial quantitative hedge effectiveness assessment. The adoption of this guidance did not have an impact on the Company.

In 2018, the NAIC adopted revisions to the disclosure requirements under SSAP 51R “Life Contracts,” SSAP 52 “Deposit-Type Contracts” and SSAP 61 “Life, Deposit-type and Accident and Health Reinsurance.” The adopted revisions require new disclosures on liquidity for life products and variable annuity products. The new disclosures, which are required in 2019, have been included in Note 12 - Insurance Liabilities.
Future Adoption of New Accounting Pronouncement
In 2020, the NAIC adopted revisions to SSAP 32 “Preferred Stock.” The revisions include definitions, measurement and impairment guidance. The revisions require perpetual preferred stock and mandatory convertible preferred stock to be reported at fair value, not to exceed any current effective call price, among other changes. The Company adopted this guidance on January 1, 2021, which increased statutory surplus by $14 million.

NOTE 6 - INVESTMENTS

Bonds
The carrying value and estimated fair value of bonds by maturity at December 31, 2020 and 2019 were as follows (in millions):

	2020		2019
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$4,974	$5,094	$5,067	$5,144
Due after one year through five years	31,849	33,772	27,360	28,263
Due after five years through ten years(1)	27,348	30,310	31,810	33,388
Due after ten years	25,716	30,246	24,394	27,017
Total	$89,887	$99,422	$88,631	$93,812
(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and an affiliated bond issued by NYL Investment Management Holdings LLC ("NYL Investments"). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities ("ABS") are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $88 million and $44 million at December 31, 2020 and 2019, respectively, and cash equivalents with a carrying value of $2,863 million and $1,528 million at December 31, 2020 and 2019, respectively are due in one year or less. Carrying value approximates fair value for these investments.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
At December 31, 2020 and 2019, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2020
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,927	$595	$3	$7,519
All other governments	237	34	—	271
U.S. special revenue and special assessment	15,558	2,391	2	17,947
Industrial and miscellaneous unaffiliated	64,335	6,537	179	70,693
Parent, subsidiaries, and affiliates	2,830	163	1	2,992
Total	$89,887	$9,720	$185	$99,422

	2019
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,336	$343	$23	$5,656
All other governments	272	26	—	298
U.S. special revenue and special assessment	16,064	1,509	21	17,553
Industrial and miscellaneous unaffiliated	64,808	3,441	95	68,155
Parent, subsidiaries, and affiliates	2,151	—	—	2,150
Total	$88,631	$5,319	$139	$93,812

Common and Preferred Stocks

The carrying value of and change in unrealized gains (losses) generated by common and preferred stocks at December 31, 2020 and 2019 were as follows (in millions):

	2020		2019
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,287	$83	$1,644	$239
Preferred stocks	7	—	13	—
Total	$1,294	$83	$1,657	$239

Mortgage Loans
The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2020 were 6.8% and 2.5% and funded during 2019 were 6.4% and 3.0%, respectively. For 2020, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 92.4% (average percentage was 54.5% and 53.4% at December 31, 2020 and 2019, respectively). For 2020, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 53.4% and 50.4% at December 31, 2020 and 2019, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company's commercial mortgage loans were held in a form of participations with the carrying value of $14,863 million and $14,598 million at December 31, 2020 and 2019, respectively. These loans were originated or acquired by New York Life. Refer to Note 11- Related Party Transactions for more details.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
At December 31, 2020 and 2019, the distribution of the mortgage loan portfolio by property type and geographic location were as follows ($ in millions):

	2020		2019
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,605	30.8%	$4,729	32.2%
Office buildings	4,293	28.7	4,101	27.9
Retail facilities	2,929	19.6	3,277	22.3
Industrial	2,837	19.0	2,329	15.8
Hotels	274	1.8	239	1.6
Residential	10	0.1	16	0.2
Other	7	—	6	—
Total	$14,955	100.0%	$14,697	100.0%

	2020		2019
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$3,761	25.1%	$3,754	25.5%
Pacific	3,445	23.0	3,255	22.1
South Atlantic	3,362	22.5	3,273	22.3
Middle Atlantic	3,270	21.9	3,249	22.1
New England	1,099	7.3	1,148	7.8
Other	18	0.2	18	0.2
Total	$14,955	100.0%	$14,697	100.0%

At December 31, 2020 and 2019, $73 million of mortgage loans and $1 million, respectively, were past due 90 days and over.

The Company maintains a watchlist of commercial loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing the loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans. The guideline for analyzing residential loans occurs once a loan is 60 or more days delinquent. At that point, an appraisal or broker’s price opinion of the underlying asset is obtained.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is generally updated every three years, unless a more current appraisal is warranted and commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service generally every 3 years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different cycle to address additional risks that resulted from the economic shutdown as a result of COVID-19. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2020 and 2019, LTVs on the Company’s mortgage loans were as follows (in millions):

	2020
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$70	$—	$—	$—	$—	$70
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	88	65	15	—	—	—	—	168
71% to 80%	383	133	513	41	—	—	—	1,070
Below 70%	4,134	4,095	2,331	2,796	274	10	7	13,647
Total	$4,605	$4,293	$2,929	$2,837	$274	$10	$7	$14,955

	2019
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$128	$—	$—	$—	$—	$128
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	—	—	—	—	—	—	—
71% to 80%	516	123	26	—	—	—	—	665
Below 70%	4,213	3,978	3,123	2,329	239	16	6	13,904
Total	$4,729	$4,101	$3,277	$2,329	$239	$16	$6	$14,697

At December 31, 2020 and 2019, impaired mortgage loans were as follows (in millions):

	2020
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$1	$—	$—
Commercial	—	—	70	115	3	—
Total	$—	$—	$71	$116	$3	$—

	2019
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$2	$—	$—
Commercial	128	(17)	—	5	—	—
Total	$128	$(17)	$1	$7	$—	$—
21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Other Invested Assets
The carrying value of other invested assets at December 31, 2020 and 2019 consisted of the following (in millions):

	2020	2019
Investment in MCF	$1,251	$676
Limited partnerships and limited liability companies	784	665
Other investments	265	128
Real estate investment property(1)	97	101
LIHTC investments	41	53
Loan to affiliate	22	—
Total other invested assets	$2,460	$1,623
(1) Includes $1 million of real estate that was held for sale which consisted of residential properties acquired through foreclosure in 2019.

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2020, 2019 and 2018 consisted of the following (in millions):

	2020		2019		2018
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$65	$(26)	$99	$46	$77	$29
Limited partnerships and limited liability companies	22	11	16	40	4	—
Other investments	8	—	6	—	6	—
Real estate investment property	14	—	9	—	4	—
LIHTC investments	(12)	—	(14)	—	(16)	—
Total other invested assets	$97	$(15)	$116	$86	$75	$29
(1) Includes unrealized foreign exchange gains (losses) of $3 million, ($4) million, and less than $1 million in 2020, 2019, and 2018, respectively.

In 2020, the Company received a capital contribution from New York Life as an additional equity investment in MCF. As a result of this contribution, the Company increased its ownership of MCF. Investment in MCF consists of the Company's equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position. Refer to Note 11 - Related Party Transactions for more details on other transactions held with MCF.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, wind energy investments, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position.

Other investments consist primarily of investments in surplus notes, preferred units of limited partnership, and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 2 year to 9 years. During 2020, 2019 and 2018, the Company recorded amortization on these investments under the proportional amortized cost method of $12 million, $14 million and $16 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $15 million, $18 million, and $26 million for 2020, 2019 and 2018, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 3 years to 14 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.
Assets on Deposit or Pledged as Collateral
At December 31, 2020 and 2019, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2020
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	252	220	32	—	252	0.1	0.1
Subject to dollar repurchase agreements	1	1	—	—	1	0.0	0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	20	20	—	—	20	0.0	0.0
FHLB capital stock	22	28	(6)	—	22	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Total restricted assets	$974	$948	$26	$—	$974	0.6%	0.6%
23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2019
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	220	220	—	—	220	0.1	0.1
Subject to dollar repurchase agreements	1	—	1		1	0.0	0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank ("FHLB") capital stock	20	19	1	—	20	0.0	0.0
FHLB capital stock	28	28	—	—	28	0.0	0.0
On deposit with states	4	3	1	—	4	0.0	0.0
Total restricted assets	$948	$945	$3	$—	$948	0.6%	0.6%

Loaned Securities and Repurchase Agreements
The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2020, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2020 was $594 million, with a fair value of $659 million. At December 31, 2019, the carrying value was $625 million, with a fair value of $659 million. The reinvested collateral is reported in bonds, Cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $693 million and $691 million at December 31, 2020 and 2019, respectively.

At December 31, 2020, the carrying value and fair value of securities held under agreements to purchase and resell was $252 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of four days and a weighted average yield of 0.1%. At December 31, 2019, the carrying value and fair value of securities held under agreements to purchase and resell was $220 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 1.5%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2020 and 2019, the Company was a party to dollar repurchase agreements in the general account for $1 million and $1 million, respectively. At December 31, 2020 and 2019, the Company was not a party to any dollar repurchase agreements in the separate accounts.
24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Collateral Received
At December 31, 2020 and 2019, assets received as collateral are reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral were as follows ($ in millions):

	2020
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	304	304	0.2	0.2
Cash received on repurchase transactions	1	1	—	—
Total	$980	$980	0.8%	0.8%

	2019
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	337	337	0.3	0.3
Cash received on repurchase transactions	1	1	—	—
Total	$1,013	$1,013	0.8%	0.8%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

	2020		2019
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.6%	$675	0.6%
Other liabilities (derivatives)	288	0.3	331	0.3
Separate accounts liabilities (derivatives)	16	—	6	—
Borrowed money (repurchase agreements)	1	—	1	—
Total	$980	0.9%	$1,013	0.9%
25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Composition of Collateral Received
The following table presents the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2020 and 2019 (in millions):

	2020
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less(1)	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$5	$—	$—	$—	$—	$5
U.S. government corporation & agencies	2	1	—	—	—	3
Foreign governments	1	—	—	—	—	1
U.S. corporate	555	—	—	—	—	555
Foreign corporate	112	—	—	—	—	112
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$1	$—	$—	$—	$676
(1) Represents dollar repurchase agreements in the general account

	2019
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$30	$—	$—	$—	$—	$30
U.S. government corporation & agencies	14	1	—	—	—	15
Foreign governments	1	—	—	—	—	1
U.S. corporate	555	—	—	—	—	555
Foreign corporate	75	—	—	—	—	75
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$1	$—	$—	$—	$676

At December 31, 2020 and 2019, there were no separate account securities cash collateral received under securities lending agreements.

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Reinvestment of Collateral Received
The following tables present the term and aggregate fair value at December 31, 2020 and 2019 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2020		2019
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	400	400	416	416
31 to 60 days	117	117	65	65
61 to 90 days	64	64	22	22
91 to 120 days	10	10	5	5
121 to 180 days	46	46	33	33
181 to 365 days	10	10	26	26
1 to 2 years	20	20	107	107
2 to 3 years	26	26	15	15
Greater than 3 years	—	—	3	3
Total collateral reinvested	$693	$693	$692	$692

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.
Reverse Repurchase Agreement Transactions
The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party repurchase agreements at December 31, 2020 and 2019 (in millions):

	2020		2019
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$338	$—	$—	$—
2 Days to 1 Week	$—	$252	$228	$220
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2020 and 2019, the Company did not have any defaulted reverse repurchase agreements.
27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2020 and 2019 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2020	$270	$252
Third Quarter 2020	$218	$210
Second Quarter 2020	$331	$216
First Quarter 2020	$338	$338

Fourth Quarter 2019	$228	$220
Third Quarter 2019	$195	$178
Second Quarter 2019	$183	$182
First Quarter 2019	$224	$178

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreements by remaining contractual maturity for four quarters of 2020 and 2019 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2020	$—	$—	$—	$275
Third Quarter 2020	$—	$—	$—	$222
Second Quarter 2020	$—	$—	$—	$338
First Quarter 2020	$—	$—	$—	$345

Fourth Quarter 2019	$—	$—	$—	$233
Third Quarter 2019	$—	$—	$—	$198
Second Quarter 2019	$—	$—	$—	$187
First Quarter 2019	$—	$—	$—	$228

Ending Balance
Fourth Quarter 2020	$—	$—	$—	$257
Third Quarter 2020	$—	$—	$—	$214
Second Quarter 2020	$—	$—	$—	$221
First Quarter 2020	$—	$—	$—	$345

Fourth Quarter 2019	$—	$—	$—	$224
Third Quarter 2019	$—	$—	$—	$182
Second Quarter 2019	$—	$—	$—	$186
First Quarter 2019	$—	$—	$—	$181

At December 31, 2020, and 2019, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Insurer Self-Certified Securities
The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities" ($ in millions):

General Account	2020			2019
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds - amortized cost	3	$—	$—	4	$3	$4
Loan-backed and structured securities - amortized cost	9	35	36	6	5	6
Preferred stock - amortized cost	—	—	—	1	—	—
Total	12	$35	$36	11	$8	$10

The Company did not have any 5GI securities in its separate accounts at December 31, 2020 and 2019.
Wash Sales
In the course of the Company’s investment management activities, securities may be sold and purchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, of securities sold during the years ended December 31, 2020 and 2019, and reacquired within 30 days of the sale date are as follows ($ in millions):

2020
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		39	1	1	—
		39	$1	$1	$—
29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

2019
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		93	3	4	—
		93	$3	$4	$—

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity, and currency risk. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate futures, interest rate, total return and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require daily posting of initial and variation margin. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes ("CSAs") negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In addition, certain
30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
of the Company’s contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions thereunder. Cash collateral is invested in short-term investments The aggregate fair value of all OTC-bilateral derivative instruments with credit-risk-related contingent features that are in a net liability position at December 31, 2020 and 2019 was $41 million and $3 million, respectively, for which the Company has posted collateral with a fair value of $32 million and $2 million, respectively. If the credit contingent features had been triggered at December 31, 2020, the Company estimates that it would have to post $10 million for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2020 and 2019, the Company held collateral for derivatives of $201 million and $391 million, respectively, including $28 million and $68 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $1 million and $0 million at December 31, 2020 and 2019, respectively.
Interest Rate Risk Management
The Company enters into various types of interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company's fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.
Bond forwards and total return swaps are paired with investment grade bonds in replication transactions to replicate the return and price risk of long-dated fixed income securities.
Currency Risk Management
The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.
31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
Equity Risk Management
The Company purchases equity put options to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, including replications, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2020 and 2019 (in millions):

	2020
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$302	$11	$21	$13	$18
Interest rate swaps	Interest	12	4	—	—	—
Subtotal cash flow hedges		314	15	21	13	18
Replications:
Bond forwards	Interest	2,335	41	72	—	—
Subtotal replications		2,335	41	72	—	—
Total derivatives qualifying and designated		2,649	56	93	13	18
Derivatives not designated:
Foreign currency forwards	Currency	293	—	13	—	13
Foreign currency swaps	Currency	3,457	224	89	224	89
Futures	Interest	40	—	—	—	—
Equity options	Equity	290	11	—	11	—
Interest rate options	Interest	38,002	18	—	18	—
Interest rate swaps	Interest	2,876	249	1	248	1
Total return swaps	Equity	656	1	74	1	74
Total derivatives not designated		45,614	503	177	502	177
Total derivatives		$48,263	$559	$270	$515	$195
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.
32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2019
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$14	$2	$—	$2	$—
Interest rate swaps	Interest	12	4	—	—	—
Subtotal cash flow hedges		26	6	—	2	—
Replications:
Bond forwards	Interest	5	—	1	—	—
Total return swaps	Interest	5	—	—	—	—
Subtotal replications		10	—	1	—	—
Total derivatives qualifying and designated		36	6	1	2	—
Derivatives not designated:
Foreign currency forwards	Currency	335	2	3	2	3
Foreign currency swaps	Currency	3,673	280	30	280	30
Futures	Interest	35	—	—	—	—
Equity options	Equity	290	9	—	9	—
Interest rate options	Interest	42,972	1	—	1	—
Interest rate swaps	Interest	2,480	71	2	71	2
Total derivatives not designated		49,785	363	35	363	35
Total derivatives		$49,821	$369	$36	$365	$35
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.
Cash Flow Hedges
The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following as qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2020, 2019 and 2018 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2020	2019	2018	2020	2019	2018	2020	2019	2018
Foreign currency swaps	$(12)	$(12)	$5	$—	$10	$—	$2	$1	$1
Interest rate swaps	—	—	—	—	—	—	1	—	—
Total	$(12)	$(12)	$5	$—	$10	$—	$3	$1	$1
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.
Derivatives Replications
The following table presents the effects of derivatives in replication relationships for the years end December 31, 2020, 2019 and 2018 (in millions):

	Gain or (Loss) Recognized in Surplus[1]			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2020	2019	2018	2020	2019	2018	2020	2019	2018
Bond forwards	$—	$—	$—	$—	$—	$—	$17	$—	$—
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.
Derivatives Not Designated
The following table summarizes the surplus and net income impact on derivative instruments not designated for hedge accounting for the years ended December 31, 2020, 2019 and 2018 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2020	2019	2018	2020	2019	2018	2020	2019	2018
Equity options	$5	$(5)	$9	$—	$(4)	$—	$(4)	$(7)	$(7)
Foreign currency forwards	(12)	(4)	3	(6)	14	9	—	—	—
Foreign currency swaps	(109)	(16)	187	13	36	3	47	46	35
Futures	—	(1)	—	—	1	(1)	—	—	—
Interest rate options	14	(10)	(2)	(1)	—	—	(20)	(21)	(13)
Interest rate swaps	178	103	(39)	(29)	—	(27)	18	8	10
Total return swap	(73)	—	—	—	—	—	—	—	—
Total	$3	$67	$158	$(23)	$47	$(16)	$41	$26	$25
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS
Separate Accounts Activity
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including variable universal life (“VUL”) insurance products guaranteed, VUL insurance products non-guaranteed, variable annuity (“VA”) products non-guaranteed, universal life (“UL”) insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

The separate accounts are subject to Section 2932 of the Delaware Insurance Code and the regulations there under. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

The assets legally and not legally insulated from the general account at December 31, 2020 and 2019 are attributed to the following products/transactions (in millions):

	2020		2019
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$34,151	$35	$29,735	$33
VUL insurance products non-guaranteed	10,343	5	9,188	1
UL insurance products guaranteed	6,187	38	5,955	13
VUL insurance products guaranteed	196	6	216	6
Total	$50,877	$84	$45,094	$53
(1) Separate accounts assets classified as not legally insulated support $35 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $25 million of derivatives, $18 million of payable of securities, $5 million of other liabilities and $1 million of surplus.
(2) Separate accounts assets classified as not legally insulated support $37 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $13 million of derivatives, $2 million of other liabilities, and $1 million of surplus.
Guaranteed Separate Accounts
The Company maintains four guaranteed separate accounts for universal life insurance policies and one guaranteed separate accounts for a private placement variable universal life policy, with assets of $6,427 million and $6,190 million at December 31, 2020 and 2019, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.
Non-Guaranteed Separate Accounts
The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $44,534 million and $38,957 million at December 31, 2020 and 2019, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.
35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)
Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2020	$57
2019	$54
2018	$54
2017	$51
2016	$49

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2020	$5
2019	$3
2018	$7
2017	$7
2016	$9

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company for the years ended December 31, 2020 and 2019 was as follows (in millions):

	2020
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$167	$—	$2,313	$2,480
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$43,491	$43,491
Amortized cost	5,872	503	—	6,375
Total reserves	$5,872	$503	$43,491	$49,866
By withdrawal characteristics:
With fair value adjustment	$5,872	$503	$—	$6,375
At fair value	—	—	43,491	43,491
Total reserves	$5,872	$503	$43,491	$49,866

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)

	2019
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$1	$—	$3,108	$3,109
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$37,978	$37,978
Amortized cost	5,672	493	—	6,165
Total reserves	$5,672	$493	$37,978	$44,143
By withdrawal characteristics:
With fair value adjustment	5,672	493	$—	$6,165
At fair value	—	—	$37,978	$37,978
Total reserves	$5,672	$493	$37,978	$44,143

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2020	2019	2018
Transfers to separate accounts	$2,481	$3,110	$1,918
Transfers from separate accounts	(1,771)	(2,412)	(2,128)
Net transfers to (from) separate accounts	$710	$698	$(210)

NOTE 9 - FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, "Fair Value Measurements". Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1

Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2

Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Level 3

Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value
The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process.
In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables present the estimated fair value and carrying amounts of the Company’s financial instruments at December 31, 2020 and 2019 (in millions):

	2020
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$99,422	$89,887	$22	$96,115	$3,285	$—
Preferred stocks	21	7	—	—	21	—
Common stocks(1)	1,286	1,286	1,138	5	55	88
Mortgage loans	15,783	14,955	—	—	15,783	—
Cash, cash equivalents and short-term investments	2,799	2,799	270	2,529	—	—
Derivatives	559	515	—	559	—	—
Derivatives collateral	38	38	—	38	—	—
Other invested assets(1)	339	281	—	124	215	—
Investment income due and accrued	731	731	—	731	—	—
Separate accounts assets	51,556	50,961	44,276	5,905	1,079	296
Total assets	$172,534	$161,460	$45,706	$106,006	$20,438	$384
Liabilities:
Deposit fund contracts:
Annuities certain	$1,126	$1,084	$—	$—	$1,126	$—
Derivatives	270	195	—	270	—	—
Derivatives collateral	288	288	—	288	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Separate accounts liabilities - derivatives	26	25	—	25	1	—
Total liabilities	$2,385	$2,267	$—	$1,258	$1,127	$—
(1)Excludes investments accounted for under the equity method.
39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2019
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$93,812	$88,631	$83	$90,712	$3,017	$—
Preferred stocks	28	13	—	1	27	—
Common stocks(1)	1,644	1,644	1,521	—	40	83
Mortgage loans	15,249	14,697	—	—	15,249	—
Cash, cash equivalents and short-term investments	1,436	1,436	94	1,342	—	—
Derivatives	369	365	—	368	1	—
Derivatives collateral	2	2	—	2	—	—
Other invested assets(1)	208	173	—	103	105	—
Investment income due and accrued	741	741	—	741	—	—
Separate accounts assets	45,477	45,147	38,670	5,534	978	295
Total assets	$158,966	$152,849	$40,368	$98,803	$19,417	$378
Liabilities:
Annuities certain	$1,104	$1,073	$—	$—	$1,104	$—
Derivatives	36	35	—	36	—	—
Derivatives collateral	331	331	—	331	—	—
Amounts payable under securities lending agreements	676	676	—	676	—	—
Separate accounts liabilities - derivatives	17	13	—	14	3	—
Total liabilities	$2,164	$2,128	$—	$1,057	$1,107	$—
(1)Excludes investments accounted for under the equity method.
Bonds
Bonds reported as Level 1 represent investments in certain exchange traded funds, which are allowed to be reported as bonds per the SVO instructions. These assets are priced based on unadjusted quoted prices in an active market. Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses an income-based valuation approach using a discounted cash-flow model or it may use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.
40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,069 million and a fair value of $2,158 million at December 31, 2020, and a carrying value and a fair value of $2,151 million at December 31, 2019. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $835 million at December 31, 2020. The fair value of this security is calculated internally using observable inputs and is therefore classified at Level 2.
SVO-Identified Bond ETF
Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. All other ETFs and mutual funds are classified and accounted for as common stock.
Preferred Stocks
Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security's fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.
Common Stocks
These securities are mostly comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, NAV is used as a practical expedient.
Mortgage Loans
The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions and it takes into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs. These investments are classified as Level 3.
Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued
Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e., outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short-term investments, and investment income due and accrued, carrying value approximates fair value and are classified as Level 2.
41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Derivatives
The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, and other factors. Exchange traded derivatives are valued using a market approach as fair value is based on quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.
Derivatives Collateral
The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature.
Other Invested Assets
Other invested assets are principally comprised of LIHTC investments, preferred units of a limited partnership, and other investments with characteristics of debt. The fair value of LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of preferred units of a limited partnership is derived internally based on market comparables and recent transactions by the limited partnership and therefore classified as Level 3. The fair value of the investments with debt characteristics is derived using an income valuation approach, which is based on discounted cash flow calculations that may or may not use observable inputs and therefore is classified as Level 3.
Separate Accounts Assets
Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of exchange traded funds, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2020
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$265	$—	Monthly, Quarterly and Semi Annual	180 days or less
Hedge fund	Sector investing	26	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	3	—	Quarterly	100 days or less
Hedge fund	Long/short equity	2	—	Monthly	30 days
Mutual Fund	Multi-strategy, Global Allocation	88	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$384	$—

2019
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$268	$—	Monthly, Quarterly and Semi Annual	180 days or less
Hedge fund	Sector investing	24	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	2		Quarterly	100 days or less
Hedge fund	Long/short equity	1	—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	83	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$378	$—
Annuities Certain
Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.
Separate Accounts Liabilities – Derivatives
For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables present the balances of assets and liabilities measured at fair value at December 31, 2020 and 2019 (in millions):

	2020
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$22	$—		$—	$—	$22
U.S. corporate	—	11		—	—	11
Non-agency ABS	—	1		—	—	1
Total bonds	22	12		—	—	34
Common stocks	1,138	5		55	88	1,286
Derivatives	—	502		—	—	502
Separate accounts assets	44,238	1	0	3	296	44,538
Total assets at fair value	$45,398	$520		$58	$384	$46,360
Liabilities at fair value
Derivatives	$—	$177		$—	$—	$177
Separate accounts liabilities - derivatives(1)	—	8		—	—	8
Total liabilities at fair value	$—	$185		$—	$—	$185
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$—	$—	$—	$—	$—
U.S. corporate	—	—	14	—	14
Non-agency ABS	—	22	2	—	24
Total bonds	—	22	16	—	38
Common stocks	1,521	—	40	83	1,644
Derivatives	—	363	1	—	364
Separate accounts assets	38,663	—	1	295	38,959
Total assets at fair value	$40,184	$385	$58	$378	$41,005
Liabilities at fair value
Derivatives	$—	$35	$—	$—	$35
Separate accounts liabilities - derivatives(1)	—	6	—	—	6
Total liabilities at fair value	$—	$41	$—	$—	$41
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.
44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The tables below present a reconciliation of Level 3 assets and liabilities for the years ended December 31, 2020 and 2019 (in millions):

	2020
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$14	$1	$(14)	$—	$(1)	$—	$—	$—	$—	—
Non-agency ABS	2	—	(2)	—	—	—	—	—	—	—
Total bonds	16	1	(16)	—	(1)	—	—	—	—	—
Common stocks	40	—	(2)	1	13	12	—	(9)	—	55
Preferred Stocks		—	—	—	—	—	—	—	—
Derivatives	1	—	—	(20)	19	—	—	—	—	—
Separate accounts assets	1	—	(1)	(1)	2	2	—	—	—	3
Total	$58	$1	$(19)	$(20)	$33	$14	$—	$(9)	$—	$58

	2019
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$15	$—	$—	$—	$—	$—	$—	$(1)	$14
Non-agency ABS	21	2	(21)	—	—	—	—	—	—	2
Total bonds	21	17	(21)	—	—	—	—	—	(1)	16
Common stocks	37	—	(1)	(1)	(2)	20	—	(13)	—	40
Derivatives	32	—	—	(21)	(10)	—	—	—	—	1
Separate accounts assets	3	—	—	(2)	—	—	—	—	—	1
Total	$93	$17	$(22)	$(24)	$(12)	$20	$—	$(13)	$(1)	$58

Transfers Between Levels
Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.
Transfers into and out of Level 3
The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 were less than $1 million for the year ended December 31, 2020, which relates to a U.S. Corporate security that was measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $18 million for the year ended December 31, 2020, which primarily relates to $14 million of U.S. Corporate securities and $2 million of non-agency asset-backed securities that were measured at fair value at the beginning of the period and measured at amortized cost at the end of the period and $2 million of common stock securities that had a level change due to the use of a quoted price in an active market.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Transfers into Level 3 totaled $17 million for the year ended December 31, 2019, which primarily relates to $15 million of a U.S. corporate security and $2 million of non-agency asset-backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $22 million for the year ended December 31, 2019, which primarily relates to $21 million from a non-agency asset-backed security that was measured at fair value at the beginning of the period and measured at amortized cost at the end of the period, and common stock securities of $1 million that had a level change due to the use of a quoted price in an active model market.

There were no liabilities measured at fair value at December 31, 2020 and 2019.

NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2020, 2019, and 2018 were as follows (in millions):

	2020	2019	2018
Bonds	$3,364	$3,454	$3,312
Common stocks - unaffiliated	25	37	40
Mortgage loans	622	671	609
Policy loans	46	54	54
Other invested assets[1]	106	125	83
Short-term investments	11	36	25
Derivative instruments	61	28	26
Gross investment income	4,235	4,405	4,149
Investment expenses	(171)	(178)	(161)
Net investment income	4,064	4,227	3,988
Net gain from separate accounts	44	47	43
Amortization of IMR	32	26	44
Net investment income, including amortization of IMR	$4,140	$4,300	$4,075
(1) Includes real estate net investment income of $14 million, $9 million and $4 million for the years ended December 31, 2020, 2019, and 2018, respectively.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2020, the due and accrued investment income that was nonadmitted was less than $1 million on bonds.

The following table shows the Company's securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) and the amount of investment income generated as a result of a prepayment and/or acceleration fee, which is included in Bonds in the table above ($ in millions):

	2020		2019		2018
	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of cusips	245	134	$166	$108	$133	$64
Investment income	$87	$5	$48	$3	$36	$2

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
For the years ended December 31, 2020, 2019, and 2018, net realized capital gains (losses) were as follows (in millions):

	2020	2019	2018
Bonds	$24	$(56)	$(2)
Mortgage loans	(84)	—	—
Common stocks - unaffiliated	50	18	8
Other invested assets	(19)	(17)	(26)
Derivatives	(23)	57	(16)
Net realized capital gains (losses) before tax and transfers to the IMR	(52)	2	(36)
Less:
Capital gains tax expense (benefit)	62	3	(24)
Net realized capital gains (losses) after tax transferred to IMR	63	19	(4)
Net realized capital losses after tax and transfers to the IMR	$(177)	$(20)	$(8)

Proceeds from investments in bonds sold were $2,460 million, $1,224 million and $1,751 million for the years ended December 31, 2020, 2019, and 2018, respectively. Gross gains of $170 million, $44 million and $42 million in 2020, 2019 and 2018 respectively, and gross losses of $19 million, $16 million and $33 million in 2020, 2019, and 2018, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2020, 2019 and 2018 (in millions):

	2020	2019	2018
Bonds	$129	$54	$25
Common and preferred stocks	17	4	4
Other invested assets	19	19	15
Mortgage Loan	84	—	—
Total	$249	$77	$44

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2020 and 2019 (in millions):

	2020
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$325	$3	$9	$—	$334	$3
All other governments	—	—	—	—	—	—
U.S. Special Revenue and Special Assessment	270	2	6	—	276	2
Industrial and miscellaneous unaffiliated	3,773	142	1,847	37	5,620	179
Parent, subsidiaries, and affiliates	161	1	—	—	161	1
Total bonds	4,529	148	1,862	37	6,391	185
Equity securities (unaffiliated)
Common stocks	126	7	—	—	126	7
Preferred stocks	—	—	—	—	—	—
Total equity securities	126	7	—	—	126	7
Total	$4,655	$155	$1,862	$37	$6,517	$192
(1) Includes unrealized losses related to NAIC 6 bonds of less than $1 million included in the statutory carrying amount.

	2019
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$527	$7	$437	$16	$964	$23
All other governments	—	—	4	—	4	—
U.S. special revenue and special assessment	1,143	15	307	6	1,450	21
Industrial and miscellaneous unaffiliated	3,392	44	2,610	53	6,002	97
Parent, Subsidiaries, and affiliates	2,150	—	—	—	2,150	—
Total bonds	7,212	66	3,358	75	10,570	141
Equity securities (unaffiliated)
Common stocks	187	9	—	—	187	9
Total equity securities	187	9	—	—	187	9
Total	$7,399	$75	$3,358	$75	$10,757	$150
(1)Includes unrealized losses of $2 million related to NAIC 6 bonds included in the statutory carrying amount.

At December 31, 2020, the gross unrealized loss on bonds and equity securities was comprised of approximately 1,039 and 450 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $132 million or 72% is related to unrealized losses on investment grade securities and $53 million or 28% is related to below investment grade securities. At December 31, 2019, the gross unrealized loss on bonds and equity securities was comprised of approximately 1,326 and 619 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $97 million, or 69%, is related to unrealized losses on investment grade securities and $43 million, or 31%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor; or a comparable internal rating if an externally provided rating is not available.
48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $36 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $12 million for six months or less, $24 million for greater than six months through 12 months, and greater than 12 months was less than $1 million. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.
The change in unrealized capital gains (losses) for the years ended December 31, 2020 and 2019 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Bonds	$(2)	$6	$(3)	$192	$106	$(148)	$190	$112	$(151)
Common stocks (unaffiliated)	60	240	(125)	23	(2)	(18)	83	238	(143)
Mortgage Loans	17	(17)	—	—	—	—	17	(17)	—
Other invested assets	(18)	90	29	3	(4)	—	(15)	86	29
Cash, cash equivalents and short-term investments	—	—	—	1	1	(1)	1	1	(1)
Derivatives	(8)	56	163	—	—	—	(8)	56	163
Total change in unrealized on investments	49	375	66	219	101	(166)	268	476	(101)
Capital gains tax expense (benefit)	(62)	(90)	28	—	—	—	(62)	(90)	28
Total change in unrealized gains (losses), net of tax	$(13)	$285	$94	$219	$101	$(166)	$206	$386	$(73)

NOTE 11 - RELATED PARTY TRANSACTIONS
Capital Contributions
The Company made a $72 million capital contribution to MCF during 2020. For the years ended December 31, 2019 and 2018, the Company did not make a contribution to MCF.

Dividend Distributions

For the years ended December 31, 2020, 2019 and 2018, the Company paid a cash dividend to its parent company, New York Life, totaling $932 million, $0 million and $600 million, respectively.

For the years ended December 31, 2020, 2019 and 2018, the Company received dividend distributions from MCF of $65 million, $99 million and $77 million, respectively.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
Significant Transactions
Significant transactions entered into or between the Company and its parent and affiliates, and which written agreements are in place, for the years ended December 31, 2020, 2019 and 2018 were as follows (in millions):

Ref. #	Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Due Date	Reporting Period Date Amount Due From (To)		Income / (Expenses)
						2020	2019	2020	2019	2018
Loans and Credit Agreements:
1	12/31/2015	MCF	Non-insurance affiliate	Note funding agreement	12/31/2025	$2,089	$2,174	$89	$99	$93
2	12/23/2004 (amended as of 6/5/2020)	New York Life Capital Corporation ("NYLCC")	Non-insurance affliate	Credit agreement	N/A	$—	$—	$—	$—	$—
3	9/30/1993 (amended from time to time)	New York Life	Parent	Credit agreement	N/A	$—	$—	$—	$—	$—
4	4/1/1999 (amended as of 6/5/2020)	New York Life	Parent	Credit Agreement	N/A	$—	$—	$—	$—	$—
Service Agreements:
5	4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non-insurance affiliate	Variable product distribution agreement	N/A	$4	$4	$44	$45	$45
6	1/1/2015	New York Life	Parent	Lockbox service agreement	Monthly (last day of the month)	$(71)	$(104)	$—	$—	$—
7	Amended and restated at 5/29/2009	New York Life	Parent	Administr-ation agreement	Settled in cash within 90 days	$(27)	$(16)	$(827)	$(875)	$(891)
8	11/1/2014	New York Life	Parent	Participation in mortgage loans, REO and Real Estate	Various	See below footnote (1)
9	1/10/2000	NYLIFE Securities, LLC.	Non-insurance affiliate	Sales agreement	N/A	$—	$—	$(144)	$(126)	$(117)
10	6/30/2008 (amended from time to time	NYLIFE Securities, LLC.	Non-insurance affiliate	Service fee agreement	N/A	$—	$—	$(43)	$(42)	$(43)
11	1/1/2005,(amended 3/28/2014)	NYL Investments	Non-insurance affiliate	Administrative service agreement	Within 30 days of calendar quarter	$—	$—	$32	$34	$35
12	4/1/2000, as amended from time to time	NYL Investors	Non-insurance affiliate	Investment advisory agreement	Billing is every 90 days with payment due within 10 days of receipt of billing	$—	$—	$(136)	$(131)	$(129)
Other Agreements:
13	Various	New York Life	Parent	Sale of corporate owned life insurance policies "COLI"	N/A	$(4,192)	$(4,138)	$—	$—	$—
14	10/5/2017	REEP-OFC 2300 Empire LLC / Retreat at Seven Bridges	Non-insurance affiliate	Mortgage loan in real estate	8/10/2022	$83	$83	$3	$3	$3
15	6/11/2012	New York Life	Parent	Tenancy in Common agreement	6/30/2111	$40	$40	$3	$3	$3
16	Various	New York Life	Parent	Structured settlement agreements	N/A	$(145)	$(147)	$—	$—	$—
17	Various	New York Life	Parent	Structured settlement agreements	N/A	See below footnote (2)
Significant Transactions:
18	10/15/2020	New York Life	Affiliated bonds	Purchase of bond investment	12/31/2024	$608	$—	$—	$—	$—
19	11/23/2020	NYL Investments	Affiliated bonds	Initial funding of a second bond investment	12/31/2025	$(162)	$—	$—	$—	$—

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
(1) The Company's interests in commercial mortgage loans are primarily held in the form of participations in mortgages` originated or acquired by New York Life. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company's proportionate interest (as evidenced by a participation certificate) in the underlying mortgage loan, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life's and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage loan origination or acquisition. Consistent with the participation arrangement, all mortgage loan documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company's approval. The Company’s mortgage loans, REOs and certain real estate investments acquired through a participation from New York Life had a carrying value of $14,906 million and $14,644 million at December 31, 2020 and 2019, respectively. There's no REO in the form of participations owned by the Company at December 31, 2020 and 2019.

(2) The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2020 and 2019, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $9,537 million and $9,084 million, respectively.

1. The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the "MCF Note Agreement") and acquired a variable funding note issued by MCF. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company (y) the net admitted cash and invested assets of NYLIC (excluding any portion thereof attributable to NYLIC's investment in the Company), in each case, based on the most recently available quarterly or annual financial statements of NYLIC or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on 12/31/2025. For the years ended December 31, 2020, 2019 and 2018, the Company accrued interest income of $20 million, $23 million and $23 million which is included as part of the amount due from MCF.

2. NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $750 million from proceeds from the issuance of commercial paper.

3. The Company has a credit agreement with New York Life whereby the Company may borrow in the amount of up to $750 million. At 12/31/20, the Company has not borrowed under this agreement.

4. The Company has a credit agreement with New York Life whereby the Company may loan in the amount of up to $750 million. At 12/31/20, the Company has not issued a loan under this agreement.

5. The Company has appointed NYLIFE Distributors, LLC as the underwriter and/or wholesale distributor of the Company's variable products.

6. New York Life provides the Company with lockbox services to help streamline payment processing and remittances.

7. New York Life provides the Company with certain services and facilities including, but not limited to accounting, tax and auditing services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company.

8. The Company's interests in commercial mortgage loans and certain real estate investments are primarily held in the form of participations originated or acquired by New York Life.

9. Registered representatives of NYLIFE Securities solicit sales of the Company's variable products.

10. NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and servicing in-force business.

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
11. NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

12. The Company is a party to an investment advisory agreement with NYL Investors, as amended from time to time, to receive investment advisory and administrative services from NYL Investors. The payments are required to be made within 90 days from the time of billing.

13. The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. The Company has set up policyholder reserve balances for these policies.

14. In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge IL LLC.

15. In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity's interest in the property.

16. The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements.

17. New York Life has guaranteed the payments due to unaffiliated third-parties in the event of the Company's bankruptcy. The Company's obligations under the structured settlement contracts are satisfied using annuity policies purchased from New York Life.

18. The Company owns a bond issued by NYL Investments with a carrying value of $600 million. On October 15, 2020, the Company purchased this note from New York Life for $608 million, which includes principal and accrued interest

19. The Company purchased a bond issued by NYL Investments.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
The following discloses additional information regarding significant transactions entered into by the Company with its parent and affiliates involving services for the years ended December 31, 2020 and 2019 and 2018 (in millions):

Name of Related Party	Overview Description	Amount Charged			Amount Based on Allocation of Costs or Market Rates			Amount Charged, Modified or Waived (Yes/No)
		2020	2019	2018	2020	2019	2018
New York Life	The Company has an administration agreement with New York Life to pay for certain administrative and facility services.	$827	$875	$891	$827	$875	$891	No
NYLIFE Securities LLC.	The Company pays NYLIFE Securities LLC for each separate account variable contract issued in accordance with the rules on commission payments.	$144	$126	$117	$144	$126	$117	No
NYLIFE Securities LLC.	The Company pays NYLIFE Securities LLC a service fee for supervision based on a determined revenue factor based on sales and in-force business.	$43	$42	$43	$43	$42	$43	No
NYL Investors	The Company pays fees to NYL Investors, the calculation of which vary depending on the investment and there are allocations for expenses up to a certain $ limit.	$136	$131	$129	$136	$131	$129	No
The following discloses additional information on significant transactions entered into by the Company with its parent and affiliates involving an exchange of assets and/or liabilities for the year ended December 31, 2020 (in millions):

2020
Name of Related Party	Overview Description	Statement Value of Assets	Have Terms Changed from Preceding Period? (Yes/No)
New York Life	NYL Investments affiliated bond	$600	No

The following discloses the total amount due from/(to) related parties regarding significant transactions for the years ended December 31, 2020 and 2019 (in millions):

2020
Name of Related Party	Aggregate Amount Due From	Aggregate Amount Due To	Amount Offset in Financial Statement (if qualifying)	Net Amount Recoverable / (Payable) by Related Party	Admitted Recoverable
MCF	$2,088	$—	$—	$2,088	$2,088
NYL Investments	$170	$(2)	$—	$168	$168
New York Life	$737	$(4,435)	$—	$(3,698)	$—

2019
Name of Related Party	Aggregate Amount Due From	Aggregate Amount Due To	Amount Offset in Financial Statement (if qualifying)	Net Amount Recoverable / (Payable) by Related Party	Admitted Recoverable
MCF	$2,174	$—	$—	$2,174	$2,174
New York Life	$139	$(4,419)	$—	$(4,280)	$—

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES

Insurance liabilities at December 31, 2020 and 2019 were as follows (in millions):

	2020	2019
Life insurance reserves	$28,516	$27,704
Annuity reserves and supplementary contracts with life contingencies	71,410	69,415
Asset adequacy and special reserves	29	19
Total policy reserves	99,955	97,138
Deposit funds	1,524	1,467
Policy claims	326	259
Total insurance liabilities	$101,805	$98,864
Life Insurance Reserves
Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 1.0% to 5.8%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement. Reserves for policies issued in 2020 were determined based on principle-based standards as set forth in the NAIC Valuation Manual.

For the years ended December 31, 2020 and 2019, there were no changes in reserve basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $195 million and $190 million at December 31, 2020 and 2019, respectively.

At December 31, 2020 and 2019, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $11 million and $14 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2020 and 2019, the Company had $15,766 million and $14,513 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain universal life products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Annuity Reserves and Supplementary Contracts with Life Contingencies
Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.3% to 8.8%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the Maximum Valuation Interest Rates For Income Annuities ("VM-22") and the New York State Department of Financial Services maximum valuation rate requirements and 2012 Individual Annuity Reserve Table. The VM-22 rates range from 2.00% to 4.50%.
Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and the CARVM, with assumed interest rates ranging from 3.3% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21, with assumed interest rates ranging from 3.25% to 8.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2020 and 2019, the Company’s liabilities for GMDB and GMAB reserves, which are associated with variable annuity products, amounted to $29 million and $19 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

In 2020, the Company recorded a $16 million increase in reserves as a change in valuation basis, which was reported as a direct reduction in surplus in the accompanying Statutory Statements of Changes in Surplus. In 2019, there were no changes in reserve basis for annuity reserves.

The tabular interest has been determined by formula as described in the NAIC instructions except for individual deferred annuities for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
Deposit Funds
Deposit funds at December 31, 2020 and 2019 were as follows (in millions):

	2020	2019
Fixed period annuities	$1,084	$1,073
Supplemental contracts without life contingencies	410	373
Continued interest accounts	30	21
Total deposit funds	$1,524	$1,467
55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Withdrawal Characteristics of Annuity Reserves and Deposit Funds
The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2020 and 2019 ($ in millions):

Individual Annuities

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$28,061	$—	$—	$28,061	27%
At book value less current surrender charge of 5% or more	6,969	—	—	6,969	7
At fair value	—	—	33,216	33,216	32
Total with adjustment or at fair value	35,030	—	33,216	68,246	66
At book value without adjustment	19,716	—	—	19,716	19
Not subject to discretionary withdrawal	16,045	—	—	16,045	15
Total	$70,791	$—	$33,216	$104,007	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$932	$—	$—	$932

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$26,505	$—	$—	$26,505	27%
At book value less current surrender charge of 5% or more	6,139	—	—	6,139	6
At fair value	—	—	28,855	28,855	30
Total with adjustment or at fair value	32,644	—	28,855	61,499	63
At book value without adjustment	20,899	—	—	20,899	21
Not subject to discretionary withdrawal	15,184	—	—	15,184	16
Total	$68,727	$—	$28,855	$97,582	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$74	$—	$—	$74

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Group Annuities

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$57	$—	$—	$57	9%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	57	—	—	57	9
At book value without adjustment	44	—	—	44	7
Not subject to discretionary withdrawal	518	—	—	518	84
Total	$619	$—	$—	$619	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$69	$—	$—	$69	10%
At book value less current surrender charge of 5% or more		—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	69	—	—	69	10
At book value without adjustment	48	—	—	48	7
Not subject to discretionary withdrawal	571	—	—	571	83
Total	$688	$—	$—	$688	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—
57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Deposit-Type Contracts

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	258	—	—	258	17
Not subject to discretionary withdrawal	1,255	—	—	1,255	83
Total	$1,513	$—	$—	$1,513	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more		—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	229	—	—	229	16
Not subject to discretionary withdrawal	1,238	—	—	1,238	84
Total	$1,467	$—	$—	$1,467	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—
58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2020 and 2019 ($ in millions):

	2020
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	18,749	18,909	18,215	6,178	6,178	6,178
Universal life with secondary guarantees	5,351	4,659	8,224	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	57	57	57
Variable universal life	1,731	1,729	1,726	10,482	10,326	10,416
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	862	—	—	—
Total life insurance (gross)	25,842	25,308	29,119	16,717	16,561	16,651
Reinsurance ceded	—	—	603	—	—	—
Total life insurance (net)	$25,842	$25,308	$28,516	$16,717	$16,561	$16,651
59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

	2019
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	18,879	18,864	18,005	5,949	5,949	5,949
Universal life with secondary guarantees	5,145	4,426	7,714	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	17	53	53	53
Variable universal life	1,403	1,400	1,585	9,350	9,190	9,286
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	869	—	—	—
Total life insurance (gross)	25,438	24,701	28,266	15,352	15,192	15,288
Reinsurance ceded	—	—	562	—	—	—
Total life insurance (net)	$25,438	$24,701	$27,704	$15,352	$15,192	$15,288

NOTE 13 - REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on new life insurance policies on a quota share yearly renewable term basis, except for custom guarantee universal life and asset flex products. Most of the reinsurance ceded on new and inforce business is on an automatic basis. The quota share currently ceded on new business ranges from 25% to 90%. All products are ceded from first dollar with the exception of variable universal life which has a minimum size policy ceded of either $0 or $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative basis. The majority of the Company's facultative reinsurance is for substandard cases which the Company typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE (continued)
Life insurance ceded was 47% and 48% of total life insurance in-force for December 31, 2020, and 2019. The reserve reductions taken for life insurance reinsured at December 31, 2020 and 2019 were $603 million and $562 million, respectively.

The effects of reinsurance for the years ended December 31, 2020, 2019 and 2018 were as follows (in millions):

	2020	2019	2018
Premiums:
Direct	$13,142	$13,780	$12,771
Assumed	5	5	5
Ceded	(548)	(517)	(541)
Net premiums	$12,599	$13,268	$12,235
Policyholders’ benefits ceded	$655	$496	$468

Effective April 1, 2018, the Company’s coinsurance with funds withheld and modified coinsurance agreements with New York Life to cede 90% of a block of inforce life insurance business were terminated and the Company fully recaptured the risks related to the business previously reinsured under the agreements. The Company paid New York Life a recapture fee in the amount of $21 million pre-tax.

Reinsurance recoverable associated with individual and group life was $122 million, $60 million, and $76 million at December 31, 2020, 2019 and 2018, respectively.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life's top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona ("NYLAZ"). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. The purpose of NYLARC is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

On December 31, 2020, New York Life acquired Cigna’s group life and group disability insurance business, now named New York Life Group Benefit Solutions ("GBS”). The acquisition of GBS included the purchase by New York Life of two insurance companies through which GBS is primarily conducted, Life Insurance Company of North America (“LINA”) and Cigna Life Insurance Company of New York (“CLICNY”). Effective March 10, 2021, CLICNY has been renamed New York Life Group Insurance Company of NY ("GICNY"). Following the closing of the acquisition, the Company entered into an affiliated reinsurance agreement to reinsure mortality risk arising under LINA's group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company's risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA's exposure to mortality risk.

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 14 - BENEFIT PLANS

The Company participates in the cost of the following plans sponsored by New York Life: (1) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, (2) certain defined benefit pension plans for eligible employees and agents (3) certain defined contribution plans for substantially all employees and agents and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2020, 2019 and 2018 (in millions):

	2020	2019	2018
Defined benefit pension	$30	$28	$31
Defined contribution	10	10	9
Postretirement life and health	6	5	6
Total	$46	$43	$46

NOTE 15 - COMMITMENTS AND CONTINGENCIES
Guarantees
At the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2020 and 2019, the Company had no such guarantees.
Litigation
The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Some of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.
Borrowed Money
Refer to Note 6 - Investments for a more detailed discussion of the Company's commitments for loaned securities and repurchase agreements.
Assessments
Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.
62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)
Other Commitments and Contingencies
Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the "Taiwan Branch"). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation ("Taiwan Corporation"), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. ("Yuanta"). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation's obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2020 and 2019, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,004 million and $1,152 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2020 and 2019.

At December 31, 2020 and 2019, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $769 million and $848 million, respectively.

Through June 30, 2021, the Company and NYLIC have agreed to provide MCF sufficient liquidity to allow MCF to fulfill, in a timely manner, any unfunded commitments. The maximum amount of exposure under this contract commitment in the aggregate is $1,569 million as of December 31, 2020.

Unfunded commitments on limited partnership, limited liability companies and other invested assets amounted to $539 million and $323 million at December 31, 2020 and 2019, respectively. Unfunded commitments on LIHTC amounted to $5 million and $9 million at December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statement of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.
FHLB Agreement
The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery from the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)
The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2020 and 2019 was as follows (in millions):

	2020	2019
Membership stock - Class B (1)	$22	$28
Activity stock	—	—
Aggregate total	$22	$28
Actual or estimated borrowing capacity as determined by the insurer	$5,502	$5,302
(1) Membership stock is not eligible for redemption.

At December 31, 2020 and 2019, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2020 and 2019 was as follows (in millions):

	Fair Value	Carrying Value	Maximum Amount Borrowed During the Year
Current year general account	$1,512	$1,512	$—
Current year separate accounts	$—	$—	$—
Prior year total general and separate accounts	$525	$525	$325

The Company does not have any prepayment obligations for the borrowing arrangement.

NOTE 16 - INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2020 and 2019 (in millions):

	2020			2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,095	$198	$1,293	$1,040	$127	$1,167	$55	$71	$126
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	1,095	198	1,293	1,040	127	1,167	55	71	126
Nonadmitted DTAs (1)	349	—	349	350	—	350	(1)	—	(1)
Subtotal net admitted DTAs	746	198	944	690	127	817	56	71	127
Gross DTLs	289	264	553	323	204	527	(34)	60	26
Net admitted DTAs (2)	$457	$(66)	$391	$367	$(77)	$290	$90	$11	$101
(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.
(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.
64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

The admission calculation components are as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$20	$20	$—	$4	$4	$—	$16	$16
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	371	—	371	263	23	286	108	(23)	85
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	371	—	371	263	23	286	108	(23)	85
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,359	N/A	N/A	1,360	N/A	N/A	(1)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	375	178	553	427	100	527	(52)	78	26
DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$746	$198	$944	$690	$127	$817	$56	$71	$127

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above at December 31, 2020 and 2019 are as follows ($ in millions):

	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount.	1,006%	1,080%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$9,057	$9,065

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2020 and 2019.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2020 and 2019. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

The Tax Cuts and Jobs Act ("TCJA") was enacted on December 22, 2017. The TCJA significantly changed U.S. tax law primarily by lowering the corporate income tax rate from 35% to 21% beginning in 2018. Net deferred taxes and admitted DTAs were increased by an additional $2 million in 2018 to reflect the 21% corporate income tax rate.

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

For tax years beginning January 1, 2018, the TCJA limits life insurance reserves for tax purposes to the greater of the net surrender value or 92.81% of NAIC required reserves effective January 1, 2018. Tax accounting for these changes required the restatement of December 31, 2017 life insurance tax reserves calculated using pre TCJA rules to the amounts required to be held under the TCJA. This revaluation requires establishing a “gross up” in which a new DTA for the revised statutory to tax difference is recorded and offset by a DTL in an equal amount. The Company recorded offsetting DTAs and DTLs.

The tax accounting was completed in 2018 within the measurement period, as defined in INT 18-01. On the basis of life insurance tax reserve computations that were completed during the reporting period, an additional measurement period tax reserve decrease of $24 million was recognized to the DTL and $24 million offset to the DTA, resulting in a total DTL of $448 million with a corresponding adjustment of $448 million to the DTA.

Enactment of the CARES Act did not have a financial impact on the Company.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2020, 2019 and 2018 were as follows (in millions):

	2020	2019	2018	Change 2020-2019	Change 2019-2018
Federal(1)	$102	$226	$215	$(124)	$11
Foreign	—	—	—	—	—
Subtotal	102	226	215	(124)	11
Federal income tax on net capital gains (losses)	62	4	(24)	58	28
Other	—	(22)	(22)	22	—
Total federal and foreign income taxes	$164	$208	$169	$(44)	$39
(1) The Company had investment tax credits of $31 million, $24 million and $30 million for the years ended December 31, 2020, 2019 and 2018, respectively.
66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs at December 31, 2020 and 2019 were as follows (in millions):

	2020	2019	Change
DTAs
Ordinary:
Policyholder reserves	$691	$662	$29
Deferred acquisition costs	292	275	17
Investments	71	61	10
Pension accrual	27	27	—
Receivables - nonadmitted	11	12	(1)
Fixed assets	2	2	—
Other	1	1	—
Subtotal	1,095	1,040	55
Nonadmitted	349	350	(1)
Admitted ordinary DTAs	746	690	56
Capital:
Investments	198	127	71
Subtotal	198	127	71
Nonadmitted	—	—	—
Admitted capital DTAs	198	127	71
Total admitted DTAs	944	817	127
DTLs
Ordinary:
Policyholder reserves	198	284	(86)
Investments	91	39	52
Subtotal	289	323	(34)
Capital:
Investments	264	204	60
Subtotal	264	204	60
Total DTLs	553	527	26
Net admitted DTAs	$391	$290	$101
Deferred income tax (expense)/benefit on change in net unrealized capital gains/(losses)			$(62)
Increase in net deferred taxes related to other items			162
Decrease in DTAs nonadmitted			1
Total change in net admitted DTAs			$101
67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

The Company’s income tax expense for the years ended December 31, 2020, 2019 and 2018 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2020	2019	2018	Change 2020-2019	Change 2019-2018
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$97	$184	$103	$(87)	$81
Net realized capital gains (losses) at statutory rate	(11)	—	(7)	(11)	7
Tax exempt income	(40)	(50)	(22)	10	(28)
Tax credits, net of withholding	(34)	(30)	(33)	(4)	3
Amortization of IMR	(7)	(5)	(9)	(2)	4
Impact of TCJA	—	—	(2)	—	2
Prior year audit liability and settlement	6	(15)	(3)	21	(12)
Non-admitted assets	—	(8)	(6)	8	(2)
Accruals in surplus	(7)	13	(7)	(20)	20
Other	(2)	12	(16)	(14)	28
Income tax incurred and change in net DTAs during period	$2	$101	$(2)	$(99)	$103
Federal income taxes reported in the Company's Statutory Statements of Operations	$102	$227	$215	$(125)	$12
Capital gains tax expense (benefit) incurred	62	4	(24)	58	28
Change in net deferred income taxes	(162)	(109)	(153)	(53)	44
Change in current and deferred income taxes reported in surplus	—	(21)	(40)	21	19
Total federal and foreign income tax expense	$2	$101	$(2)	$(99)	$103

The Company’s federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s accompanying Statutory Statements of Operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. The total income taxes incurred in prior years that will be available for recoupment in the event of future net losses total $59 million, $31 million and $0 million, related to the years ended December 31, 2020, 2019 and 2018, respectively.

As discussed in Note 3 – Significant Accounting Policies - Federal Income Taxes, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, and NYL Investors. Effective January 1, 2021, LINA, GICNY, and LINA Benefit Payments, Inc. will be included in the consolidated return.

At December 31, 2020 and 2019, the Company recorded a current income tax (payable)/receivable of $(53) million and $46 million, respectively, which is included in Other assets and Other liabilities in the accompanying Statutory Statements of Financial Position.

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

At December 31, 2020, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the IRC.

NOTE 17 - CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

For the year ended December 31, 2020, the Company received a capital contribution in the form of an affiliated equity investment in MCF from New York Life for $530 million. The Company did not receive a capital contribution from New York Life for the years ended December 31, 2019 and 2018.
Other Surplus Adjustments
Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2020, 2019 and 2018, principally include the effects of the following (in millions):

	2020	2019	2018
Surplus withdrawn from separate accounts	$45	$44	$48
Changes in surplus relating to separate accounts	(44)	(47)	(43)
Change in liability for reinsurance in unauthorized companies	—	(2)	1
Total	$1	$(5)	$6
Nonadmitted Assets
Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

NOTE 18 - DIVIDENDS TO STOCKHOLDER
The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2020, the amount of earned surplus of the Company available for the payment of dividends was $4,965 million. The maximum amount of dividends that may be paid in 2021 without prior notice to or approval of the Delaware Insurance Commissioner is $942 million.
69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 18 - DIVIDENDS TO STOCKHOLDER (continued)

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. In 2020, the Company paid a $932 million dividend to its sole stockholder, New York Life. In 2019, the Company did not pay a dividend to New York Life. In 2018, the Company paid a $600 million dividend to New York Life.

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company had structured securities classified with the intent to sell with an amortized cost before OTTI of $50 million and $4 million, fair value of $43 million and $3 million, and recognized OTTI of $7 million and $1 million in the general account and separate account, respectively, at December 31, 2020.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
05946XY72	$841	$756	$85	$756	$820	12/31/2020
126694RN0	436	—	436	—	389	12/31/2020
17029RAA9	81	36	44	36	35	12/31/2020
3622ELAG1	250	242	8	242	247	12/31/2020
3622EUAB2	413	407	6	407	407	12/31/2020
3622EUAC0	78	77	1	77	77	12/31/2020
3622MPAB4	398	356	42	356	387	12/31/2020
362334MD3	3	3	—	3	3	12/31/2020
61749EAD9	2,093	1,981	112	1,981	2,044	12/31/2020
76110VSU3	279	180	99	180	50	12/31/2020
784649AG0	73	—	73	—	47	12/31/2020
059469AF3	773	698	75	698	716	9/30/2020
12627HAK6	682	607	74	607	632	9/30/2020
12628KAF9	829	767	63	767	814	9/30/2020
12628LAJ9	171	164	7	164	151	9/30/2020
12629EAD7	917	860	57	860	853	9/30/2020
126694DT2	467	454	13	454	451	9/30/2020
126694RN0	469	466	3	466	418	9/30/2020
17309BAB3	127	120	7	120	127	9/30/2020
32052MAA9	34	34	—	34	27	9/30/2020
3622EUAB2	444	424	20	424	430	9/30/2020
3622EUAC0	961	919	42	919	938	9/30/2020
362334MD3	3	3	—	3	3	9/30/2020
36244SAC2	3,626	3,160	467	3,160	3,603	9/30/2020
36244SAF5	2,256	1,966	290	1,966	2,241	9/30/2020
46628LBK3	196	24	173	24	177	9/30/2020
61751DAE4	341	336	5	336	334	9/30/2020
649603AQ0	667	626	41	626	618	9/30/2020
65537BAF7	1,414	1,280	134	1,280	1,365	9/30/2020
76110VSU3	339	328	11	328	260	9/30/2020
70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
94983UAB3	1,057	867	189	867	1,031	9/30/2020
94988PAD5	36,311	36,311	—	36,311	30,362	9/30/2020
94988PAE3	10,738	10,738	—	10,738	7,813	9/30/2020
00011#AA1	1,832	1,258	574	1,258	1,627	6/30/2020
02147QAF9	282	278	4	278	282	6/30/2020
02151HAA3	49	45	4	45	46	6/30/2020
058933AQ5	214	187	27	187	201	6/30/2020
059469AF3	812	793	19	793	735	6/30/2020
05948KP52	191	190	—	190	192	6/30/2020
05951KAZ6	67	66	1	66	66	6/30/2020
05951KBA0	54	54	—	54	55	6/30/2020
12544TAH7	242	236	6	236	238	6/30/2020
12544VAB5	36	35	2	35	34	6/30/2020
12627HAK6	709	700	9	700	649	6/30/2020
12628KAF9	847	838	8	838	775	6/30/2020
12628LAJ9	182	175	7	175	155	6/30/2020
12629EAD7	959	930	29	930	843	6/30/2020
12638PAE9	1,123	1,091	32	1,091	1,156	6/30/2020
12667FJ55	1,265	1,236	28	1,236	1,273	6/30/2020
12667G6W8	1,425	1,415	10	1,415	1,328	6/30/2020
12667GRG0	1,867	1,789	78	1,789	1,814	6/30/2020
12667GXN8	481	477	4	477	469	6/30/2020
12668AQ65	1,616	1,588	28	1,588	1,609	6/30/2020
151314CC3	49	48	1	48	49	6/30/2020
15132EKT4	37	25	12	25	37	6/30/2020
17029RAA9	80	34	46	34	22	6/30/2020
17309BAB3	131	130	1	130	124	6/30/2020
225458XZ6	6,650	6,435	215	6,435	6,442	6/30/2020
32052MAA9	42	34	8	34	27	6/30/2020
3622E8AC9	2,676	2,582	94	2,582	2,617	6/30/2020
3622ELAG1	294	268	26	268	275	6/30/2020
3622EUAB2	453	451	2	451	436	6/30/2020
3622EUAC0	1,029	977	52	977	950	6/30/2020
362334MD3	3	3	—	3	3	6/30/2020
362375AF4	648	586	62	586	626	6/30/2020
36244SAC2	3,896	3,751	145	3,751	3,745	6/30/2020
36244SAF5	2,424	2,334	90	2,334	2,330	6/30/2020
45660LHT9	453	438	16	438	449	6/30/2020
46627MEA1	330	320	10	320	348	6/30/2020
46628BBD1	285	265	21	265	278	6/30/2020
46628SAE3	2,134	2,012	122	2,012	2,139	6/30/2020
46628SAG8	1,542	1,429	113	1,429	1,542	6/30/2020
61749EAD9	2,438	2,225	213	2,225	2,266	6/30/2020
61749EAE7	702	637	66	637	654	6/30/2020
61749EAH0	758	698	60	698	720	6/30/2020
61750YAB5	807	764	42	764	871	6/30/2020
71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61750YAD1	1,476	1,331	144	1,331	1,417	6/30/2020
61750YAE9	198	187	10	187	202	6/30/2020
61750YAJ8	384	360	24	360	385	6/30/2020
61751DAE4	352	350	2	350	346	6/30/2020
61752RAM4	822	784	38	784	836	6/30/2020
65537BAC4	2,351	2,149	202	2,149	2,155	6/30/2020
65537BAF7	1,498	1,451	47	1,451	1,410	6/30/2020
75970HAD2	12	12	1	12	12	6/30/2020
76111XZW6	2,727	2,462	265	2,462	2,658	6/30/2020
76114CAD8	780	709	71	709	771	6/30/2020
784649AG0	121	83	37	83	81	6/30/2020
78476YAA4	225	201	25	201	401	6/30/2020
78477AAA5	87	67	20	67	67	6/30/2020
78637VAB4	1,192	643	549	643	809	6/30/2020
78637VAD0	1,189	642	547	642	808	6/30/2020
78637VAF5	1,189	642	547	642	1,148	6/30/2020
78637VAH1	1,200	648	552	648	810	6/30/2020
78637VAK4	1,269	685	584	685	856	6/30/2020
78637VAM0	1,287	695	593	695	867	6/30/2020
78637VAP3	1,297	700	597	700	856	6/30/2020
78637VAR9	1,333	720	614	720	871	6/30/2020
78637VAT5	1,359	733	626	733	887	6/30/2020
78637VAV0	1,382	746	636	746	904	6/30/2020
78637VAX6	1,437	776	661	776	902	6/30/2020
94984MAG9	452	438	14	438	452	6/30/2020
94988PAC7	3,506	2,426	1,080	2,426	2,962	6/30/2020
94988PAD5	36,670	36,127	543	36,127	34,894	6/30/2020
94988PAE3	15,706	15,569	137	15,569	13,266	6/30/2020
94988YAB0	1,309	802	507	802	1,102	6/30/2020
94988YAD6	1,533	815	718	815	1,292	6/30/2020
94988YAF1	1,529	813	716	813	1,288	6/30/2020
94988YAH7	3,573	2,537	1,037	2,537	3,008	6/30/2020
94989FAB0	1,277	782	494	782	1,077	6/30/2020
94989FAD6	1,088	477	611	477	917	6/30/2020
94989FAF1	1,310	803	508	803	1,104	6/30/2020
94989FAH7	3,467	2,461	1,006	2,461	2,920	6/30/2020
L2287*AA5	4,920	3,993	927	3,993	4,033	6/30/2020
L2287*AB3	3,270	2,663	607	2,663	2,468	6/30/2020
L2287*AC1	11,284	9,197	2,087	9,197	8,989	6/30/2020
059469AF3	686	651	35	651	547	3/31/2020
12628KAF9	931	857	74	857	754	3/31/2020
12628LAJ9	188	187	—	187	155	3/31/2020
46625YQX4	1,513	1,451	62	1,451	1,382	3/31/2020
46628BBD1	27	27	—	27	24	3/31/2020
72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
57643MCG7	—	—	—	—	—	3/31/2020
65537BAC4	2,431	2,404	27	2,404	2,089	3/31/2020
Subtotal - General Account	XXX	XXX	$23,446	XXX	XXX

Guaranteed Separate Accounts
61749EAD9	$93	$88	$5	$88	$91	12/31/2020
76110VSU3	2	2	1	2	—	12/31/2020
059469AF3	129	116	12	116	119	9/30/2020
12627HAK6	120	107	13	107	111	9/30/2020
12628KAF9	108	100	8	100	106	9/30/2020
36244SAC2	198	173	26	173	197	9/30/2020
36244SAF5	188	164	24	164	187	9/30/2020
61751DAE4	49	48	1	48	48	9/30/2020
76110VSU3	3	3	—	3	2	9/30/2020
94983UAB3	181	148	32	148	176	9/30/2020
000366AB0	210	36	174	36	114	6/30/2020
001406AB3	114	70	43	70	31	6/30/2020
00256DAB8	223	145	78	145	117	6/30/2020
02147QAF9	376	371	5	371	375	6/30/2020
02151HAA3	19	18	1	18	18	6/30/2020
04546KAB4	221	178	43	178	120	6/30/2020
058933AQ5	104	93	10	93	100	6/30/2020
059469AF3	136	132	4	132	122	6/30/2020
12544VAB5	14	14	1	14	14	6/30/2020
12627HAK6	125	123	1	123	115	6/30/2020
12628KAF9	110	109	1	109	101	6/30/2020
126673QR6	185	183	2	183	180	6/30/2020
3622E8AC9	57	55	2	55	56	6/30/2020
36244SAC2	213	205	8	205	205	6/30/2020
36244SAF5	202	194	8	194	194	6/30/2020
45660LHT9	604	584	21	584	599	6/30/2020
61749EAD9	108	99	9	99	101	6/30/2020
61749EAE7	54	49	5	49	50	6/30/2020
61749EAH0	162	150	13	150	154	6/30/2020
61750YAB5	93	89	5	89	101	6/30/2020
61750YAE9	49	47	3	47	51	6/30/2020
61750YAJ8	144	135	9	135	144	6/30/2020
61751DAE4	50	50	—	50	49	6/30/2020
94988PAC7	478	331	147	331	404	6/30/2020
94988PAD5	5,000	4,926	74	4,926	4,758	6/30/2020
94988PAE3	2,142	2,123	19	2,123	1,809	6/30/2020
94988YAB0	178	109	69	109	150	6/30/2020
94988YAD6	209	111	98	111	176	6/30/2020
73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
94988YAF1	208	111	98	111	176	6/30/2020
94988YAH7	487	346	141	346	410	6/30/2020
94989FAB0	174	107	67	107	147	6/30/2020
94989FAD6	148	65	83	65	125	6/30/2020
94989FAF1	179	109	69	109	151	6/30/2020
94989FAH7	473	336	137	336	398	6/30/2020
059469AF3	49	46	2	46	39	3/31/2020
12628KAF9	121	112	10	112	98	3/31/2020
126673QR6	200	200	—	200	188	3/31/2020
Subtotal - Guaranteed Separate Accounts	XXX	XXX	1,582	XXX	XXX
Grand Total	XXX	XXX	$25,028	XXX	XXX
(1)Only the impaired lots within each CUSIP are included within this table.
(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 20 - SUBSEQUENT EVENTS

At March 11, 2021, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.
74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CARVM	Commissioners’ Annuity Reserve Valuation Method
CLICNY	Cigna Life Insurance Company of New York
CMBS	Commercial mortgage-backed securities
COLI	Corporate owned life insurance
COVID-19	Coronavirus 2019
CSAs	Credit support annexes
DRD	Dividends received deduction
DSID (or “statutory accounting practices”)	Delaware State Insurance Department
DTA	Deferred tax asset(s)
DTL	Deferred tax liability(ies)
ETFs	Exchange Traded Funds
FHLB	Federal Home Loan Bank
GBS	Group Benefit Solutions
GICNY	New York Life Group Insurance Company of NY
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT 18-01	National Association of Insurance Commissioners Interpretation 18-01
IRC	Internal Revenue Code
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
MODCO	Modified coinsurance
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLIFE Distributors	NYLIFE Distributors LLC
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYL Investors	NYL Investors LLC
NYLIFE Securities	NYLIFE Securities LLC
75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
OTC	Over-the-counter
OTC-cleared	Over-the-counter clearinghouse
OTC-bilateral	Over-the-counter bilateral agreements
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
RMBS	Residential mortgage-backed securities
SSAP	Statement of statutory accounting principle
Taiwan Branch	NYLIAC's former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TCJA	Tax Cuts and Jobs Act
TDR	Troubled debt restructuring
The Company	New York Life Insurance and Annuity Corporation
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VEBA	Voluntary Employees Beneficiary Association Trusts
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.
76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
At and for the Year Ended December 31, 2020

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$186,292,922
Other bonds (unaffiliated)	3,083,220,508
Bonds of affiliates	94,372,237
Preferred stocks (unaffiliated)	8,884
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	25,150,810
Common stocks of affiliates	—
Mortgage loans	622,440,191
Real estate	11,244,538
Premium notes, policy loans and liens	46,178,070
Cash on hand and on deposit	621,932
Short-term investments	11,367,212
Derivative instruments	61,185,393
Other invested assets	82,875,190
Aggregate write-ins for investment income	8,082,948
Gross investment income	$4,233,040,835

Real Estate Owned - Book Value less Encumbrances	$98,014,692

Mortgage Loans - Book Value:

Residential mortgages	$9,911,501
Commercial mortgages	14,284,625,627
Mezzanine real estate loans	660,731,769
Total mortgage loans	$14,955,268,897

Mortgage Loans by Standing - Book Value:
Good standing	$14,882,328,916
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$2,456,800
Foreclosures in process	$70,483,181

Other Invested Assets - Statement Value	$2,316,515,367

Collateral Loans	$—
77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$2,830,896,565
Preferred stocks	$—
Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$7,665,839,393
Over one year through five years	31,848,853,375
Over five years through 10 years	27,347,642,456
Over 10 years through 20 years	11,904,440,462
Over 20 years	13,812,501,712
Total by maturity	$92,579,277,398

Bonds by NAIC designation - statement value
NAIC 1	$60,043,794,753
NAIC 2	27,979,204,201
NAIC 3	2,372,491,315
NAIC 4	1,744,410,065
NAIC 5	394,763,946
NAIC 6	44,613,118
Total by NAIC designation	$92,579,277,398

Total bonds publicly traded	$55,227,296,379
Total bonds privately placed	$37,351,981,019

Preferred Stocks - Statement Value	$7,415,712

Common Stocks - Fair Value	$1,286,086,295

Short-Term Investments - Book Value	$87,814,021

Options, Caps and Floors Owned - Statement Value	$28,671,128

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$290,613,035

Future Contracts Open - Current Value	$40,699

Cash on Deposit	$(151,935,469.03)
78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—
Ordinary	$178,821,080
Credit life	$—
Group life	$748,152,412

Amount of Accidental Death Insurance In-Force Under
Ordinary Policies (in thousands):	$988,825

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—
Ordinary	$15,002,902
Credit life	$—
Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$428,674,759
Income payable	$52,206,853

Ordinary - involving life contingencies
Income payable	$42,503,974

Group - not involving life contingencies
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$1,700,712,455
Deferred - fully paid account balance	$45,059,560,415
Deferred - not fully paid - account balance	$36,778,409,721

Group
Amount of income payable	$84,199,660
Fully paid account balance	$1,496,496
Not fully paid - account balance	$—

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—
Group	$—
Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$234,059,154
Dividend accumulations - account balance	$—

Claim Payments 2020 (in thousands):
Group accident and health - year ended December 31, 2019
2020	$—
2019	$—
2018	$—
2017	$—
2016	$—
Prior	$—

Other accident and health
2020	$—
2019	$—
2018	$—
2017	$—
2016	$—
Prior	$—

Other coverages that use developmental methods to calculate
claims reserves (in thousands):
2020	$824,593
2019	$764,168
2018	$572,495
2017	$486,327
2016	$371,779
Prior	$4,644
80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE
At and for the Year Ended December 31, 2020

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$6,927,326,544	6.140%	$6,927,326,544	—	$6,927,326,544	6.141%
All other governments	236,945,117	0.210	236,945,117	—	236,945,117	0.210
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	15,557,569,114	13.790	15,557,569,114	—	15,557,569,114	13.792
Industrial and miscellaneous	63,754,113,407	56.509	63,754,113,407	—	63,754,113,407	56.519
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	2,830,896,565	2.509	2,830,896,565	—	2,830,896,565	2.510
SVO identified funds	22,350,290	0.020	22,350,290	—	22,350,290	0.020
Unaffiliated Bank loans	558,250,421	0.495	558,250,421	—	558,250,421	0.495
Total long-term bonds	89,887,451,458	79.673	89,887,451,458	—	89,887,451,458	79.687
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	7,415,712	0.007	7,415,712	—	7,415,712	0.007
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	7,415,712	0.007	7,415,712	—	7,415,712	0.007
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	801,815,725	0.711	801,815,725	—	801,815,725	0.711
Industrial and miscellaneous Other (Unaffiliated)	60,604,248	0.054	60,604,248	—	60,604,248	0.054
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	423,666,322	0.376	423,666,322	—	423,666,322	0.376
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Total common stocks	1,286,086,295	1.140	1,286,086,295	—	1,286,086,295	1.140
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	9,911,503	0.009	10,023,235	—	10,023,235	0.009
Commercial mortgages	14,284,625,628	12.661	14,284,625,627	—	14,284,625,627	12.664
Mezzanine real estate loans	660,731,769	0.586	660,731,769	—	660,731,769	0.586
Total valuation allowance	—	—	(111,734)	—	(111,734)	—
Total mortgage loans	14,955,268,900	13.256	14,955,268,897	—	14,955,268,897	13.258
Real Estate:
81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE (continued)

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	98,014,693	0.087	98,014,692	—	98,014,692	0.087
Properties held for sale	—	—	—	—	—	—
Total real estate	98,014,693	0.087	98,014,692	—	98,014,692	0.087
Cash, cash equivalents and short-term investments:
Cash	(151,935,469)	(0.135)	(151,935,469)	—	(151,935,469)	(0.135)
Cash equivalents	2,863,388,863	2.538	2,863,388,863	—	2,863,388,863	2.538
Short-term investments	87,814,021	0.078	87,814,021	—	87,814,021	0.078
Total cash, cash equivalents and short-term investments	2,799,267,415	2.481	2,799,267,415	—	2,799,267,415	2.482
Contract loans	908,089,358	0.805	890,069,994	—	890,069,994	0.789
Derivatives	515,180,694	0.457	515,180,694	—	515,180,694	0.457
Other invested assets	2,318,128,753	2.055	2,316,515,367	—	2,316,515,367	2.054
Receivables for securities	7,355,949	0.007	7,355,949	—	7,355,949	0.007
Securities Lending	—	—	—	—	—	—
Other invested assets	38,337,049	0.034	38,337,049		38,337,049	0.034
Total invested assets	$112,820,596,276	100.000%	$112,800,963,522	—	$112,800,963,522	100.000%
* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.
82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES
At and for the Year Ended December 31, 2020

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743
The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $123,563,132,745

2.Ten largest exposures to a single issuer/borrower/investment.

	Description of		Percentage of Total
Issuer	Exposure	Amount	Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	Affiliated Bonds/Limited Partnership	$3,320,346,058	2.7%
JPMORGAN CHASE & CO	Bonds/Equity	$1,278,685,113	1.0%
WELLS FARGO & COMPANY	Bonds/Equity	$1,167,890,377	0.9%
NYLIM HOLDINGS NOTE	Bonds	$762,000,000	0.6%
MORGAN STANLEY	Bonds/Equity	$752,454,264	0.6%
GS MORTGAGE SECURITIES	Bonds	$681,567,075	0.6%
CITIGROUP	Bonds/Equity	$584,581,634	0.5%
THE MACERICH COMPANY	Mortgage Loans	$480,944,006	0.4%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.4%
BROOKFIELD PROPERTY PARTNERS, L.P.	Mortgage Loans	$431,451,975	0.3%
3.Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$60,043,794,761	48.6%	P/RP - 1	$17,404	—%
NAIC – 2	$27,979,204,192	22.6%	P/RP - 2	$200,989	—%
NAIC – 3	$2,372,491,315	1.9%	P/RP - 3	$—	—%
NAIC – 4	$1,744,410,064	1.4%	P/RP - 4	$—	—%
NAIC – 5	$394,763,946	0.3%	P/RP - 5	$1,465,882	—%
NAIC – 6	$44,613,119	—%	P/RP - 6	$5,731,437	—%

83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
4.Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?
Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10

Total admitted assets held in foreign investments	$13,565,348,014	11.0%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5.Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$13,288,224,547	10.8%
Countries rated NAIC-2	$167,075,347	0.1%
Countries rated NAIC-3 or below	$110,048,120	0.1%
6.Largest foreign investment exposures by country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
UNITED KINGDOM	$3,925,745,934	3.2%
CAYMAN ISLANDS	$3,271,416,351	2.6%
Countries rated NAIC-2:
MEXICO	$103,525,646	0.1%
COLOMBIA	$25,951,370	—%
Countries rated NAIC-3 or below:
BARBADOS	$79,477,175	0.1%
BAHAMAS	$28,731,225	—%

7. Aggregate unhedged foreign currency exposure	$407,236,388	0.3%
8.Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:	$401,828,923	0.3%
Countries rated NAIC-2:	$3,692,105	—%
Countries rated NAIC-3 or below:	$1,715,361	—%
9.Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:
Australia	$174,222,566	0.1%
Luxembourg	$98,183,821	0.1%
Countries rated NAIC-2:
India	$1,603,074	—%
Italy	$978,031	—%
Countries rated NAIC-3 or below:
Brazil	$1,148,971	—%
South Africa	$566,390	—%
10.Ten largest non-sovereign (i.e. non-governmental) foreign issues:
84

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Issuer	NAIC Rating
SMITH & NEPHEW PLC	1.G	$144,500,000	0.1%
TRITAX BIG BOX REIT PLC	2.A	$137,036,673	0.1%
STATNETT SF	1.F	$123,800,000	0.1%
ANGLIAN WATER GROUP LTD	1.G FE	$115,432,755	0.1%
BRITISH LAND COMPANY PLC	1.F	$113,628,742	0.1%
ANGEL TRAINS GRP	2.B	$113,320,101	0.1%
LESAFFRE	2.A	$104,001,742	0.1%
BUUK INFRASTRUCTURE ISSUER PLC	2.B FE	$102,931,286	0.1%
WESTPAC BANKING CORP	1.D FE	$96,967,167	0.1%
THAMES WATER UTILITIES HOLDINGS	2.A	$95,413,569	0.1%
11.Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12.Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?
Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
MADISON CAPITAL FUNDING LLC	$1,251,449,493	1.0%
VANGUARD 500 INDEX FUND	$240,728,381	0.2%
SPDR S&P 500 ETF TRUST	$200,103,193	0.2%
CANDRIAM WORLD ALTERNATIVE ALPHAMAX	$88,554,329	0.1%
STONE RIDGE HOLDING GROUP LP - PREFERRED SHARES	$87,210,000	0.1%
CANDRIAM GF HIGH YIELD CORPORATE	$85,640,090	0.1%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$76,475,935	0.1%
INE CANDRIAM GF US COR BD SQ USD DIS	$58,263,500	0.0%
MACKAY SHIELDS UNCONSTRAINED BONDS	$55,170,626	0.0%
NYLIC HKP MEMBER LLC	$49,704,863	0.0%
14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:
85

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

Aggregate statement value of investments held in nonaffiliated, privately placed equities
Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$396,176,145	$—	$396,176,145
CANDRIAM LUXEMBOURG	$252,682,615	$—	$252,682,615
THE VANGUARD GROUP, INC.	$240,728,381	$240,728,381	$—
STATE STREET GLOBAL ADVISORS	$200,103,193	$200,103,193	$—
GOLDPOINT PARTNERS	$124,508,779	$—	$124,508,779
AUSBIL INVESTMENT MANAGEMENT LIMITED	$115,813,081	$—	$115,813,081
NYL INVESTORS LLC - REAL ESTATE INVESTORS	$86,357,780	$—	$86,357,780
NEW YORK LIFE INVESTMENT MANAGEMENT LLC	$55,170,626	$55,170,626	$—
MACKAY SHIELDS LLC	$49,438,593	$—	$49,438,593
TCW	$34,710,903	$—	$34,710,903

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
Commercial	$405,500,000	0.3%
Commercial	$306,245,000	0.2%
Commercial	$247,100,000	0.2%
Commercial	$228,900,000	0.2%
Commercial	$220,890,000	0.2%
Commercial	$205,476,020	0.2%
Commercial	$183,592,539	0.1%
Commercial	$175,114,096	0.1%
Commercial	$159,000,000	0.1%
Commercial	$155,699,999	0.1%
86

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$425,252,242	0.3%
Mortgage loans over 90 days past due	$2,456,800	—%
Mortgage loans in the process of foreclosure	$70,483,181	0.1%
Mortgage loans foreclosed	$39,978,973	—%
Restructured mortgage loans	$—	—%
17.Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$69,828,182	0.1%	$—	—%
91% to 95%	$—	—%	$—	—%	$—	—%
81% to 90%	$—	—%	$167,134,636	0.1%	$—	—%
71% to 80%	$359,676	—%	$1,070,273,026	0.9%	$—	—%
Below 70%	$9,551,824	—%	$13,638,121,552	11.0%	$—	—%
18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets
Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20.Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$594,252,138	0.5%	$671,315,646	$617,334,746	$610,306,021
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$252,333,000	0.2%	$338,383,000	$216,285,000	$210,206,000
Dollar repurchase agreements	$827,313	—%	$—	$155,186	$257,646
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—
87

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
21.Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

Hedging	$28,671,128	—%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%
22.Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$107,412,941	0.1%	$106,071,578	$105,086,427	$103,674,634
Income generation	$—	—%	$—	$—	$—
Replications	$12,632,294	—%	$10,390,153	$9,879,730	$8,889,548
Other	$—	—%	$—	$—	$—
23.Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$568,974	—%	$995,785	$742,005	$634,401
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—
88

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 4 - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS
At and for the Year Ended December 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1. Has New York Life Insurance and Annuity Corporation reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:__________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] NA [ X ]

2.Has New York Life Insurance and Annuity Corporation reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

3.Does New York Life Insurance and Annuity Corporation have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.Provisions that permit settlements to be made less frequently than quarterly;
c.Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.
Yes [ ] No [ X ]

89

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4 - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS (continued)
4.Has New York Life Insurance and Annuity Corporation reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract	Response	Identify reinsurance contract(s)	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

5.Has New York Life Insurance and Annuity Corporation ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] NA [ ]

b.Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] NA [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:__________

90